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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for eleven of its series, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Golden Mid Cap Core Fund, Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund, for the six months ended January 31, 2010. These series have July 31 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 - Reports to Stockholders.

Evergreen Disciplined Value Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Disciplined Value Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

1

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the management team of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced and fundamentally sound corporations. The portfolio manager of Evergreen Disciplined Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities. The manager of Evergreen Enhanced S&P 500® Fund used a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment, and quality. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and implementation costs. Management of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The management of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the management of Evergreen Fundamental Mid Cap Value Fund emphasized mid-sized companies selling at what the management believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the management of Evergreen Special Values Fund focused on higher-quality companies believed to have reasonable prices and strong balance sheets, and the management of Evergreen Small Cap Value Fund sought to invest in small companies of sound quality at attractive prices.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can

2

LETTER TO SHAREHOLDERS continued

help avoid missing potential periods of strong recovery.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/8/1992

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	5/8/1992

Nasdaq symbol	EDSAX	EDSBX	EDSCX	EDSIX

6-month return with sales charge	2.64%	3.43%	7.46%	N/A

6-month return w/o sales charge	8.90%	8.43%	8.46%	9.06%

Average annual return*

1-year with sales charge	19.25%	20.59%	24.62%	N/A

1-year w/o sales charge	26.52%	25.59%	25.62%	26.93%

5-year	-1.35%	-1.19%	-0.95%	0.03%

10-year	2.24%	2.46%	2.45%	2.95%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Disciplined Value Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,089.02	$ 6.27
Class B	$1,000.00	$1,084.29	$10.19
Class C	$1,000.00	$1,084.59	$10.19
Class I	$1,000.00	$1,090.63	$ 4.95
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.21	$ 6.06
Class B	$1,000.00	$1,015.43	$ 9.86
Class C	$1,000.00	$1,015.43	$ 9.86
Class I	$1,000.00	$1,020.47	$ 4.79

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.19% for Class A, 1.94% for Class B, 1.94% for Class C and 0.94% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,					Year Ended April 30, 2005[2]

CLASS A		2009	2008	2007	2006	2005[1]

Net asset value, beginning of period	$10.10	$13.75	$18.05	$16.62	$15.82	$16.96	$17.35

Income from investment operations
Net investment income	0.06	0.22	0.27	0.27	0.22	0.05	0.01
Net realized and unrealized gains or losses on investments	0.84	(3.42)	(2.15)	1.96	1.22	1.08	(0.36)

Total from investment operations	0.90	(3.20)	(1.88)	2.23	1.44	1.13	(0.35)

Distributions to shareholders from
Net investment income	(0.06)	(0.22)	(0.27)	(0.27)	(0.19)	(0.04)	(0.04)
Net realized gains	0	(0.23)	(2.15)	(0.53)	(0.45)	(2.23)	0

Total distributions to shareholders	(0.06)	(0.45)	(2.42)	(0.80)	(0.64)	(2.27)	(0.04)

Net asset value, end of period	$10.94	$10.10	$13.75	$18.05	$16.62	$15.82	$16.96

Total return[3]	8.90%	(22.92)%	(11.90)%	13.60%	9.44%	7.76%	(2.01)%

Ratios and supplemental data
Net assets, end of period (thousands)	$38,058	$40,132	$69,864	$119,461	$13,428	$1,617	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.19%[4]	1.12%	1.04%	1.04%	1.15%	1.26%[4]	1.11%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.26%[4]	1.25%	1.11%	1.04%	1.17%	1.26%[4]	1.11%[4]
Net investment income	1.09%[4]	2.21%	1.67%	1.04%	1.14%	0.74%[4]	0.58%[4]
Portfolio turnover rate	28%	33%	45%	60%	55%	15%	54%

1	For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.
2	For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,					Year Ended April 30, 2005[2]

CLASS B		2009	2008	2007	2006	2005[1]

Net asset value, beginning of period	$10.05	$13.68	$17.96	$16.55	$15.79	$16.97	$17.35

Income from investment operations
Net investment income	0.02	0.15	0.14	0.13	0.10	0.01 [3]	0 [3]
Net realized and unrealized gains or losses on investments	0.83	(3.41)	(2.13)	1.94	1.22	1.06	(0.34)

Total from investment operations	0.85	(3.26)	(1.99)	2.07	1.32	1.07	(0.34)

Distributions to shareholders from
Net investment income	(0.02)	(0.14)	(0.14)	(0.13)	(0.11)	(0.02)	(0.04)
Net realized gains	0	(0.23)	(2.15)	(0.53)	(0.45)	(2.23)	0

Total distributions to shareholders	(0.02)	(0.37)	(2.29)	(0.66)	(0.56)	(2.25)	(0.04)

Net asset value, end of period	$10.88	$10.05	$13.68	$17.96	$16.55	$15.79	$16.97

Total return[4]	8.43%	(23.44)%	(12.61)%	12.70%	8.64%	7.35%	(1.97)%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,841	$2,118	$4,261	$7,329	$5,070	$121	$5
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.94%[5]	1.87%	1.79%	1.79%	1.89%	2.00%[5]	1.82%[5]
Expenses excluding waivers/reimbursements and expense reductions	2.01%[5]	2.00%	1.86%	1.79%	1.91%	2.00%[5]	1.82%[5]
Net investment income	0.35%[5]	1.49%	0.91%	0.71%	0.47%	0.16%[5]	0.10%[5]
Portfolio turnover rate	28%	33%	45%	60%	55%	15%	54%

1	For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.
2	For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.
3	Per share amount is based on average shares outstanding during the period.
4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,					Year Ended April 30, 2005[2]

CLASS C		2009	2008	2007	2006	2005[1]

Net asset value, beginning of period	$10.03	$13.65	$17.93	$16.53	$15.79	$16.97

							$17.35

Income from investment operations
Net investment income (loss)	0.02	0.15	0.14	0.13	0.12	0 [3]	0
Net realized and unrealized gains or losses on investments	0.83	(3.40)	(2.13)	1.93	1.18	1.08	(0.34)

Total from investment operations	0.85	(3.25)	(1.99)	2.06	1.30	1.08	(0.34)

Distributions to shareholders from
Net investment income	(0.02)	(0.14)	(0.14)	(0.13)	(0.11)	(0.03)	(0.04)
Net realized gains	0	(0.23)	(2.15)	(0.53)	(0.45)	(2.23)	0

Total distributions to shareholders	(0.02)	(0.37)	(2.29)	(0.66)	(0.56)	(2.26)	(0.04)

Net asset value, end of period	$10.86	$10.03	$13.65	$17.93	$16.53	$15.79	$16.97

Total return[4]	8.46%	(23.47)%	(12.58)%	12.65%	8.54%	7.37%	(1.97)%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,374	$1,455	$1,890	$3,009	$1,617	$144	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.94%[5]	1.88%	1.79%	1.79%	1.88%	2.16%[5]	1.85%[5]
Expenses excluding waivers/reimbursements and expense reductions	2.01%[5]	2.01%	1.86%	1.79%	1.90%	2.16%[5]	1.85%[5]
Net investment income (loss)	0.33%[5]	1.44%	0.91%	0.70%	0.53%	(0.09)%[5]	(0.16)%[5]
Portfolio turnover rate	28%	33%	45%	60%	55%	15%	54%

1	For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.
2	For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.
3	Per share amount is based on average shares outstanding during the period.
4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,					Year Ended April 30, 2005[2]

CLASS I		2009	2008	2007	2006	2005[1]

Net asset value, beginning of period	$10.07	$13.71	$18.01	$16.59	$15.81	$16.97	$16.14

Income from investment operations
Net investment income	0.07	0.26	0.31	0.32	0.24	0.05	0.12
Net realized and unrealized gains or losses on investments	0.84	(3.42)	(2.15)	1.94	1.23	1.07	1.84 [3]

Total from investment operations	0.91	(3.16)	(1.84)	2.26	1.47	1.12	1.96

Distributions to shareholders from
Net investment income	(0.07)	(0.25)	(0.31)	(0.31)	(0.24)	(0.05)	(0.12)
Net realized gains	0	(0.23)	(2.15)	(0.53)	(0.45)	(2.23)	(1.01)

Total distributions to shareholders	(0.07)	(0.48)	(2.46)	(0.84)	(0.69)	(2.28)	(1.13)

Net asset value, end of period	$10.91	$10.07	$13.71	$18.01	$16.59	$15.81	$16.97

Total return	9.06%	(22.72)%	(11.71)%	13.85%	9.66%	7.65%	12.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$89,301	$97,385	$235,108	$559,719	$673,865	$157,238	$157,107
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%[4]	0.87%	0.79%	0.79%	0.88%	0.91%[4]	0.99%
Expenses excluding waivers/reimbursements and expense reductions	1.01%[4]	1.00%	0.86%	0.79%	0.90%	0.91%[4]	1.20%
Net investment income	1.34%[4]	2.48%	1.93%	1.78%	1.45%	1.34%[4]	0.64%
Portfolio turnover rate	28%	33%	45%	60%	55%	15%	54%

1	For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.
2

Effective at the close of business March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to March 21, 2005 are those of SouthTrust Fund.

3

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

4	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 10.0%
Automobiles 0.7%
Ford Motor Co. *	84,917	$920,500

Diversified Consumer Services 0.3%
ITT Educational Services, Inc. *	3,507	339,723

Hotels, Restaurants & Leisure 0.5%
Carnival Corp. *	8,946	298,170
Royal Caribbean Cruises, Ltd. *	15,658	408,518

		706,688

Household Durables 1.1%
Newell Rubbermaid, Inc.	25,438	345,194
Whirlpool Corp.	13,636	1,025,154

		1,370,348

Media 4.0%
Comcast Corp., Class A	120,798	1,912,232
Gannett Co., Inc.	44,045	711,327
Time Warner Cable, Inc.	17,691	771,151
Time Warner, Inc.	44,876	1,231,846
Walt Disney Co.	22,065	652,021

		5,278,577

Multiline Retail 1.8%
Big Lots, Inc. *	17,834	506,664
Dollar Tree, Inc. *	5,988	296,526
Macy’s, Inc.	47,292	753,361
Target Corp.	15,911	815,757

		2,372,308

Specialty Retail 1.3%
AutoZone, Inc. *	1,998	309,750
Best Buy Co., Inc.	12,907	473,041
Penske Automotive Group, Inc. *	19,761	277,840
Ross Stores, Inc.	12,690	582,852

		1,643,483

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	10,641	371,158

CONSUMER STAPLES 5.4%
Beverages 0.9%
Coca-Cola Enterprises, Inc.	55,865	1,127,914

Food & Staples Retailing 1.7%
CVS Caremark Corp.	14,789	478,720
Kroger Co.	12,065	258,553

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
Safeway, Inc.	36,174	$812,106
Wal-Mart Stores, Inc.	12,317	658,098

		2,207,477

Food Products 1.6%
Archer Daniels Midland Co.	35,588	1,066,572
Bunge, Ltd.	4,265	250,739
Del Monte Foods Co.	41,044	467,081
Sara Lee Corp.	29,468	357,742

		2,142,134

Household Products 0.6%
Procter & Gamble Co.	13,345	821,385

Personal Products 0.3%
Estee Lauder Cos., Class A	7,289	382,818

Tobacco 0.3%
Philip Morris International, Inc.	7,922	360,530

ENERGY 17.4%
Energy Equipment & Services 2.8%
Atwood Oceanics, Inc. *	10,660	357,323
Exterran Holdings, Inc. *	34,448	698,605
Helmerich & Payne, Inc.	11,578	484,308
National Oilwell Varco, Inc. *	15,452	631,987
Noble Corp.	17,626	710,680
Patterson-UTI Energy, Inc.	17,005	261,197
Rowan Cos, Inc. *	24,006	515,649

		3,659,749

Oil, Gas & Consumable Fuels 14.6%
Apache Corp.	17,774	1,755,538
Chevron Corp.	59,705	4,305,925
ConocoPhillips	54,445	2,613,360
Devon Energy Corp.	7,813	522,768
El Paso Corp.	108,647	1,102,767
EOG Resources, Inc.	7,701	696,324
Exxon Mobil Corp.	87,542	5,640,331
Marathon Oil Corp.	8,889	264,981
Murphy Oil Corp.	8,169	417,273
Occidental Petroleum Corp.	13,137	1,029,153
Overseas Shipholding Group, Inc.	7,309	326,054
SandRidge Energy, Inc. *	45,372	383,847

		19,058,321

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 23.4%
Capital Markets 4.3%
Ameriprise Financial, Inc.	18,580	$710,499
Bank of New York Mellon Corp.	25,774	749,766
BlackRock, Inc.	1,789	382,524
Goldman Sachs Group, Inc.	17,087	2,541,179
Morgan Stanley	14,744	394,844
State Street Corp.	21,015	901,123

		5,679,935

Commercial Banks 4.9%
Bank of Hawaii Corp.	6,365	289,480
BB&T Corp.	14,624	407,571
PNC Financial Services Group, Inc.	17,296	958,717
U.S. Bancorp	41,031	1,029,058
Wells Fargo & Co. °	129,328	3,676,795

		6,361,621

Consumer Finance 1.0%
American Express Co.	14,791	557,029
SLM Corp. *	65,625	691,031

		1,248,060

Diversified Financial Services 5.4%
Bank of America Corp.	180,086	2,733,706
Citigroup, Inc.	72,353	240,212
JPMorgan Chase & Co.	99,098	3,858,876
NASDAQ OMX Group, Inc. *	16,002	287,876

		7,120,670

Insurance 5.4%
ACE, Ltd.	14,431	711,015
Allied World Assurance Co. Holdings, Ltd.	7,301	326,793
Aspen Insurance Holdings, Ltd.	12,955	344,992
Chubb Corp.	14,297	714,850
Endurance Specialty Holdings, Ltd.	9,758	351,483
Everest Re Group, Ltd.	6,083	521,556
Hartford Financial Services Group, Inc.	25,344	608,002
PartnerRe, Ltd.	9,832	733,369
Prudential Financial, Inc.	8,812	440,512
Reinsurance Group of America, Inc.	15,005	731,044
Travelers Companies, Inc.	31,894	1,616,069

		7,099,685

Real Estate Investment Trusts (REITs) 2.1%
Annaly Capital Management, Inc.	42,147	732,515
Hospitality Properties Trust	27,435	606,862

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) continued
Host Hotels & Resorts, Inc.	35,167	$372,770
HRPT Properties Trust	86,910	579,690
Simon Property Group, Inc.	6,170	444,240

		2,736,077

Thrifts & Mortgage Finance 0.3%
Hudson City Bancorp, Inc.	25,056	332,493

HEALTH CARE 10.1%
Health Care Equipment & Supplies 0.3%
Baxter International, Inc.	6,654	383,204

Health Care Providers & Services 2.7%
Health Net, Inc. *	18,492	448,616
Humana, Inc. *	10,544	512,649
McKesson Corp.	10,356	609,140
UnitedHealth Group, Inc.	24,052	793,716
WellPoint, Inc. *	18,317	1,167,159

		3,531,280

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc. *	11,836	546,231

Pharmaceuticals 6.7%
Eli Lilly & Co.	32,471	1,142,980
Forest Laboratories, Inc. *	9,583	284,040
Johnson & Johnson	28,542	1,794,150
Merck & Co., Inc.	28,994	1,106,991
Pfizer, Inc.	236,394	4,411,112

		8,739,273

INDUSTRIALS 11.3%
Aerospace & Defense 2.9%
General Dynamics Corp.	21,107	1,411,003
L-3 Communications Holdings, Inc.	11,803	983,662
Northrop Grumman Corp.	25,085	1,419,811

		3,814,476

Air Freight & Logistics 0.8%
FedEx Corp.	8,938	700,292
United Parcel Service, Inc., Class B	6,656	384,517

		1,084,809

Building Products 0.3%
Owens Corning, Inc. *	15,725	404,604

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.7%
Pitney Bowes, Inc.	13,420	$280,747
R.R. Donnelley & Sons Co.	28,699	568,814

		849,561

Construction & Engineering 0.7%
Fluor Corp.	10,004	453,582
KBR, Inc.	547	10,245
Shaw Group, Inc.	13,428	433,590

		897,417

Industrial Conglomerates 3.6%
General Electric Co.	252,683	4,063,143
Tyco International, Ltd.	16,447	582,717

		4,645,860

Machinery 1.0%
Caterpillar, Inc.	10,313	538,751
Timken Co.	17,432	390,651
Trinity Industries, Inc.	25,202	394,159

		1,323,561

Road & Rail 1.3%
Hertz Global Holdings, Inc. *	43,261	448,184
Norfolk Southern Corp.	17,233	810,985
Ryder System, Inc.	11,454	416,926

		1,676,095

INFORMATION TECHNOLOGY 5.3%
Computers & Peripherals 1.8%
International Business Machines Corp.	7,752	948,767
Seagate Technology, Inc.	40,845	683,337
Western Digital Corp. *	17,580	667,864

		2,299,968

Electronic Equipment, Instruments & Components 0.9%
Flextronics International, Ltd. *	40,864	259,078
Ingram Micro, Inc., Class A *	20,836	352,129
Tech Data Corp. *	7,720	314,590
Vishay Intertechnology, Inc. *	36,247	273,302

		1,199,099

IT Services 0.9%
Computer Sciences Corp. *	18,049	925,913
Convergys Corp. *	23,251	248,786

		1,174,699

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 0.2%
Xerox Corp.	24,623	$214,713

Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	46,400	900,160
Marvell Technology Group, Ltd. *	15,807	275,516
Texas Instruments, Inc.	11,524	259,290

		1,434,966

Software 0.4%
Symantec Corp. *	33,523	568,215

MATERIALS 4.3%
Chemicals 2.5%
Ashland, Inc.	9,750	393,998
Cabot Corp.	11,835	305,106
Dow Chemical Co.	9,227	249,959
Eastman Chemical Co.	16,632	940,207
Lubrizol Corp.	12,298	906,240
Nalco Holding Co.	20,040	472,543
Valspar Corp.	2,336	61,857

		3,329,910

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc. *	6,322	421,614
Reliance Steel & Aluminum Co.	9,852	401,371

		822,985

Paper & Forest Products 1.2%
International Paper Co.	45,069	1,032,531
MeadWestvaco Corp.	20,764	499,789

		1,532,320

TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 4.7%
AT&T, Inc.	166,988	4,234,816
Qwest Communications International, Inc.	135,364	569,882
Verizon Communications, Inc.	44,114	1,297,834

		6,102,532

UTILITIES 6.2%
Electric Utilities 2.4%
Edison International	14,967	498,701
Entergy Corp.	5,223	398,567
FirstEnergy Corp.	18,885	823,764
Mirant Corp. *	47,749	671,828

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Pinnacle West Capital Corp.	16,462	$589,669
PPL Corp.	5,104	150,517

		3,133,046

Gas Utilities 0.1%
UGI Corp.	3,665	89,829

Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group, Inc.	23,168	747,863

Multi-Utilities 3.2%
CenterPoint Energy, Inc.	36,847	514,016
CMS Energy Corp.	70,688	1,072,337
DTE Energy Co.	21,976	923,871
Integrys Energy Group, Inc.	9,196	384,852
NiSource, Inc.	59,480	847,590
Public Service Enterprise Group, Inc.	14,610	446,920

		4,189,586

Total Common Stocks (cost $131,040,688)		128,077,756

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.2%
U.S. TREASURY OBLIGATION 0.4%
U.S. Treasury Bills, 0.04%, 03/18/2010 ß ƒ	$500,000	499,981

	Shares	Value

MUTUAL FUND SHARES 1.8%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø	2,344,912	2,344,912

Total Short-Term Investments (cost $2,844,893)		2,844,893

Total Investments (cost $133,885,581) 100.3%		130,922,649
Other Assets and Liabilities (0.3%)		(348,348)

Net Assets 100.0%		$130,574,301

*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At January 31, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $4,486,557 and earned $14,879 of income for the six months ended January 31, 2010 which is included in income from affiliated issuers.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Financials	23.8%
Energy	17.7%
Industrials	11.5%
Health Care	10.3%
Consumer Discretionary	10.2%
Utilities	6.4%
Consumer Staples	5.5%
Information Technology	5.4%
Telecommunication Services	4.8%
Materials	4.4%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $127,054,112)	$124,900,942
Investments in affiliated issuers, at value (cost $6,831,469)	6,021,707

Total investments	130,922,649
Receivable for securities sold	6,427,359
Dividends receivable	191,039
Prepaid expenses and other assets	36,293

Total assets	137,577,340

Liabilities
Payable for securities purchased	6,322,029
Payable for Fund shares redeemed	608,649
Payable for daily variation margin on open futures contracts	24,200
Advisory fee payable	5,991
Distribution Plan expenses payable	1,066
Due to other related parties	2,443
Accrued expenses and other liabilities	38,661

Total liabilities	7,003,039

Net assets	$130,574,301

Net assets represented by
Paid-in capital	$184,994,793
Undistributed net investment income	77,953
Accumulated net realized losses on investments	(51,429,423)
Net unrealized losses on investments	(3,069,022)

Total net assets	$130,574,301

Net assets consists of
Class A	$38,057,935
Class B	1,840,801
Class C	1,374,337
Class I	89,301,228

Total net assets	$130,574,301

Shares outstanding (unlimited number of shares authorized)
Class A	3,479,033
Class B	169,165
Class C	126,547
Class I	8,185,515

Net asset value per share
Class A	$10.94
Class A—Offering price (based on sales charge of 5.75%)	$11.61
Class B	$10.88
Class C	$10.86
Class I	$10.91

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends	$1,601,421
Income from affiliated issuers	15,799
Interest	251

Total investment income	1,617,471

Expenses
Advisory fee	440,364
Distribution Plan expenses
Class A	50,638
Class B	10,224
Class C	7,691
Administrative services fee	71,026
Transfer agent fees	114,056
Trustees’ fees and expenses	2,093
Printing and postage expenses	20,026
Custodian and accounting fees	21,300
Registration and filing fees	23,793
Professional fees	18,070
Other	4,193

Total expenses	783,474
Less: Expense reductions	(15)
Fee waivers	(49,718)

Net expenses	733,741

Net investment income	883,730

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities
Unaffiliated issuers	(2,505,528)
Affiliated issuers	(259,368)
Futures contracts	444,219

Net realized losses on investments	(2,320,677)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	13,508,128
Affiliated issuers	887,640
Futures contracts	(229,563)

Net change in unrealized gains or losses on investments	14,166,205

Net realized and unrealized gains or losses on investments	11,845,528

Net increase in net assets resulting from operations	$12,729,258

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009

Operations
Net investment income		$883,730		$4,175,611
Net realized losses on investments		(2,320,677)		(48,156,632)
Net change in unrealized gains or losses on investments		14,166,205		(22,676,646)

Net increase (decrease) in net assets resulting from operations		12,729,258		(66,657,667)

Distributions to shareholders from
Net investment income
Class A		(219,659)		(1,003,098)
Class B		(3,217)		(37,100)
Class C		(2,645)		(21,191)
Class I		(656,961)		(3,057,122)
Net realized gains
Class A		0		(1,083,278)
Class B		0		(63,147)
Class C		0		(32,180)
Class I		0		(3,041,967)

Total distributions to shareholders		(882,482)		(8,339,083)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	93,521	1,041,484	441,697	4,257,189
Class B	1,553	17,121	51,415	516,301
Class C	14,549	160,748	78,322	753,769
Class I	142,382	1,554,704	1,799,703	16,514,586

		2,774,057		22,041,845

Net asset value of shares issued in reinvestment of distributions
Class A	19,024	208,660	210,683	1,980,802
Class B	254	2,777	9,793	90,267
Class C	190	2,076	4,577	41,875
Class I	24,570	268,591	226,961	2,135,323

		482,104		4,248,267

Automatic conversion of Class B shares to Class A shares
Class A	9,519	103,428	40,395	386,400
Class B	(9,568)	(103,428)	(40,620)	(386,400)

		0		0

Payment for shares redeemed
Class A	(615,778)	(6,771,527)	(1,801,661)	(18,061,903)
Class B	(33,816)	(371,130)	(121,417)	(1,207,349)
Class C	(33,250)	(367,178)	(76,271)	(733,794)
Class I	(1,647,812)	(18,107,498)	(9,504,400)	(101,324,698)

		(25,617,333)		(121,327,744)

Net decrease in net assets resulting from capital share transactions		(22,361,172)		(95,037,632)

Total decrease in net assets		(10,514,396)		(170,034,382)
Net assets
Beginning of period		141,088,697		311,123,079

End of period		$130,574,301		$141,088,697

Undistributed net investment income		$77,953		$76,705

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Disciplined Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $49,718.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended January 31, 2010, EIS received $231 from the sale of Class A shares and $3,047, in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $37,773,059 and $59,277,894, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$128,077,756	$0	$0	$128,077,756
Debt securities issued by U.S. Treasury and U.S. government agencies	0	499,981	0	499,981
Short-term investments	2,344,912	0	0	2,344,912

	$130,422,668	$499,981	$0	$130,922,649

Further details on the major security types listed above can be found in the Schedule of Investments.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$(106,090)	$0	$0	$(106,090)

*	Other financial instruments include futures contracts.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $135,235,389. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,586,445 and $12,899,185, respectively, with a net unrealized depreciation of $4,312,740.

As of July 31, 2009, the Fund had $5,003,683 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2009, the Fund incurred and elected to defer post-October losses of $42,635,634.

6. DERIVATIVE TRANSACTIONS

During the six months ended January 31, 2010, the Fund entered into futures contracts for speculative purposes.

At January 31, 2010, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2010	Unrealized Gain (Loss)

March 2010	11 S&P 500 Index	$3,049,690	$2,943,600	$(106,090)

The Fund had an average contract amount of $2,749,051 in futures contracts during the six months ended January 31, 2010.

On January 31, 2010, the cumulative depreciation on futures contracts in the amount of $106,090 is reflected in net unrealized losses on investment on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts only represents the current day’s variation margin. The realized losses and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended January 31, 2010, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some,

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

13. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Disciplined Value Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Disciplined Value Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

14. SUBSEQUENT DISTRIBUTIONS

On March 11, 2010, the Fund declared distributions from net investment income to shareholders of record on March 10, 2010. The per share amounts payable on March 12, 2010 were as follows:

Net Investment Income

Class A	$0.0330
Class B	0.0106
Class C	0.0106
Class I	0.0400

These distributions are not reflected in the accompanying financial statements.

29

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Disciplined Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered

30

ADDITIONAL INFORMATION (unaudited) continued

information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

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ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC,

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ADDITIONAL INFORMATION (unaudited) continued

would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (incl uding amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that

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ADDITIONAL INFORMATION (unaudited) continued

the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the Russell 1000 Value Index. The Trustees also noted that the Fund’s Class A shares’ performance was in the second quintile for the one- and three-year periods ended December 31, 2008 and in the first quintile for the five- and ten-year periods ended December 31, 2008, of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with

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ADDITIONAL INFORMATION (unaudited) continued

industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

120960 575709 rv4 03/2010

Evergreen Enhanced S&P 500® Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
34	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Enhanced S&P 500® Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

1

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the management team of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced and fundamentally sound corporations. The portfolio manager of Evergreen Disciplined Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities. The manager of Evergreen Enhanced S&P 500® Fund used a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment, and quality. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and implementation costs. Management of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The management of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the management of Evergreen Fundamental Mid Cap Value Fund emphasized mid-sized companies selling at what the management believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the management of Evergreen Special Values Fund focused on higher-quality companies believed to have reasonable prices and strong balance sheets, and the management of Evergreen Small Cap Value Fund sought to invest in small companies of sound quality at attractive prices.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors,

2

LETTER TO SHAREHOLDERS continued

staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/28/1990

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

Nasdaq symbol	EVSAX	EVSBX	EVSTX	EVSYX	EVSSX

6-month return with sales charge	3.73%	3.45%	7.49%	N/A	N/A

6-month return w/o sales charge	8.90%	8.45%	8.49%	8.98%	8.89%

Average annual return*

1-year with sales charge	23.46%	23.67%	27.69%	N/A	N/A

1-year w/o sales charge	29.63%	28.67%	28.69%	30.03%	29.75%

5-year	-0.28%	-0.38%	-0.03%	0.96%	0.70%

10-year	-0.70%	-0.96%	-0.95%	0.04%	-0.20%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Historical performance shown for Class IS prior to its inception is based on the performance of Class A, the original class offered. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Enhanced S&P 500® Fund Class A shares versus a similar investment in the S&P 500® Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

An index fund cannot modify its investment strategy to respond to changes in the economy, may be particularly susceptible to general market declines, may not track its benchmark perfectly and may have lower returns than its benchmark index due to fees and expenses.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

5

FUND AT A GLANCE continued

This section left intentionally blank

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of January 31, 2010, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,088.97	$4.16
Class B	$1,000.00	$1,084.51	$8.14
Class C	$1,000.00	$1,084.88	$8.09
Class I	$1,000.00	$1,089.80	$2.90
Class IS	$1,000.00	$1,088.91	$4.16
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.22	$4.02
Class B	$1,000.00	$1,017.39	$7.88
Class C	$1,000.00	$1,017.44	$7.83
Class I	$1,000.00	$1,022.43	$2.80
Class IS	$1,000.00	$1,021.22	$4.02

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.79% for Class A, 1.55% for Class B, 1.54% for Class C, 0.55% for Class I and 0.79% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,		Year Ended September 30,

CLASS A		2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$10.85	$14.40	$18.97	$17.09	$15.56	$13.56	$11.93

Income from investment operations
Net investment income	0.07	0.18	0.14	0.18	0.19	0.12 [2]	0.07
Net realized and unrealized gains or losses on investments	0.90	(3.15)	(2.58)	2.48	1.53	2.02	1.62

Total from investment operations	0.97	(2.97)	(2.44)	2.66	1.72	2.14	1.69

Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.14)	(0.18)	(0.19)	(0.14)	(0.06)
Net realized gains	0	(0.41)	(1.99)	(0.60)	0	0	0

Total distributions to shareholders	(0.08)	(0.58)	(2.13)	(0.78)	(0.19)	(0.14)	(0.06)

Net asset value, end of period	$11.74	$10.85	$14.40	$18.97	$17.09	$15.56	$13.56

Total return[3]	8.90%	(20.07)%	(14.06)%	15.98%	11.13%	15.86%	14.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$239,640	$243,049	$348,350	$513,074	$115,630	$100,728	$51,209
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[4]	1.00%	0.94%[4]	0.89%	0.81%	1.11%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	0.79%[4]	1.00%	0.94%[4]	0.89%	0.82%	1.15%	1.17%
Net investment income	1.27%[4]	1.71%	1.12%[4]	0.92%	1.20%	0.83%	0.47%
Portfolio turnover rate	28%	30%	29%	71%	52%	38%	54%

1	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,		Year Ended September 30,

CLASS B		2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$10.29	$13.68	$18.13	$16.36	$14.90	$13.01	$11.48

Income from investment operations
Net investment income (loss)	0.03 [2]	0.10 [2]	0.05 [2]	0.04 [2]	0.07 [2]	0 [2]	(0.04)
Net realized and unrealized gains or losses on investments	0.84	(2.99)	(2.46)	2.37	1.47	1.95	1.57

Total from investment operations	0.87	(2.89)	(2.41)	2.41	1.54	1.95	1.53

Distributions to shareholders from
Net investment income	(0.03)	(0.09)	(0.05)	(0.04)	(0.08)	(0.06)	0 [3]
Net realized gains	0	(0.41)	(1.99)	(0.60)	0	0	0

Total distributions to shareholders	(0.03)	(0.50)	(2.04)	(0.64)	(0.08)	(0.06)	0

Net asset value, end of period	$11.13	$10.29	$13.68	$18.13	$16.36	$14.90	$13.01

Total return[4]	8.45%	(20.65)%	(14.60)%	15.05%	10.34%	15.03%	13.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,833	$6,585	$11,935	$23,630	$29,352	$55,071	$11,177
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.55%[5]	1.75%	1.69%[5]	1.62%	1.57%	1.81%	1.85%
Expenses excluding waivers/reimbursements and expense reductions	1.55%[5]	1.75%	1.69%[5]	1.62%	1.58%	1.85%	1.87%
Net investment income (loss)	0.53%[5]	0.99%	0.37%[5]	0.25%	0.46%	0.00%	(0.24)%
Portfolio turnover rate	28%	30%	29%	71%	52%	38%	54%

1	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Amount represents less than $0.005 per share.
4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,		Year Ended September 30,

CLASS C		2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$10.50	$13.95	$18.45	$16.64	$15.17	$13.24	$11.69

Income from investment operations
Net investment income (loss)	0.03	0.11	0.05	0.04 [2]	0.07 [2]	0.01 [2]	(0.03)[2]
Net realized and unrealized gains or losses on investments	0.86	(3.06)	(2.51)	2.42	1.49	1.98	1.58

Total from investment operations	0.89	(2.95)	(2.46)	2.46	1.56	1.99	1.55

Distributions to shareholders from
Net investment income	(0.03)	(0.09)	(0.05)	(0.05)	(0.09)	(0.06)	0 [3]
Net realized gains	0	(0.41)	(1.99)	(0.60)	0	0	0

Total distributions to shareholders	(0.03)	(0.50)	(2.04)	(0.65)	(0.09)	(0.06)	0

Net asset value, end of period	$11.36	$10.50	$13.95	$18.45	$16.64	$15.17	$13.24

Total return[4]	8.49%	(20.65)%	(14.58)%	15.10%	10.29%	15.08%	13.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,463	$11,462	$10,409	$12,331	$7,944	$6,003	$2,518
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.54%[5]	1.76%	1.69%[5]	1.63%	1.55%	1.81%	1.84%
Expenses excluding waivers/reimbursements and expense reductions	1.54%[5]	1.76%	1.69%[5]	1.63%	1.56%	1.85%	1.86%
Net investment income (loss)	0.52%[5]	0.95%	0.36%[5]	0.24%	0.45%	0.09%	(0.24)%
Portfolio turnover rate	28%	30%	29%	71%	52%	38%	54%

1	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Amount represents less than $0.005 per share.
4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,		Year Ended September 30,

CLASS I		2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$10.92	$14.48	$19.06	$17.16	$15.62	$13.61	$11.99

Income from investment operations
Net investment income	0.10	0.22	0.19	0.23	0.24	0.18	0.10
Net realized and unrealized gains or losses on investments	0.88	(3.17)	(2.61)	2.49	1.53	2.01	1.62

Total from investment operations	0.98	(2.95)	(2.42)	2.72	1.77	2.19	1.72

Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.17)	(0.22)	(0.23)	(0.18)	(0.10)
Net realized gains	0	(0.41)	(1.99)	(0.60)	0	0	0

Total distributions to shareholders	(0.09)	(0.61)	(2.16)	(0.82)	(0.23)	(0.18)	(0.10)

Net asset value, end of period	$11.81	$10.92	$14.48	$19.06	$17.16	$15.62	$13.61

Total return	8.98%	(19.81)%	(13.89)%	16.28%	11.44%	16.19%	14.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$398,929	$484,594	$942,112	$1,592,166	$1,722,790	$1,432,963	$1,455,039
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.55%[2]	0.75%	0.69%[2]	0.62%	0.55%	0.80%	0.84%
Expenses excluding waivers/reimbursements and expense reductions	0.55%[2]	0.75%	0.69%[2]	0.62%	0.56%	0.84%	0.86%
Net investment income	1.54%[2]	1.99%	1.36%[2]	1.25%	1.45%	1.23%	0.76%
Portfolio turnover rate	28%	30%	29%	71%	52%	38%	54%

1	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.
2	Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,		Year Ended September 30,

CLASS IS		2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$10.86	$14.41	$18.99	$17.10	$15.57	$13.57	$11.93

Income from investment operations
Net investment income	0.07	0.18	0.15	0.18	0.20	0.15 [2]	0.07
Net realized and unrealized gains or losses on investments	0.90	(3.15)	(2.59)	2.49	1.52	2.00	1.63

Total from investment operations	0.97	(2.97)	(2.44)	2.67	1.72	2.15	1.70

Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.15)	(0.18)	(0.19)	(0.15)	(0.06)
Net realized gains	0	(0.41)	(1.99)	(0.60)	0	0	0

Total distributions to shareholders	(0.08)	(0.58)	(2.14)	(0.78)	(0.19)	(0.15)	(0.06)

Net asset value, end of period	$11.75	$10.86	$14.41	$18.99	$17.10	$15.57	$13.57

Total return	8.89%	(20.06)%	(14.03)%	15.92%	11.13%	15.89%	14.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$34,595	$33,452	$49,125	$68,154	$68,764	$75,019	$80,111
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[3]	1.00%	0.94%[3]	0.87%	0.80%	1.05%	1.08%
Expenses excluding waivers/reimbursements and expense reductions	0.79%[3]	1.00%	0.94%[3]	0.87%	0.81%	1.09%	1.10%
Net investment income	1.27%[3]	1.72%	1.12%[3]	1.00%	1.21%	0.99%	0.51%
Portfolio turnover rate	28%	30%	29%	71%	52%	38%	54%

1	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 10.0%
Automobiles 0.4%
Ford Motor Co. *	231,010	$2,504,148

Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A *	31,612	1,915,371
ITT Educational Services, Inc. *	15,922	1,542,364

		3,457,735

Hotels, Restaurants & Leisure 1.4%
Carnival Corp. *	89,668	2,988,634
McDonald’s Corp.	67,808	4,233,254
Starbucks Corp. *	123,761	2,696,752

		9,918,640

Household Durables 0.6%
Newell Rubbermaid, Inc.	72,692	986,430
Whirlpool Corp.	40,897	3,074,637

		4,061,067

Internet & Catalog Retail 0.6%
Amazon.com, Inc. *	30,821	3,865,262

Media 2.6%
Comcast Corp., Class A	393,984	6,236,767
Gannett Co., Inc.	171,952	2,777,025
Time Warner Cable, Inc.	88,393	3,853,051
Time Warner, Inc.	178,579	4,901,993

		17,768,836

Multiline Retail 1.9%
Big Lots, Inc. *	48,087	1,366,152
Dollar Tree, Inc. *	29,087	1,440,388
Macy’s, Inc.	216,681	3,451,728
Target Corp.	138,633	7,107,714

		13,365,982

Specialty Retail 1.7%
AutoZone, Inc. *	22,791	3,533,289
Best Buy Co., Inc.	86,590	3,173,523
Ross Stores, Inc.	76,809	3,527,837
TJX Cos.	44,276	1,682,931

		11,917,580

Textiles, Apparel & Luxury Goods 0.3%
Nike, Inc., Class B	30,549	1,947,499

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 11.3%
Beverages 2.1%
Coca-Cola Co.	73,943	$4,011,408
Coca-Cola Enterprises, Inc.	292,766	5,910,946
Dr. Pepper Snapple Group, Inc. *	93,402	2,583,499
PepsiCo, Inc.	30,104	1,794,800

		14,300,653

Food & Staples Retailing 3.6%
CVS Caremark Corp.	195,247	6,320,145
Kroger Co.	126,061	2,701,487
Safeway, Inc.	88,957	1,997,085
Wal-Mart Stores, Inc.	253,809	13,561,015

		24,579,732

Food Products 1.7%
Archer Daniels Midland Co.	183,828	5,509,325
ConAgra Foods, Inc.	98,012	2,228,793
Del Monte Foods Co.	192,762	2,193,632
Sara Lee Corp.	159,718	1,938,976

		11,870,726

Household Products 2.2%
Kimberly-Clark Corp.	65,696	3,901,686
Procter & Gamble Co.	182,228	11,216,133

		15,117,819

Tobacco 1.7%
Altria Group, Inc.	190,229	3,777,948
Philip Morris International, Inc.	183,253	8,339,844

		12,117,792

ENERGY 11.2%
Energy Equipment & Services 1.9%
Atwood Oceanics, Inc. *	38,310	1,284,151
Diamond Offshore Drilling, Inc. ρ	14,230	1,302,472
National Oilwell Varco, Inc.	76,742	3,138,748
Noble Corp.	115,062	4,639,300
Patterson-UTI Energy, Inc.	92,920	1,427,251
Rowan Cos, Inc. *	66,347	1,425,134

		13,217,056

Oil, Gas & Consumable Fuels 9.3%
Apache Corp.	80,654	7,966,196
Chevron Corp.	204,278	14,732,529
ConocoPhillips	210,394	10,098,912
El Paso Corp.	390,785	3,966,468

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Exxon Mobil Corp.	358,065	$23,070,128
Occidental Petroleum Corp.	59,731	4,679,326

		64,513,559

FINANCIALS 14.5%
Capital Markets 3.2%
Ameriprise Financial, Inc.	86,504	3,307,913
Bank of New York Mellon Corp.	103,150	3,000,634
BlackRock, Inc.	9,232	1,973,986
Goldman Sachs Group, Inc.	66,659	9,913,526
State Street Corp.	86,615	3,714,051

		21,910,110

Commercial Banks 3.0%
Bank of Hawaii Corp.	24,236	1,102,253
PNC Financial Services Group, Inc.	74,110	4,107,917
U.S. Bancorp	81,405	2,041,638
Wells Fargo & Co. °	466,400	13,259,752

		20,511,560

Consumer Finance 0.8%
American Express Co.	77,042	2,901,402
SLM Corp. *	256,476	2,700,692

		5,602,094

Diversified Financial Services 3.2%
Bank of America Corp.	494,917	7,512,840
JPMorgan Chase & Co.	381,866	14,869,862

		22,382,702

Insurance 3.1%
ACE, Ltd.	81,659	4,023,339
Allied World Assurance Company Holdings, Ltd.	49,740	2,226,363
Chubb Corp.	48,935	2,446,750
Everest Re Group, Ltd.	20,603	1,766,501
Prudential Financial, Inc.	33,064	1,652,869
Reinsurance Group of America, Inc.	46,738	2,277,075
Travelers Companies, Inc.	146,823	7,439,522

		21,832,419

Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management, Inc.	76,104	1,322,688
HRPT Properties Trust	247,230	1,649,024
Simon Property Group, Inc.	22,220	1,599,840

		4,571,552

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.5%
Hudson City Bancorp, Inc.	248,342	$3,295,498

HEALTH CARE 13.3%
Biotechnology 1.6%
Amgen, Inc. *	143,973	8,419,541
Biogen Idec, Inc. *	53,864	2,894,651

		11,314,192

Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	55,743	3,210,239
Medtronic, Inc.	84,757	3,635,228

		6,845,467

Health Care Providers & Services 3.0%
Health Net, Inc. *	77,651	1,883,813
Humana, Inc. *	58,557	2,847,041
McKesson Corp.	67,569	3,974,409
UnitedHealth Group, Inc.	144,117	4,755,861
WellPoint, Inc. *	114,068	7,268,413

		20,729,537

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc. *	68,524	3,162,383

Pharmaceuticals 7.2%
Abbott Laboratories	73,400	3,885,796
Eli Lilly & Co.	203,703	7,170,346
Johnson & Johnson	254,270	15,983,413
Merck & Co., Inc.	222,366	8,489,934
Pfizer, Inc.	775,866	14,477,659

		50,007,148

INDUSTRIALS 9.9%
Aerospace & Defense 4.0%
General Dynamics Corp.	91,111	6,090,770
L-3 Communications Holdings, Inc.	55,299	4,608,619
Lockheed Martin Corp.	26,686	1,988,641
Northrop Grumman Corp.	119,174	6,745,248
Raytheon Co.	77,469	4,061,700
United Technologies Corp.	60,757	4,099,882

		27,594,860

Air Freight & Logistics 1.7%
FedEx Corp.	70,982	5,561,440
United Parcel Service, Inc., Class B	107,033	6,183,296

		11,744,736

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.3%
Southwest Airlines Co.	195,187	$2,211,469

Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	81,014	1,605,697

Construction & Engineering 0.5%
Fluor Corp.	66,646	3,021,730
KBR, Inc.	2,466	46,188

		3,067,918

Industrial Conglomerates 1.8%
General Electric Co.	630,952	10,145,708
Tyco International, Ltd.	62,051	2,198,467

		12,344,175

Machinery 0.8%
Caterpillar, Inc.	58,915	3,077,720
Parker Hannifin Corp.	43,125	2,411,119
Timken Co.	11,845	265,446

		5,754,285

Road & Rail 0.6%
Hertz Global Holdings, Inc. * ρ	138,030	1,429,991
Norfolk Southern Corp.	33,423	1,572,886
Ryder System, Inc.	38,552	1,403,293

		4,406,170

INFORMATION TECHNOLOGY 19.0%
Communications Equipment 1.6%
Cisco Systems, Inc. *	308,908	6,941,163
Harris Corp.	40,783	1,750,406
QUALCOMM, Inc.	58,798	2,304,294

		10,995,863

Computers & Peripherals 6.2%
Apple, Inc. *	49,897	9,586,212
Hewlett-Packard Co.	221,150	10,409,530
International Business Machines Corp.	139,084	17,022,491
Seagate Technology, Inc.	164,261	2,748,086
Western Digital Corp. *	83,445	3,170,076

		42,936,395

Electronic Equipment, Instruments & Components 1.1%
Avnet, Inc. *	98,869	2,614,097
Flextronics International, Ltd. *	357,977	2,269,574
Ingram Micro, Inc., Class A *	69,749	1,178,758
Tech Data Corp. *	38,329	1,561,907

		7,624,336

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.4%
Google, Inc., Class A *	18,305	$9,691,033

IT Services 1.7%
Alliance Data Systems Corp. * ρ	31,439	1,869,363
Amdocs, Ltd. *	64,510	1,844,341
Computer Sciences Corp. *	62,489	3,205,686
Convergys Corp. *	172,354	1,844,188
Hewitt Associates, Inc., Class A *	54,817	2,164,175
SAIC, Inc. *	69,323	1,270,690

		12,198,443

Office Electronics 0.2%
Xerox Corp.	180,957	1,577,945

Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	545,868	10,589,839
Marvell Technology Group, Ltd. *	107,761	1,878,274
Micron Technology, Inc. *	147,753	1,288,406
Texas Instruments, Inc.	274,757	6,182,033

		19,938,552

Software 3.9%
Microsoft Corp.	449,412	12,664,430
Oracle Corp. *	476,336	10,984,308
Symantec Corp. *	183,742	3,114,427

		26,763,165

MATERIALS 3.8%
Chemicals 2.2%
Cabot Corp.	68,746	1,772,272
Dow Chemical Co.	103,368	2,800,239
Eastman Chemical Co.	77,970	4,407,644
Lubrizol Corp.	63,819	4,702,822
Nalco Holding Co.	48,409	1,141,484
Valspar Corp.	17,231	456,277

		15,280,738

Metals & Mining 0.9%
Alcoa, Inc.	180,272	2,294,863
Freeport-McMoRan Copper & Gold, Inc. *	40,970	2,732,289
Reliance Steel & Aluminum Co.	35,436	1,443,663

		6,470,815

Paper & Forest Products 0.7%
International Paper Co.	202,565	4,640,764

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	547,018	$13,872,377
Qwest Communications International, Inc.	278,686	1,173,268
Verizon Communications, Inc.	160,069	4,709,230

		19,754,875

UTILITIES 3.2%
Electric Utilities 0.9%
Entergy Corp.	19,462	1,485,145
Mirant Corp. *	131,552	1,850,937
Pinnacle West Capital Corp.	72,660	2,602,681

		5,938,763

Gas Utilities 0.1%
UGI Corp.	26,080	639,221

Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group, Inc.	118,072	3,811,364

Multi-Utilities 1.7%
CMS Energy Corp.	187,786	2,848,713
DTE Energy Co.	63,950	2,688,458
NiSource, Inc.	261,967	3,733,030
Public Service Enterprise Group, Inc.	77,881	2,382,380

		11,652,581

Total Common Stocks (cost $529,167,864)		685,332,911

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
0.05%, 03/04/2010 ƒ ß	$1,000,000	999,983
0.06%, 04/08/2010 ƒ ß	500,000	499,945

Total U.S. Treasury Obligations (cost $1,499,831)		1,499,928

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
BlackRock Liquidity TempFund, Institutional Class, 0.10% q ρρ	2,237,999	2,237,999
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	5,761,648	5,761,648
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.13% q ρρ	2,220,413	2,220,413

Total Short-Term Investments (cost $10,220,060)		10,220,060

		11,719,988

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Value

Total Investments (cost $540,887,755) 100.8%	$697,052,899
Other Assets and Liabilities (0.8%)	(5,592,874)

Net Assets 100.0%	$691,460,025

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Security represents an investment in a non-controlled affiliate. At January 31, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $16,601,499 and earned $51,376 of income for the six months ended January 31, 2010 which is included in income from affiliated issuers.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Information Technology	19.3%
Financials	14.6%
Health Care	13.4%
Consumer Staples	11.4%
Energy	11.3%
Consumer Discretionary	10.0%
Industrials	10.0%
Materials	3.9%
Utilities	3.2%
Telecommunication Services	2.9%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $518,524,608) including $4,462,830 of securities loaned	$678,031,499
Investments in affiliated issuers, at value (cost $22,363,147)	19,021,400

Total investments	697,052,899
Receivable for securities sold	38,498,876
Dividends receivable	805,196
Receivable for Fund shares sold	74,776
Receivable for securities lending income	402
Prepaid expenses and other assets	82,987

Total assets	736,515,136

Liabilities
Payable for securities purchased	39,313,392
Payable for Fund shares redeemed	700,643
Payable for securities on loan	4,809,408
Payable for daily variation margin on open futures contracts	49,114
Due to custodian bank	8,628
Advisory fee payable	8,652
Distribution Plan expenses payable	7,220
Due to other related parties	5,245
Accrued expenses and other liabilities	152,809

Total liabilities	45,055,111

Net assets	$691,460,025

Net assets represented by
Paid-in capital	$701,309,523
Undistributed net investment income	425,645
Accumulated net realized losses on investments	(166,354,882)
Net unrealized gains on investments	156,079,739

Total net assets	$691,460,025

Net assets consists of
Class A	$239,639,592
Class B	5,833,050
Class C	12,462,917
Class I	398,929,076
Class IS	34,595,390

Total net assets	$691,460,025

Shares outstanding (unlimited number of shares authorized)
Class A	20,411,660
Class B	523,929
Class C	1,097,209
Class I	33,785,541
Class IS	2,944,705

Net asset value per share
Class A	$11.74
Class A — Offering price (based on sales charge of 4.75%)	$12.33
Class B	$11.13
Class C	$11.36
Class I	$11.81
Class IS	$11.75

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends	$7,656,105
Securities lending	61,424
Income from affiliated issuers	54,781
Interest	480

Total investment income	7,772,790

Expenses
Advisory fee	946,466
Distribution Plan expenses
Class A	310,738
Class B	31,628
Class C	62,533
Class IS	43,983
Administrative services fee	373,484
Transfer agent fees	449,915
Trustees’ fees and expenses	7,725
Printing and postage expenses	56,876
Custodian and accounting fees	89,359
Registration and filing fees	39,384
Professional fees	39,179
Other	52,193

Total expenses	2,503,463
Less: Expense reductions	(76)

Net expenses	2,503,387

Net investment income	5,269,403

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities
Unaffiliated issuers	33,604,590
Affiliated issuers	(583,144)
Futures contracts	1,238,927

Net realized gains on investments	34,260,373

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	25,960,160
Affiliated issuers	2,704,292
Futures contracts	(603,917)

Net change in unrealized gains or losses on investments	28,060,535

Net realized and unrealized gains or losses on investments	62,320,908

Net increase in net assets resulting from operations	$67,590,311

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009

Operations
Net investment income		$5,269,403	$		16,446,518
Net realized gains or losses on investments		34,260,373			(145,832,952)
Net change in unrealized gains or losses on investments		28,060,535			(142,409,989)

Net increase (decrease) in net assets resulting from operations		67,590,311			(271,796,423)

Distributions to shareholders from
Net investment income
Class A		(1,595,753)			(4,021,742)
Class B		(16,924)			(63,294)
Class C		(34,601)			(91,006)
Class I		(3,497,029)			(11,006,650)
Class IS		(225,836)			(565,727)
Net realized gains
Class A		0			(9,171,367)
Class B		0			(307,953)
Class C		0			(360,597)
Class I		0			(22,526,507)
Class IS		0			(1,299,464)

Total distributions to shareholders		(5,370,143)			(49,414,307)

	Shares			Shares

Capital share transactions
Proceeds from shares sold
Class A	350,054	4,075,868		3,646,998	36,448,592
Class B	7,659	86,687		150,880	1,473,843
Class C	128,229	1,455,495		745,521	7,161,681
Class I	1,024,604	12,246,289		7,041,460	71,334,572
Class IS	10,173	118,200		42,640	448,010

		17,982,539			116,866,698

Net asset value of shares issued in reinvestment of distributions
Class A	124,551	1,463,297		1,267,157	12,302,538
Class B	1,265	14,116		35,935	325,920
Class C	1,609	18,347		26,593	245,367
Class I	108,083	1,271,297		1,475,469	14,425,721
Class IS	16,539	194,415		169,248	1,641,897

		2,961,472			28,941,443

Automatic conversion of Class B shares to Class A shares
Class A	38,474	440,748		177,363	1,894,471
Class B	(40,551)	(440,748)		(186,946)	(1,894,471)

		0			0

Payment for shares redeemed
Class A	(2,495,198)	(29,045,133)		(6,891,879)	(72,919,793)
Class B	(84,211)	(940,678)		(232,538)	(2,277,176)
Class C	(124,065)	(1,410,178)		(427,128)	(4,071,684)
Class I	(11,743,565)	(137,559,462)		(29,192,887)	(322,393,952)
Class IS	(162,013)	(1,890,769)		(541,586)	(5,723,454)

		(170,846,220)			(407,386,059)

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31, 2009

Capital share transactions continued
Net decrease in net assets resulting from capital share transactions	$(149,902,209)	$(261,577,918)

Total decrease in net assets	(87,682,041)	(582,788,648)
Net assets
Beginning of period	779,142,066	1,361,930,714)

End of period	$691,460,025	$779,142,066

Undistributed net investment income	$425,645	$526,385

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Enhanced S&P 500® Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid a base monthly management fee at an annual rate of 0.30% which could be adjusted up to a maximum annual rate of 0.45% or down to a minimum annual rate of 0.15%, depending on the Fund’s performance against the S&P 500. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the six months ended January 31, 2010, EIS received $2,061 from the sale of Class A shares and $5,162 and $235 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $205,442,606 and $353,905,314, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$685,332,911	$0	$0	$685,332,911
Debt securities issued by U.S. Treasury and U.S. government agencies	1,499,928	0	0	1,499,928
Short-term investments	10,220,060	0	0	10,220,060

	$697,052,899	$0	$0	$697,052,899

Further details on the major security types listed above can be found in the Schedule of Investments.

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$(85,405)	$0	$0	$(85,405)

*	Other financial instruments includes futures contracts.

During the six months ended January 31, 2010, the Fund loaned securities to certain brokers and earned $61,424, net of $6,778 paid to Wachovia Global Securities Lending as the securities lending agent. At January 31, 2010, the value of securities on loan and the total value of collateral received for securities loaned amounted to $4,462,830 and $4,809,408, respectively.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $543,330,554. The gross unrealized appreciation and depreciation on securities based on tax cost was $178,701,378 and $24,979,033, respectively, with a net unrealized appreciation of $153,722,345.

As of July 31, 2009, the Fund had $64,440,949 in capital loss carryovers for federal income tax purposes with $52,454,800 expiring in 2010 and $11,986,149 expiring in 2017. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2009, the Fund incurred and elected to defer post-October losses of $133,271,737.

6. DERIVATIVE TRANSACTIONS

During the six months ended January 31, 2010, the Fund entered into futures contracts for speculative purposes.

At January 31, 2010, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2010	Unrealized Gain (Loss)

March 2010	24 S&P 500 Index Futures	$6,507,805	$6,422,400	$(85,405)

On January 31, 2010, the cumulative depreciation on futures contracts in the amount of $85,405 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts only represents the current day’s variation margin. The realized gains and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

The Fund had an average contract amount of $10,642,868 in futures contracts during the six months ended January 31, 2010.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended January 31, 2010, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV , certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlem ents in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

13. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Disciplined U.S. Core Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Disciplined U.S. Core Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

14. SUBSEQUENT DISTRIBUTIONS

On March 11, 2010, the Fund declared distributions from net investment income to shareholders of record on March 10, 2010. The per share amounts payable on March 12, 2010 were as follows:

Net Investment Income

Class A	$0.0395
Class B	0.0156
Class C	0.0156
Class I	0.0475
Class IS	0.0394

These distributions are not reflected in the accompanying financial statements.

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ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Enhanced S&P 500® Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

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ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

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ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and b rokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research

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ADDITIONAL INFORMATION (unaudited) continued

capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the S&P 500® Index, and had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

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ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

39

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

40

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

120961 569843 rv6 03/2010

Evergreen Equity Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Equity Income Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

1

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the management team of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced and fundamentally sound corporations. The portfolio manager of Evergreen Disciplined Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities. The manager of Evergreen Enhanced S&P 500® Fund used a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment, and quality. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and implementation costs. Management of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and incre ase their dividends to shareholders. The management of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the management of Evergreen Fundamental Mid Cap Value Fund emphasized mid-sized companies selling at what the management believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the management of Evergreen Special Values Fund focused on higher-quality companies believed to have reasonable prices and strong balance sheets, and the management of Evergreen Small Cap Value Fund sought to invest in small companies of sound quality at attractive prices.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can

2

LETTER TO SHAREHOLDERS continued

help avoid missing potential periods of strong recovery.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Walter T. McCormick, CFA; Gary Mishuris, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/31/1978

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/3/1995	1/3/1995	1/3/1995	8/31/1978	10/10/2003

Nasdaq symbol	ETRAX	ETRBX	ETRCX	EVTRX	ETRRX

6-month return with sales charge	2.70%	3.54%	7.57%	N/A	N/A

6-month return w/o sales charge	8.97%	8.54%	8.57%	9.03%	8.81%

Average annual return*

1-year with sales charge	27.96%	29.78%	33.78%	N/A	N/A

1-year w/o sales charge	35.77%	34.78%	34.78%	36.02%	35.43%

5-year	-0.94%	-0.79%	-0.49%	0.51%	0.00%

10-year	1.98%	1.84%	1.84%	2.86%	2.53%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Historical performance shown for Class R prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Equity Income Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

5

FUND AT A GLANCE continued

This section left intentionally blank

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of January 31, 2010, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,089.66	$ 6.53
Class B	$1,000.00	$1,085.43	$10.46
Class C	$1,000.00	$1,085.67	$10.46
Class I	$1,000.00	$1,090.32	$ 5.22
Class R	$1,000.00	$1,088.13	$ 7.95
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.95	$ 6.31
Class B	$1,000.00	$1,015.17	$10.11
Class C	$1,000.00	$1,015.17	$10.11
Class I	$1,000.00	$1,020.21	$ 5.04
Class R	$1,000.00	$1,017.59	$ 7.68

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.24% for Class A, 1.99% for Class B, 1.99% for Class C, 0.99% for Class I and 1.51% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.27	$18.89	$23.98	$24.16	$24.08	$21.43

Income from investment operations
Net investment income	0.05	0.21	0.29	0.36	0.44	0.35
Net realized and unrealized gains or losses on investments	1.32	(3.30)	(3.25)	2.70	1.01	3.40

Total from investment operations	1.37	(3.09)	(2.96)	3.06	1.45	3.75

Distributions to shareholders from
Net investment income	(0.05)	(0.21)	(0.28)	(0.49)	(0.30)	(0.33)
Net realized gains	0	(0.32)	(1.85)	(2.75)	(1.07)	(0.77)

Total distributions to shareholders	(0.05)	(0.53)	(2.13)	(3.24)	(1.37)	(1.10)

Net asset value, end of period	$16.59	$15.27	$18.89	$23.98	$24.16	$24.08

Total return[1]	8.97%	(15.85)%	(13.46)%	13.55%	6.40%	17.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$206,597	$203,472	$287,236	$404,494	$420,757	$494,637
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.24%[2]	1.28%	1.15%	1.18%	1.21%	1.19%
Expenses excluding waivers/reimbursements and expense reductions	1.24%[2]	1.28%	1.18%	1.19%	1.21%	1.23%
Net investment income	0.60%[2]	1.47%	1.35%	1.49%	1.80%	1.56%
Portfolio turnover rate	8%	19%	23%	57%	96%	114%

1	Excluding applicable sales charges
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.12	$18.71	$23.77	$23.96	$23.88	$21.26

Income from investment operations
Net investment income (loss)	(0.01)[1]	0.11 [1]	0.13 [1]	0.19 [1]	0.25 [1]	0.20 [1]
Net realized and unrealized gains or losses on investments	1.30	(3.28)	(3.23)	2.69	1.02	3.35

Total from investment operations	1.29	(3.17)	(3.10)	2.88	1.27	3.55

Distributions to shareholders from
Net investment income	0 [2]	(0.10)	(0.11)	(0.32)	(0.12)	(0.16)
Net realized gains	0	(0.32)	(1.85)	(2.75)	(1.07)	(0.77)

Total distributions to shareholders	0	(0.42)	(1.96)	(3.07)	(1.19)	(0.93)

Net asset value, end of period	$16.41	$15.12	$18.71	$23.77	$23.96	$23.88

Total return[3]	8.54%	(16.47)%	(14.10)%	12.76%	5.66%	16.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,701	$12,186	$27,550	$48,897	$60,111	$85,366
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.99%[4]	2.02%	1.89%	1.89%	1.91%	1.89%
Expenses excluding waivers/reimbursements and expense reductions	1.99%[4]	2.02%	1.89%	1.89%	1.91%	1.93%
Net investment income (loss)	(0.13)%[4]	0.79%	0.61%	0.78%	1.05%	0.89%
Portfolio turnover rate	8%	19%	23%	57%	96%	114%

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.08	$18.67	$23.72	$23.92	$23.85	$21.23

Income from investment operations
Net investment income (loss)	(0.02)	0.09	0.13 [1]	0.19 [1]	0.25 [1]	0.20 [1]
Net realized and unrealized gains or losses on investments	1.31	(3.26)	(3.22)	2.68	1.02	3.35

Total from investment operations	1.29	(3.17)	(3.09)	2.87	1.27	3.55

Distributions to shareholders from
Net investment income	0 [2]	(0.10)	(0.11)	(0.32)	(0.13)	(0.16)
Net realized gains	0	(0.32)	(1.85)	(2.75)	(1.07)	(0.77)

Total distributions to shareholders	0	(0.42)	(1.96)	(3.07)	(1.20)	(0.93)

Net asset value, end of period	$16.37	$15.08	$18.67	$23.72	$23.92	$23.85

Total return[3]	8.57%	(16.49)%	(14.07)%	12.74%	5.64%	17.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,145	$12,354	$17,571	$27,901	$28,739	$37,607
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.99%[4]	2.03%	1.90%	1.89%	1.91%	1.89%
Expenses excluding waivers/reimbursements and expense reductions	1.99%[4]	2.03%	1.90%	1.89%	1.91%	1.93%
Net investment income (loss)	(0.15)%[4]	0.73%	0.61%	0.78%	1.08%	0.87%
Portfolio turnover rate	8%	19%	23%	57%	96%	114%

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.27	$18.89	$23.98	$24.16	$24.08	$21.43

Income from investment operations
Net investment income	0.07	0.25	0.35	0.42	0.51	0.43
Net realized and unrealized gains or losses on investments	1.31	(3.31)	(3.26)	2.72	1.01	3.39

Total from investment operations	1.38	(3.06)	(2.91)	3.14	1.52	3.82

Distributions to shareholders from
Net investment income	(0.07)	(0.24)	(0.33)	(0.57)	(0.37)	(0.40)
Net realized gains	0	(0.32)	(1.85)	(2.75)	(1.07)	(0.77)

Total distributions to shareholders	(0.07)	(0.56)	(2.18)	(3.32)	(1.44)	(1.17)

Net asset value, end of period	$16.58	$15.27	$18.89	$23.98	$24.16	$24.08

Total return	9.03%	(15.63)%	(13.18)%	13.84%	6.72%	18.19%

Ratios and supplemental data
Net assets, end of period (millions)	$403	$385	$502	$642	$616	$640
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%[1]	1.03%	0.90%	0.89%	0.92%	0.89%
Expenses excluding waivers/reimbursements and expense reductions	0.99%[1]	1.03%	0.90%	0.89%	0.92%	0.93%
Net investment income	0.85%[1]	1.72%	1.61%	1.78%	2.12%	1.87%
Portfolio turnover rate	8%	19%	23%	57%	96%	114%

1	Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS R		2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.32	$18.92	$24.02	$24.19	$24.10	$21.42

Income from investment operations
Net investment income	0 [1]	0.16 [1]	0.21	0.30	0.34	0.24
Net realized and unrealized gains or losses on investments	1.35	(3.30)	(3.23)	2.73	1.06	3.44

Total from investment operations	1.35	(3.14)	(3.02)	3.03	1.40	3.68

Distributions to shareholders from
Net investment income	(0.04)	(0.14)	(0.23)	(0.45)	(0.24)	(0.23)
Net realized gains	0	(0.32)	(1.85)	(2.75)	(1.07)	(0.77)

Total distributions to shareholders	(0.04)	(0.46)	(2.08)	(3.20)	(1.31)	(1.00)

Net asset value, end of period	$16.63	$15.32	$18.92	$24.02	$24.19	$24.10

Total return	8.81%	(16.05)%	(13.64)%	13.30%	6.19%	17.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$147	$19	$50	$103	$85	$88
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.51%[2]	1.52%	1.39%	1.39%	1.42%	1.47%
Expenses excluding waivers/reimbursements and expense reductions	1.51%[2]	1.52%	1.39%	1.39%	1.42%	1.51%
Net investment income	0.01%[2]	1.06%	1.16%	1.27%	1.45%	0.88%
Portfolio turnover rate	8%	19%	23%	57%	96%	114%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 14.9%
Hotels, Restaurants & Leisure 3.0%
Carnival Corp. *	558,183	$18,604,240

Media 5.1%
Comcast Corp., Class A	417,404	6,607,505
Omnicom Group, Inc.	721,966	25,485,400

		32,092,905

Multiline Retail 1.1%
Target Corp.	138,627	7,107,406

Specialty Retail 3.2%
Home Depot, Inc.	714,335	20,008,523

Textiles, Apparel & Luxury Goods 2.5%
Timberland Co., Class A *	930,824	16,010,173

CONSUMER STAPLES 12.8%
Beverages 4.5%
Coca-Cola Co.	118,446	6,425,696
Diageo plc	1,296,803	21,831,346

		28,257,042

Food & Staples Retailing 1.1%
Safeway, Inc.	310,130	6,962,418

Food Products 1.9%
McCormick & Co., Inc.	323,900	11,757,570

Household Products 3.4%
Clorox Co.	97,343	5,759,785
Procter & Gamble Co.	259,041	15,943,974

		21,703,759

Tobacco 1.9%
Philip Morris International, Inc.	263,205	11,978,459

ENERGY 9.7%
Oil, Gas & Consumable Fuels 9.7%
Chevron Corp.	220,100	15,873,612
ConocoPhillips	352,589	16,924,272
Exxon Mobil Corp.	220,824	14,227,691
Occidental Petroleum Corp.	180,445	14,136,061

		61,161,636

FINANCIALS 21.5%
Capital Markets 5.7%
AllianceBernstein Holding, LP ρ	310,718	7,997,881
Legg Mason, Inc.	649,800	16,751,844
State Street Corp.	270,661	11,605,944

		36,355,669

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 3.4%
U.S. Bancorp	483,130	$12,116,900
Wells Fargo & Co. °	333,504	9,481,519

		21,598,419

Consumer Finance 1.1%
Visa, Inc., Class A	86,960	7,133,329

Diversified Financial Services 7.5%
Bank of America Corp. ρ	1,266,387	19,223,755
JPMorgan Chase & Co.	511,618	19,922,405
Moody’s Corp. ρ	293,518	8,098,161

		47,244,321

Insurance 3.8%
Prudential Financial, Inc.	376,290	18,810,737
Stewart Information Services Corp. ρ	485,967	4,986,022

		23,796,759

HEALTH CARE 18.3%
Biotechnology 3.0%
Amgen, Inc. *	320,895	18,765,940

Health Care Equipment & Supplies 2.4%
Medtronic, Inc.	350,377	15,027,669

Health Care Providers & Services 4.0%
WellPoint, Inc. *	398,595	25,398,473

Pharmaceuticals 8.9%
Merck & Co., Inc.	341,719	13,046,832
Novartis AG, ADR	427,800	22,900,134
Pfizer, Inc.	1,096,520	20,461,063

		56,408,029

INDUSTRIALS 10.6%
Aerospace & Defense 1.3%
Boeing Co.	133,823	8,109,674

Air Freight & Logistics 3.3%
Expeditors International of Washington, Inc.	229,519	7,826,598
FedEx Corp.	169,713	13,297,014

		21,123,612

Commercial Services & Supplies 3.5%
Avery Dennison Corp.	316,034	10,274,265
Cintas Corp.	481,800	12,097,998

		22,372,263

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.5%
General Electric Co.	973,217	$15,649,329

INFORMATION TECHNOLOGY 9.4%
Communications Equipment 2.1%
Cisco Systems, Inc. *	352,893	7,929,506
QUALCOMM, Inc.	132,471	5,191,538

		13,121,044

Computers & Peripherals 1.4%
Dell, Inc. *	713,411	9,203,002

IT Services 1.6%
Automatic Data Processing, Inc.	242,100	9,875,259

Software 4.3%
Microsoft Corp.	629,744	17,746,186
Oracle Corp.	415,954	9,591,899

		27,338,085

UTILITIES 1.3%
Electric Utilities 1.3%
Entergy Corp.	107,360	8,192,642

Total Common Stocks (cost $671,728,942)		622,357,649

PRIVATE PLACEMENT 0.6%
FINANCIALS 0.6%
Diversified Financial Services 0.6%
Apollo Management, LP * + (cost $13,555,985)	605,421	3,632,526

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
BlackRock Liquidity TempFund, Institutional Class, 0.10% q ρρ	9,978,785	9,978,785
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	1,565,023	1,565,023
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	894,872	894,872
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.13% q ρρ	9,900,370	9,900,370

Total Short-Term Investments (cost $22,339,050)		22,339,050

Total Investments (cost $707,623,977) 102.6%		648,329,225
Other Assets and Liabilities (2.6%)		(16,186,935)

Net Assets 100.0%		$632,142,290

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Security represents an investment in a non-controlled affiliate. At January 31, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $10,069,382 and earned $33,350 of income for the six months ended January 31, 2010 which is included in income from affiliated issuers.

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Financials	22.3%
Health Care	18.5%
Consumer Discretionary	15.0%
Consumer Staples	12.9%
Industrials	10.7%
Energy	9.8%
Information Technology	9.5%
Utilities	1.3%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $695,094,700) including $20,339,074 of securities loaned	$636,387,811
Investments in affiliated issuers, at value (cost $12,529,277)	11,941,414

Total investments	648,329,225
Foreign currency, at value (cost $742,080)	748,025
Receivable for securities sold	8,937,734
Receivable for Fund shares sold	44,812
Dividends receivable	209,045
Receivable for securities lending income	670
Prepaid expenses and other assets	59,813

Total assets	658,329,324

Liabilities
Payable for securities purchased	3,694,717
Payable for Fund shares redeemed	738,680
Payable for securities on loan	21,444,178
Advisory fee payable	34,091
Distribution Plan expenses payable	6,217
Due to other related parties	15,746
Accrued expenses and other liabilities	253,405

Total liabilities	26,187,034

Net assets	$632,142,290

Net assets represented by
Paid-in capital	$745,010,938
Overdistributed net investment income	(43,041)
Accumulated net realized losses on investments	(53,534,176)
Net unrealized losses on investments	(59,291,431)

Total net assets	$632,142,290

Net assets consists of
Class A	$206,596,854
Class B	10,701,128
Class C	12,144,640
Class I	402,552,786
Class R	146,882

Total net assets	$632,142,290

Shares outstanding (unlimited number of shares authorized)
Class A	12,454,645
Class B	652,148
Class C	742,063
Class I	24,274,319
Class R	8,834

Net asset value per share
Class A	$16.59
Class A — Offering price (based on sales charge of 5.75%)	$17.60
Class B	$16.41
Class C	$16.37
Class I	$16.58
Class R	$16.63

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends	$5,887,891
Income from affiliated issuers	34,239
Securities lending	4,860

Total investment income	5,926,990

Expenses
Advisory fee	2,088,492
Distribution Plan expenses
Class A	266,630
Class B	57,645
Class C	63,616
Class R	172
Administrative services fee	323,063
Transfer agent fees	562,154
Trustees’ fees and expenses	5,456
Printing and postage expenses	57,131
Custodian and accounting fees	84,535
Registration and filing fees	29,980
Professional fees	26,551
Other	13,229

Total expenses	3,578,654
Less: Expense reductions	(66)

Net expenses	3,578,588

Net investment income	2,348,402

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(21,685,119)
Foreign currency related transactions	12,130

Net realized losses on investments	(21,672,989)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	73,100,774
Affiliated issuers	1,324,011
Foreign currency related transactions	5,492

Net change in unrealized gains or losses on investments	74,430,277

Net realized and unrealized gains or losses on investments	52,757,288

Net increase in net assets resulting from operations	$55,105,690

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009

Operations
Net investment income		$2,348,402		$9,673,509
Net realized losses on investments		(21,672,989)		(31,892,284)
Net change in unrealized gains or losses on investments		74,430,277		(116,509,681)

Net increase (decrease) in net assets resulting from operations		55,105,690		(138,728,456)

Distributions to shareholders from
Net investment income
Class A		(631,366)		(2,925,392)
Class B		(1,217)		(105,306)
Class C		(1,525)		(93,336)
Class I		(1,701,503)		(6,313,338)
Class R		(198)		(143)
Net realized gains
Class A		0		(4,586,137)
Class B		0		(381,661)
Class C		0		(297,781)
Class I		0		(8,289,836)
Class R		0		(288)

Total distributions to shareholders		(2,335,809)		(22,993,218)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	128,531	2,085,219	522,173	7,521,458
Class B	9,921	166,340	71,537	973,392
Class C	21,195	346,770	279,022	3,762,430
Class I	127,941	2,152,482	216,868	3,036,659
Class R	8,749	149,690	428	6,153

		4,900,501		15,300,092

Net asset value of shares issued in reinvestment of distributions
Class A	35,250	578,273	536,222	6,978,183
Class B	64	1,034	34,138	430,166
Class C	77	1,232	25,252	317,107
Class I	94,391	1,550,508	1,030,296	13,475,492
Class R	12	198	34	431

		2,131,245		21,201,379

Automatic conversion of Class B shares to Class A shares
Class A	60,015	972,018	254,688	3,718,849
Class B	(60,586)	(972,018)	(257,204)	(3,718,849)

		0		0

Payment for shares redeemed
Class A	(1,090,213)	(18,081,984)	(3,195,583)	(46,071,123)
Class B	(103,015)	(1,674,038)	(514,891)	(7,418,101)
Class C	(98,241)	(1,602,995)	(426,383)	(5,668,919)
Class I	(1,136,482)	(18,934,077)	(2,649,138)	(37,573,782)
Class R	(1,148)	(20,086)	(1,864)	(35,770)

		(40,313,180)		(96,767,695)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31, 2009

Capital share transactions continued
Net decrease in net assets resulting from capital share transactions	$(33,281,434)	$(60,266,224)

Total increase (decrease) in net assets	19,488,447	(221,987,898)
Net assets
Beginning of period	612,653,843	834,641,741

End of period	$632,142,290	$612,653,843

Overdistributed net investment income	$(43,041)	$(55,634)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Equity Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund’s average daily net assets.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B, Class C and Class R shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class and the distribution fees for Class R shares are limited to 0.50% of the average daily net assets of Class R shares.

For the six months ended January 31, 2010, EIS received $841 from the sale of Class A shares and $7,006 and $65 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $49,109,160 and $82,513,148, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$622,357,649	$0	$0	$622,357,649
Other	0	3,632,526	0	3,632,526
Short-term investments	22,339,050	0	0	22,339,050

	$644,696,699	$3,632,526	$0	$648,329,225

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended January 31, 2010, the Fund loaned securities to certain brokers and earned $4,860, net of $745 paid to Wachovia Global Securities Lending as the securities lending agent. At January 31, 2010, the value of securities on loan and the total value of collateral received for securities loaned amounted to $20,339,074 and $21,444,178, respectively.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $707,663,613. The gross unrealized appreciation and depreciation on securities based on tax cost was $64,020,423 and $123,354,811, respectively, with a net unrealized depreciation of $59,334,388.

As of July 31, 2009, the Fund had $10,835,876 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2009, the Fund incurred and elected to defer post-October losses of $20,985,677.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended Januray 31, 2010, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

12. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Classic Value Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Classic Value Fund.

13. SUBSEQUENT DISTRIBUTIONS

On March 11, 2010, the Fund declared distributions from net investment income to shareholders of record on March 10, 2010. The per share amounts payable on March 12, 2010 were as follows:

Net Investment Income

Class A	$0.0604
Class B	0.0276
Class C	0.0274
Class I	0.0712
Class R	0.0500

These distributions are not reflected in the accompanying financial statements.

28

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Equity Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered

29

ADDITIONAL INFORMATION (unaudited) continued

information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

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ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds

31

ADDITIONAL INFORMATION (unaudited) continued

Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (incl uding amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and

32

ADDITIONAL INFORMATION (unaudited) continued

broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the Russell 1000 Value Index, but that for the five-year period ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index. The Trustees also noted that the Fund’s Class A shares’ performance was in the fourth quintile for the one-, three-, and five-year periods ended December 31, 2008, and in the second quintile for the ten-year period ended December 31, 2008, of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry

33

ADDITIONAL INFORMATION (unaudited) continued

norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was near the average and the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

120962 565219 rv7 03/2010

Evergreen Fundamental Large Cap Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Fundamental Large Cap Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

1

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the management team of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced and fundamentally sound corporations. The portfolio manager of Evergreen Disciplined Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities. The manager of Evergreen Enhanced S&P 500® Fund used a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment, and quality. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and implementation costs. Management of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The management of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the management of Evergreen Fundamental Mid Cap Value Fund emphasized mid-sized companies selling at what the management believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the management of Evergreen Special Values Fund focused on higher-quality companies believed to have reasonable prices and strong balance sheets, and the management of Evergreen Small Cap Value Fund sought to invest in small companies of sound quality at attractive prices.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Walter T. McCormick, CFA; Emory Sanders, Jr., CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/1986

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1986

Nasdaq symbol	EGIAX	EGIBX	EGICX	EVVTX

6-month return with sales charge	4.74%	5.73%	9.74%	N/A

6-month return w/o sales charge	11.13%	10.73%	10.74%	11.28%

Average annual return*

1-year with sales charge	35.42%	37.67%	41.67%	N/A

1-year w/o sales charge	43.68%	42.67%	42.67%	44.09%

5-year	1.66%	1.76%	2.13%	3.16%

10-year	0.60%	0.46%	0.46%	1.47%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Fundamental Large Cap Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

5

FUND AT A GLANCE continued

This section left intentionally blank

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of January 31, 2010, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,111.31	$ 7.45
Class B	$1,000.00	$1,107.33	$11.42
Class C	$1,000.00	$1,107.35	$11.42
Class I	$1,000.00	$1,112.83	$ 6.12
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.15	$ 7.12
Class B	$1,000.00	$1,014.37	$10.92
Class C	$1,000.00	$1,014.37	$10.92
Class I	$1,000.00	$1,019.41	$ 5.85

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 1.15% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)
		Year Ended July 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.36	$23.15	$26.73	$23.37	$23.25	$20.85

Income from investment operations
Net investment income	0.05	0.21	0.17 [1]	0.13 [1]	0.11 [1]	0.14 [1]
Net realized and unrealized gains or losses on investments	2.21	(2.86)	(2.36)	3.65	0.52	3.64

Total from investment operations	2.26	(2.65)	(2.19)	3.78	0.63	3.78

Distributions to shareholders from
Net investment income	(0.16)	(0.14)	(0.12)	(0.11)	(0.08)	(0.12)
Net realized gains	0	0	(1.27)	(0.31)	(0.43)	(1.26)

Total distributions to shareholders	(0.16)	(0.14)	(1.39)	(0.42)	(0.51)	(1.38)

Net asset value, end of period	$22.46	$20.36	$23.15	$26.73	$23.37	$23.25

Total return[2]	11.13%	(11.36)%	(8.74)%	16.29%	2.76%	18.77%

Ratios and supplemental data
Net assets, end of period (millions)	$444	$413	$521	$646	$642	$794
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.40%[3]	1.50%	1.33%	1.38%	1.38%	1.39%
Expenses excluding waivers/reimbursements and expense reductions	1.40%[3]	1.50%	1.36%	1.41%	1.40%	1.49%
Net investment income	0.34%[3]	0.99%	0.69%	0.50%	0.49%	0.62%
Portfolio turnover rate	10%	30%	24%	17%	21%	44%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)
		Year Ended July 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$18.72	$21.41	$24.89	$21.87	$21.86	$19.72

Income from investment operations
Net investment income (loss)	(0.03)[1]	0.05 [1]	(0.01)[1]	(0.04)[1]	(0.05)[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	2.04	(2.64)	(2.19)	3.40	0.49	3.42

Total from investment operations	2.01	(2.59)	(2.20)	3.36	0.44	3.41

Distributions to shareholders from
Net investment income	(0.08)	(0.10)	(0.01)	(0.03)	0	(0.01)
Net realized gains	0	0	(1.27)	(0.31)	(0.43)	(1.26)

Total distributions to shareholders	(0.08)	(0.10)	(1.28)	(0.34)	(0.43)	(1.27)

Net asset value, end of period	$20.65	$18.72	$21.41	$24.89	$21.87	$21.86

Total return[2]	10.73%	(12.01)%	(9.42)%	15.44%	2.07%	17.93%

Ratios and supplemental data
Net assets, end of period (millions)	$30	$34	$77	$150	$214	$340
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.15%[3]	2.23%	2.07%	2.09%	2.07%	2.10%
Expenses excluding waivers/reimbursements and expense reductions	2.15%[3]	2.23%	2.07%	2.11%	2.09%	2.20%
Net investment income (loss)	(0.39)%[3]	0.28%	(0.06)%	(0.18)%	(0.21)%	(0.03)%
Portfolio turnover rate	10%	30%	24%	17%	21%	44%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)
		Year Ended July 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$18.73	$21.41	$24.89	$21.87	$21.86	$19.72

Income from investment operations
Net investment income (loss)	(0.04)[1]	0.04 [1]	(0.01)[1]	(0.05)[1]	(0.05)[1]	0 [1]
Net realized and unrealized gains or losses on investments	2.04	(2.63)	(2.19)	3.41	0.49	3.42

Total from investment operations	2.00	(2.59)	(2.20)	3.36	0.44	3.42

Distributions to shareholders from
Net investment income	(0.08)	(0.09)	(0.01)	(0.03)	0	(0.02)
Net realized gains	0	0	(1.27)	(0.31)	(0.43)	(1.26)

Total distributions to shareholders	(0.08)	(0.09)	(1.28)	(0.34)	(0.43)	(1.28)

Net asset value, end of period	$20.65	$18.73	$21.41	$24.89	$21.87	$21.86

Total return[2]	10.74%	(12.03)%	(9.40)%	15.44%	2.07%	17.95%

Ratios and supplemental data
Net assets, end of period (millions)	$50	$47	$61	$80	$86	$110
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.15%[3]	2.25%	2.08%	2.09%	2.08%	2.10%
Expenses excluding waivers/reimbursements and expense reductions	2.15%[3]	2.25%	2.08%	2.11%	2.10%	2.20%
Net investment income (loss)	(0.41)%[3]	0.25%	(0.06)%	(0.20)%	(0.21)%	(0.01)%
Portfolio turnover rate	10%	30%	24%	17%	21%	44%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)
		Year Ended July 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.73	$23.56	$27.21	$23.76	$23.63	$21.16

Income from investment operations
Net investment income	0.10	0.23 [1]	0.24 [1]	0.21 [1]	0.19 [1]	0.20 [1]
Net realized and unrealized gains or losses on investments	2.24	(2.88)	(2.40)	3.70	0.52	3.70

Total from investment operations	2.34	(2.65)	(2.16)	3.91	0.71	3.90

Distributions to shareholders from
Net investment income	(0.20)	(0.18)	(0.22)	(0.15)	(0.15)	(0.17)
Net realized gains	0	0	(1.27)	(0.31)	(0.43)	(1.26)

Total distributions to shareholders	(0.20)	(0.18)	(1.49)	(0.46)	(0.58)	(1.43)

Net asset value, end of period	$22.87	$20.73	$23.56	$27.21	$23.76	$23.63

Total return	11.28%	(11.13)%	(8.46)%	16.59%	3.08%	19.12%

Ratios and supplemental data
Net assets, end of period (millions)	$195	$181	$225	$274	$263	$292
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[2]	1.25%	1.08%	1.09%	1.08%	1.08%
Expenses excluding waivers/reimbursements and expense reductions	1.15%[2]	1.25%	1.08%	1.11%	1.10%	1.18%
Net investment income	0.59%[2]	1.25%	0.94%	0.79%	0.80%	0.87%
Portfolio turnover rate	10%	30%	24%	17%	21%	44%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 13.9%
Hotels, Restaurants & Leisure 1.0%
Burger King Holdings, Inc.	426,081	$7,430,852

Internet & Catalog Retail 2.9%
Amazon.com, Inc. *	120,929	15,165,706
Blue Nile, Inc. *	107,614	5,547,501

		20,713,207

Media 4.8%
CBS Corp., Class B	1,751,859	22,651,537
Omnicom Group, Inc.	328,803	11,606,746

		34,258,283

Specialty Retail 3.1%
Home Depot, Inc.	798,263	22,359,347

Textiles, Apparel & Luxury Goods 2.1%
Timberland Co., Class A *	885,474	15,230,153

CONSUMER STAPLES 10.2%
Beverages 2.3%
Diageo plc	595,373	10,022,951
PepsiCo, Inc.	110,884	6,610,904

		16,633,855

Food Products 2.0%
McCormick & Co., Inc. ρ	407,811	14,803,539

Household Products 3.9%
Clorox Co.	165,710	9,805,061
Procter & Gamble Co.	293,219	18,047,629

		27,852,690

Tobacco 2.0%
Philip Morris International, Inc.	309,536	14,086,984

ENERGY 9.5%
Energy Equipment & Services 1.5%
Schlumberger, Ltd.	162,386	10,305,016

Oil, Gas & Consumable Fuels 8.0%
Apache Corp.	144,203	14,242,930
Chevron Corp.	143,214	10,328,594
ConocoPhillips	354,911	17,035,728
Exxon Mobil Corp.	248,714	16,024,643

		57,631,895

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 19.3%
Capital Markets 3.8%
Goldman Sachs Group, Inc.	89,091	$13,249,613
State Street Corp.	141,328	6,060,145
T. Rowe Price Group, Inc.	155,476	7,714,719

		27,024,477

Commercial Banks 3.0%
Wells Fargo & Co. °	756,551	21,508,745

Consumer Finance 3.6%
American Express Co.	186,033	7,006,003
Visa, Inc., Class A	233,174	19,127,263

		26,133,266

Diversified Financial Services 6.8%
Bank of America Corp. ρ	1,072,926	16,287,016
JPMorgan Chase & Co.	480,619	18,715,304
Moody’s Corp. ρ	494,000	13,629,460

		48,631,780

Insurance 2.1%
Prudential Financial, Inc.	306,341	15,313,987

HEALTH CARE 16.1%
Biotechnology 2.1%
Amgen, Inc. *	257,236	15,043,161

Health Care Equipment & Supplies 1.6%
Medtronic, Inc.	270,706	11,610,581

Pharmaceuticals 12.4%
Johnson & Johnson	285,327	17,935,655
Merck & Co., Inc.	764,587	29,191,932
Novartis AG, ADR	416,623	22,301,829
Pfizer, Inc.	1,052,423	19,638,213

		89,067,629

INDUSTRIALS 8.4%
Aerospace & Defense 3.1%
Boeing Co.	259,481	15,724,549
United Technologies Corp.	98,138	6,622,352

		22,346,901

Air Freight & Logistics 2.2%
Expeditors International of Washington, Inc.	217,054	7,401,541
United Parcel Service, Inc., Class B	146,310	8,452,329

		15,853,870

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 3.1%
General Electric Co.	1,367,856	$21,995,124

INFORMATION TECHNOLOGY 19.4%
Communications Equipment 6.5%
Cisco Systems, Inc. *	1,108,251	24,902,400
QUALCOMM, Inc.	551,657	21,619,438

		46,521,838

Internet Software & Services 4.8%
Ancestry.com, Inc. * ρ	533,040	7,398,595
Google, Inc., Class A *	51,699	27,370,485

		34,769,080

IT Services 0.9%
Automatic Data Processing, Inc.	151,476	6,178,706

Software 7.2%
FactSet Research Systems, Inc. ρ	206,929	13,036,527
Microsoft Corp.	470,440	13,256,999
Nintendo Co., Ltd.	42,000	11,744,674
Oracle Corp.	585,780	13,508,087

		51,546,287

MATERIALS 1.1%
Chemicals 1.1%
Air Products & Chemicals, Inc.	107,488	8,164,789

Total Common Stocks (cost $611,307,490)		703,016,042

PREFERRED STOCKS 0.5%
FINANCIALS 0.5%
Diversified Financial Services 0.5%
Bank of America Corp., 10.00% (cost $3,393,000)	226,200	3,415,620

	Principal Amount	Value

OTHER 0.4%
Gryphon Funding, Ltd., Private Placement Pass-Through Notes ρρ + ☐ (cost $3,286,684)	$7,674,941	3,004,739

	Shares	Value

PRIVATE PLACEMENT 0.5%
FINANCIALS 0.5%
Diversified Financial Services 0.5%
Apollo Management, LP * + (cost $13,746,559)	612,041	3,672,246

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
BlackRock Liquidity TempFund, Institutional Class, 0.10% ρρ q	15,341,248	$15,341,248
Evergreen Institutional Money Market Fund, Class I, 0.01% ρρ q ø	2,404,550	2,404,550
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	5,720,444	5,720,444
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.13% ρρ q	15,220,693	15,220,693

Total Short-Term Investments (cost $38,686,935)		38,686,935

Total Investments (cost $670,420,668) 104.7%		751,795,582
Other Assets and Liabilities (4.7%)		(33,475,224)

Net Assets 100.0%		$718,320,358

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Security represents an investment in a non-controlled affiliate. At January 31, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $19,385,269 and earned $77,044 of income for the six months ended January 31, 2010 which is included in income from affiliated issuers.

ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Financials	20.5%
Information Technology	19.6%
Health Care	16.3%
Consumer Discretionary	14.1%
Consumer Staples	10.3%
Energy	9.6%
Industrials	8.5%
Materials	1.1%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $642,910,405) including $38,310,185 of securities loaned	$722,161,843
Investments in affiliated issuers, at value (cost $27,510,263)	29,633,739

Total investments	751,795,582
Segregated cash	1,496
Foreign currency, at value (cost $944,320)	872,323
Receivable for securities sold	6,185,073
Receivable for Fund shares sold	87,878
Dividends receivable	471,240
Receivable for securities lending income	1,331
Prepaid expenses and other assets	45,665

Total assets	759,460,588

Liabilities
Payable for Fund shares redeemed	1,009,174
Payable for securities on loan	39,768,646
Advisory fee payable	37,229
Distribution Plan expenses payable	15,826
Due to other related parties	6,427
Trustees’ fees and expenses payable	193,378
Printing and postage expenses payable	75,142
Accrued expenses and other liabilities	34,408

Total liabilities	41,140,230

Net assets	$718,320,358

Net assets represented by
Paid-in capital	$782,755,799
Overdistributed net investment income	(3,137,807)
Accumulated net realized losses on investments	(142,607,149)
Net unrealized gains on investments	81,309,515

Total net assets	$718,320,358

Net assets consists of
Class A	$443,907,144
Class B	29,735,367
Class C	49,723,963
Class I	194,953,884

Total net assets	$718,320,358

Shares outstanding (unlimited number of shares authorized)
Class A	19,760,089
Class B	1,439,983
Class C	2,407,437
Class I	8,525,141

Net asset value per share
Class A	$22.46
Class A — Offering price (based on sales charge of 5.75%)	$23.83
Class B	$20.65
Class C	$20.65
Class I	$22.87

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends	$6,166,179
Securities lending	49,183
Income from affiliated issuers	78,494

Total investment income	6,293,856

Expenses
Advisory fee	2,257,214
Distribution Plan expenses
Class A	557,417
Class B	158,499
Class C	252,187
Administrative services fee	361,790
Transfer agent fees	1,269,313
Trustees’ fees and expenses	6,033
Printing and postage expenses	89,033
Custodian and accounting fees	90,516
Registration and filing fees	35,588
Professional fees	29,482
Other	12,036

Total expenses	5,119,108
Less: Expense reductions	(74)

Net expenses	5,119,034

Net investment income	1,174,822

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities
Unaffiliated issuers	20,824,280
Affiliated issuers	(198,778)
Foreign currency related transactions	(8,403)

Net realized gains on investments	20,617,099

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	49,331,593
Affiliated issuers	3,284,406
Foreign currency related transactions	(34,646)

Net change in unrealized gains or losses on investments	52,581,353

Net realized and unrealized gains or losses on investments	73,198,452

Net increase in net assets resulting from operations	$74,373,274

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009

Operations
Net investment income		$1,174,822		$6,247,070
Net realized gains or losses on investments		20,617,099		(20,460,444)
Net change in unrealized gains or losses on investments		52,581,353		(99,455,400)

Net increase (decrease) in net assets resulting from operations		74,373,274		(113,668,774)

Distributions to shareholders from
Net investment income
Class A		(3,115,678)		(2,968,403)
Class B		(118,368)		(260,253)
Class C		(198,839)		(249,507)
Class I		(1,711,436)		(1,723,402)

Total distributions to shareholders		(5,144,321)		(5,201,565)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	565,855	12,883,749	672,039	12,296,572
Class B	30,064	617,905	193,638	3,188,457
Class C	87,532	1,788,107	218,166	3,579,042
Class I	153,829	3,523,346	338,116	7,207,918

		18,813,107		26,271,989

Net asset value of shares issued in reinvestment of distributions
Class A	127,988	2,907,353	167,046	2,777,986
Class B	5,391	113,904	16,347	247,980
Class C	8,354	176,516	14,730	223,600
Class I	66,932	1,537,930	87,358	1,551,595

		4,735,703		4,801,161

Automatic conversion of Class B shares to Class A shares
Class A	199,291	4,334,246	1,042,271	19,255,390
Class B	(216,681)	(4,334,246)	(1,129,628)	(19,255,390)

		0		0

Payment for shares redeemed
Class A	(1,424,820)	(31,826,339)	(4,119,115)	(75,265,433)
Class B	(168,113)	(3,424,123)	(868,963)	(14,745,515)
Class C	(195,819)	(4,027,108)	(596,411)	(9,713,761)
Class I	(405,735)	(9,279,175)	(1,274,212)	(23,121,731)

		(48,556,745)		(122,846,440)

Net decrease in net assets resulting from capital share transactions		(25,007,935)		(91,773,290)

Total increase (decrease) in net assets		44,221,018		(210,643,629)
Net assets
Beginning of period		674,099,340		884,742,969

End of period		$718,320,358		$674,099,340

Undistributed (overdistributed) net investment income		$(3,137,807)		$831,692

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Fundamental Large Cap Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Fundamental Large Cap Fund, increase. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended January 31, 2010, EIS received $7,713 from the sale of Class A shares and $26,502 and $516 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $73,533,279 and $96,776,287, respectively, for the six months ended January 31, 2010.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$681,248,417	$21,767,625	$0	$703,016,042
Preferred stocks	3,415,620	0	0	3,415,620
Other	0	3,672,246	3,004,739	6,676,985
Short-term investments	38,686,935	0	0	38,686,935

	$723,350,972	$25,439,871	$3,004,739	$751,795,582

Further details on the major security types listed above can be found in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other

Balance as of August 1, 2009	$1,559,579
Realized gains or losses	142,798
Change in unrealized gains or losses	1,552,112
Net purchases (sales)	(249,750)

Balance as of January 31, 2010	$3,004,739

Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2010	$1,494,311

During the six months ended January 31, 2010, the Fund loaned securities to certain brokers and earned $49,183, net of $6,682 paid to Wachovia Global Securities Lending as the securities lending agent. At January 31, 2010, the value of securities on loan and

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the total value of collateral received for securities loaned (including segregated cash) amounted to $38,310,185 and $39,768,646, respectively.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $671,941,867. The gross unrealized appreciation and depreciation on securities based on tax cost was $134,478,972 and $54,625,257, respectively, with a net unrealized appreciation of $79,853,715.

As of July 31, 2009, the Fund had $157,815,648 in capital loss carryovers for federal income tax purposes with $134,054,732 expiring in 2010, $2,583,953 expiring in 2011 and $21,176,963 expiring in 2017. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended January 31, 2010, the Fund had no borrowings.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

12. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Core Equity Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Core Equity Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Fundamental Large Cap Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

27

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

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ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

29

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (inclu ding amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research

30

ADDITIONAL INFORMATION (unaudited) continued

capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the S&P 500 Index, and had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did

31

ADDITIONAL INFORMATION (unaudited) continued

not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was slightly higher than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

120963 565221 rv7 03/2010

Evergreen Fundamental Mid Cap Value Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Fundamental Mid Cap Value Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

1

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the management team of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced and fundamentally sound corporations. The portfolio manager of Evergreen Disciplined Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities. The manager of Evergreen Enhanced S&P 500® Fund used a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment, and quality. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and implementation costs. Management of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The management of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the management of Evergreen Fundamental Mid Cap Value Fund emphasized mid-sized companies selling at what the management believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the management of Evergreen Special Values Fund focused on higher-quality companies believed to have reasonable prices and strong balance sheets, and the management of Evergreen Small Cap Value Fund sought to invest in small companies of sound quality at attractive prices.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors,

2

LETTER TO SHAREHOLDERS continued

staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

James M. Tringas, CFA, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/28/2007

	Class A	Class B	Class C	Class I
Class inception date	9/28/2007	9/28/2007	9/28/2007	9/28/2007

Nasdaq symbol	EFVAX	EFVBX	EFVCX	EFVIX

6-month return with sales charge	7.06%	8.08%	12.07%	N/A

6-month return w/o sales charge	13.58%	13.08%	13.07%	13.81%

Average annual return*

1-year with sales charge	27.40%	29.12%	33.18%	N/A

1-year w/o sales charge	35.22%	34.12%	34.18%	35.47%

Since portfolio inception	-8.35%	-7.88%	-6.65%	-5.78%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Fundamental Mid Cap Value Fund Class A shares versus a similar investment in the Russell Midcap Value Index (Russell Midcap Value) and the Consumer Price Index (CPI).

The Russell Midcap Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,135.77	$6.73
Class B	$1,000.00	$1,130.78	$10.74
Class C	$1,000.00	$1,130.67	$10.74
Class I	$1,000.00	$1,138.12	$5.39
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.90	$6.36
Class B	$1,000.00	$1,015.12	$10.16
Class C	$1,000.00	$1,015.12	$10.16
Class I	$1,000.00	$1,020.16	$5.09

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C and 1.00% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

		2009	2008[1]

Net asset value, beginning of period	$7.56	$9.17	$10.00

Income from investment operations
Net investment income	0.02	0.06	0.05
Net realized and unrealized gains or losses on investments	1.00	(1.63)	(0.87)

Total from investment operations	1.02	(1.57)	(0.82)

Distributions to shareholders from
Net investment income	(0.07)	(0.04)	(0.01)

Net asset value, end of period	$8.51	$7.56	$9.17

Total return[2]	13.58%	(17.16)%	(8.06)%

Ratios and supplemental data
Net assets, end of period (thousands)	$494	$409	$390
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[3]	1.25%	1.25%[3]
Expenses excluding waivers/reimbursements and expense reductions	8.96%[3]	9.59%	13.49%[3]
Net investment income	0.50%[3]	0.88%	0.71%[3]
Portfolio turnover rate	85%	187%	120%

1	For the period from September 28, 2007 (commencement of class operations), to July 31, 2008.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

		2009	2008[1]

Net asset value, beginning of period	$7.52	$9.13	$10.00

Income from investment operations
Net investment loss	(0.01)	0	0
Net realized and unrealized gains or losses on investments	0.99	(1.61)	(0.87)

Total from investment operations	0.98	(1.61)	(0.87)

Distributions to shareholders from
Net investment income	(0.02)	0	0 [2]

Net asset value, end of period	$8.48	$7.52	$9.13

Total return[3]	13.08%	(17.72)%	(8.59)%

Ratios and supplemental data
Net assets, end of period (thousands)	$316	$278	$308
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.00%[4]	2.00%	2.00%[4]
Expenses excluding waivers/reimbursements and expense reductions	9.71%[4]	10.34%	14.24%[4]
Net investment loss	(0.24)%[4]	(0.03)%	(0.04)%[4]
Portfolio turnover rate	85%	187%	120%

1	For the period from September 28, 2007 (commencement of class operations), to July 31, 2008.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

		2009	2008[1]

Net asset value, beginning of period	$7.50	$9.14	$10.00

Income from investment operations
Net investment income (loss)	(0.01)	0 [2]	0
Net realized and unrealized gains or losses on investments	0.99	(1.62)	(0.86)

Total from investment operations	0.98	(1.62)	(0.86)

Distributions to shareholders from
Net investment income	0	(0.02)	0 [3]

Net asset value, end of period	$8.48	$7.50	$9.14

Total return[4]	13.07%	(17.64)%	(8.59)%

Ratios and supplemental data
Net assets, end of period (thousands)	$536	$525	$1,107
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.00%[5]	2.00%	2.00%[5]
Expenses excluding waivers/reimbursements and expense reductions	9.71%[5]	10.34%	14.24%[5]
Net investment income (loss)	(0.23)%[5]	0.01%	(0.01)%[5]
Portfolio turnover rate	85%	187%	120%

1	For the period from September 28, 2007 (commencement of class operations), to July 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Amount represents less than $0.005 per share.
4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

		2009	2008[1]

Net asset value, beginning of period	$7.58	$9.19	$10.00

Income from investment operations
Net investment income	0.03	0.07 [2]	0.06
Net realized and unrealized gains or losses on investments	1.00	(1.63)	(0.85)

Total from investment operations	1.03	(1.56)	(0.79)

Distributions to shareholders from
Net investment income	(0.09)	(0.05)	(0.02)

Net asset value, end of period	$8.52	$7.58	$9.19

Total return	13.81%	(17.00)%	(7.92)%

Ratios and supplemental data
Net assets, end of period (thousands)	$219	$195	$465
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%[3]	1.00%	1.00%[3]
Expenses excluding waivers/reimbursements and expense reductions	8.71%[3]	9.34%	13.24%[3]
Net investment income	0.76%[3]	0.95%	1.01%[3]
Portfolio turnover rate	85%	187%	120%

1	For the period from September 28, 2007 (commencement of class operations), to July 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 88.4%
CONSUMER DISCRETIONARY 9.1%
Hotels, Restaurants & Leisure 3.7%
Darden Restaurants, Inc.	879	$32,488
Wendy’s/Arby’s Group, Inc.	5,659	26,088

		58,576

Household Durables 1.0%
BLYTH, Inc.	548	15,393

Internet & Catalog Retail 0.8%
GameStop Corp., Class A *	632	12,495

Media 3.6%
Washington Post Co., Class B	130	56,500

CONSUMER STAPLES 4.4%
Food & Staples Retailing 1.1%
Kroger Co.	776	16,630

Food Products 2.9%
Corn Products International, Inc.	517	14,693
Sara Lee Corp.	2,543	30,872

		45,565

Household Products 0.4%
Energizer Holdings, Inc. *	119	6,604

ENERGY 3.9%
Energy Equipment & Services 1.8%
Atwood Oceanics, Inc. *	811	27,185

Oil, Gas & Consumable Fuels 2.1%
Cimarex Energy Co.	678	33,364

FINANCIALS 23.0%
Commercial Banks 11.4%
BOK Financial Corp.	555	26,313
First Citizens Bancshares, Inc., Class A	427	71,612
Huntington Bancshares, Inc.	4,972	23,816
KeyCorp	3,355	24,089
TCF Financial Corp.	1,155	16,909
UMB Financial Corp.	400	15,804

		178,543

Insurance 11.6%
Assured Guaranty, Ltd.	617	13,981
Brown & Brown, Inc.	3,064	53,926
Fidelity National Financial, Inc., Class A	3,162	40,790
Validus Holdings, Ltd.	530	14,045
White Mountains Insurance Group, Ltd.	182	58,326

		181,068

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 9.6%
Biotechnology 3.1%
Cephalon, Inc. *	500	$31,920
Genzyme Corp. *	302	16,387

		48,307

Health Care Providers & Services 1.3%
Omnicare, Inc.	830	20,750

Life Sciences Tools & Services 1.2%
Pharmaceutical Product Development, Inc.	823	19,225

Pharmaceuticals 4.0%
Biovail Corp.	2,164	31,421
Endo Pharmaceuticals Holdings, Inc. *	1,162	23,368
Forest Laboratories, Inc. *	241	7,143

		61,932

INDUSTRIALS 8.2%
Commercial Services & Supplies 0.3%
R.R. Donnelley & Sons Co.	274	5,431

Construction & Engineering 0.5%
KBR, Inc.	425	7,960

Electrical Equipment 3.4%
General Cable Corp. *	1,849	53,806

Machinery 0.9%
Mueller Industries, Inc.	542	13,328

Marine 1.5%
Kirby Corp. *	733	23,778

Road & Rail 1.6%
Con-Way, Inc.	848	24,270

INFORMATION TECHNOLOGY 11.1%
Computers & Peripherals 3.7%
Imation Corp. *	3,239	28,957
Lexmark International, Inc., Class A *	1,089	28,085

		57,042

Electronic Equipment, Instruments & Components 0.3%
Molex, Inc., Class A	242	4,266

Internet Software & Services 1.8%
IAC/InterActiveCorp. *	1,406	28,233

IT Services 2.0%
Global Payments, Inc.	312	13,884
Total System Services, Inc.	1,231	17,616

		31,500

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.8%
LSI Corp. *	1,616	$8,176
Maxim Integrated Products, Inc.	263	4,631

		12,807

Software 2.5%
Electronic Arts, Inc. *	1,482	24,127
Novell, Inc. *	3,343	14,943

		39,070

MATERIALS 12.4%
Chemicals 1.3%
Ashland, Inc.	518	20,932

Construction Materials 2.0%
Martin Marietta Materials, Inc.	397	31,435

Containers & Packaging 3.0%
Silgan Holdings, Inc.	891	46,198

Metals & Mining 0.7%
Commercial Metals Co.	757	10,401

Paper & Forest Products 5.4%
International Paper Co.	1,894	43,392
Weyerhaeuser Co.	1,049	41,855

		85,247

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Telephone & Data Systems, Inc.	490	15,460

UTILITIES 5.7%
Electric Utilities 2.9%
Allete, Inc.	408	12,770
Westar Energy, Inc.	1,496	31,910

		44,680

Gas Utilities 1.4%
Atmos Energy Corp.	812	22,427

Multi-Utilities 1.4%
Ameren Corp.	867	22,152

Total Common Stocks (cost $1,312,166)		1,382,560

EXCHANGE TRADED FUND 3.2%
iShares Russell Midcap Value Index Fund (cost $50,574)	1,402	50,374

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 5.5%
MUTUAL FUND SHARES 5.5%
Evergreen Institutional Money Market Fund, Class I , 0.01% q ø (cost $86,326)	86,326	$86,326

Total Investments (cost $1,449,066) 97.1%		1,519,260
Other Assets and Liabilities 2.9%		45,010

Net Assets 100.0%		$1,564,270

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Financials	25.0%
Materials	13.6%
Information Technology	12.1%
Health Care	10.5%
Consumer Discretionary	10.0%
Industrials	9.0%
Utilities	6.2%
Consumer Staples	4.8%
Energy	4.2%
Telecommunication Services	1.1%
Other	3.5%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $1,362,740)	$1,432,934
Investments in affiliated issuers, at value (cost $86,326)	86,326

Total investments	1,519,260
Receivable for securities sold	77,532
Dividends receivable	1,351
Receivable for Fund shares sold	27
Receivable from investment advisor	917
Prepaid expenses and other assets	45,854

Total assets	1,644,941

Liabilities
Payable for securities purchased	65,692
Distribution Plan expenses payable	81
Due to other related parties	231
Printing and postage expenses payable	8,578
Accrued expenses and other liabilities	6,089

Total liabilities	80,671

Net assets	$1,564,270

Net assets represented by
Paid-in capital	$2,176,829
Undistributed net investment income	1,001
Accumulated net realized losses on investments	(683,754)
Net unrealized gains on investments	70,194

Total net assets	$1,564,270

Net assets consists of
Class A	$493,664
Class B	315,849
Class C	535,826
Class I	218,931

Total net assets	$1,564,270

Shares outstanding (unlimited number of shares authorized)
Class A	58,010
Class B	37,254
Class C	63,185
Class I	25,703

Net asset value per share
Class A	$8.51
Class A—Offering price (based on sales charge of 5.75%)	$9.03
Class B	$8.48
Class C	$8.48
Class I	$8.52

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $27)	$13,396
Income from affiliated issuers	42

Total investment income	13,438

Expenses
Advisory fee	4,962
Distribution Plan expenses
Class A	579
Class B	1,507
Class C	2,735
Administrative services fee	763
Transfer agent fees	2,531
Trustees’ fees and expenses	621
Printing and postage expenses	7,878
Custodian and accounting fees	1,891
Registration and filing fees	32,858
Professional fees	14,355
Other	672

Total expenses	71,352
Less: Fee waivers and expense reimbursements	(58,898)

Net expenses	12,454

Net investment income	984

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	209,379
Net change in unrealized gains or losses on securities in unaffiliated issuers	(24,334)

Net realized and unrealized gains or losses on investments	185,045

Net increase in net assets resulting from operations	$186,029

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009

Operations
Net investment income		$984		$7,323
Net realized gains or losses on investments		209,379		(875,831)
Net change in unrealized gains or losses on investments		(24,334)		254,967

Net increase (decrease) in net assets resulting from operations		186,029		(613,541)

Distributions to shareholders from
Net investment income
Class A		(4,097)		(1,775)
Class B		(810)		0
Class C		0		(3,405)
Class I		(2,399)		(2,472)

Total distributions to shareholders		(7,306)		(7,652)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	4,877	41,288	84,028	759,065
Class B	4,185	34,532	10,557	71,818
Class C	961	7,799	74,157	599,450
Class I	323	2,703	40,030	268,437

		86,322		1,698,770

Net asset value of shares issued in reinvestment of distributions
Class A	271	2,240	117	772
Class B	26	212	0	0
Class C	0	0	427	2,798
Class I	10	79	186	1,227

		2,531		4,797

Automatic conversion of Class B shares to Class A shares
Class A	98	808	313	2,144
Class B	(99)	(808)	(314)	(2,144)

		0		0

Payment for shares redeemed
Class A	(1,347)	(11,147)	(72,860)	(624,997)
Class B	(3,842)	(31,762)	(7,001)	(47,506)
Class C	(7,767)	(64,117)	(125,734)	(817,656)
Class I	(326)	(2,801)	(65,133)	(455,897)

		(109,827)		(1,946,056)

Net decrease in net assets resulting from capital share transactions		(20,974)		(242,489)

Total increase (decrease) in net assets		157,749		(863,682)
Net assets
Beginning of period		1,406,521		2,270,203

End of period		$1,564,270		$1,406,521

Undistributed net investment income		$1,001		$7,323

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Fundamental Mid Cap Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Security transactions and investment

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.65% and declining to 0.60% as average daily net assets increase. For the six months ended January 31, 2010 the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $4,962 and reimbursed other expenses in the amount of $53,936.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,158,839 and $1,176,716, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$1,382,560	$0	$0	$1,382,560
Other	50,374			50,374
Short-term investments	86,326	0	0	86,326

	$1,519,260	$0	$0	$1,519,260

Further details on the major security types listed above can be found in the Schedule of Investments.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $1,543,399. The gross unrealized appreciation and depreciation on securities based on tax cost was $43,676 and $67,815, respectively, with a net unrealized depreciation of $24,139.

As of July 31, 2009, the Fund had $15,780 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2009, the Fund incurred and elected to defer post-October losses of $726,531.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended January 31, 2009, the Fund had no borrowings.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

10. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

11. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Mid Cap Disciplined Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Mid Cap Disciplined Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Fundamental Mid Cap Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees

24

ADDITIONAL INFORMATION (unaudited) continued

considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

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ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds

26

ADDITIONAL INFORMATION (unaudited) continued

Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (inclu ding amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and

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ADDITIONAL INFORMATION (unaudited) continued

broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the Russell Midcap Value Index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund had recently commenced operations and had a relatively short track record of performance that limited their ability to draw meaningful conclusions about the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in

28

ADDITIONAL INFORMATION (unaudited) continued

each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee due in large part to a voluntary fee waiver, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive. The Trustees also considered the management fee the Fund would have paid absent the voluntary waiver.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

120964 581828 rv2 03/2010

Evergreen Golden Core Opportunitites Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Golden Core Opportunitites Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

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LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the Golden Fund management teams pursued strategies based on each Fund’s objective. Evergreen Golden Large Cap Core Fund sought undervalued large cap companies likely to meet or exceed earnings expectations. Evergreen Golden Mid Cap Core Fund sought undervalued, mid-cap companies similar to those found in the Russell Midcap Index. Evergreen Golden Core Opportunities Fund sought undervalued stocks of small to mid cap companies similar to those found in the Russell 2500 Index.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Golden Capital Management, LLC

Portfolio Manager:

John R. Campbell, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/17/2007

	Class A	Class B	Class C	Class I
Class inception date	12/17/2007	12/17/2007	12/17/2007	12/17/2007

Nasdaq symbol	ECOAX	ECOBX	ECOCX	ECOIX

6-month return with sales charge	1.65%	2.37%	6.37%	N/A

6-month return w/o sales charge	7.78%	7.37%	7.37%	7.90%

Average annual return*

1-year with sales charge	22.12%	23.60%	27.60%	N/A

1-year w/o sales charge	29.58%	28.60%	28.60%	29.85%

Since portfolio inception	-18.96%	-18.37%	-17.19%	-16.44%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class B shares are closed to new investments by new and existing shareholders.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Golden Core Opportunities Fund Class A shares versus a similar investment in the Russell 2500 Index (Russell 2500) and the Consumer Price Index (CPI).

The Russell 2500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Since the fund tends to invest in a smaller number of stocks than many similar mutual funds, changes in the value of individual stocks may have a larger impact on its net asset value than such fluctuations would if the fund were more broadly invested.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,077.78	$7.91
Class B	$1,000.00	$1,073.72	$11.81
Class C	$1,000.00	$1,073.72	$11.81
Class I	$1,000.00	$1,078.99	$6.55
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,017.59	$7.68
Class B	$1,000.00	$1,013.81	$11.47
Class C	$1,000.00	$1,013.81	$11.47
Class I	$1,000.00	$1,018.90	$6.36

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.51% for Class A, 2.26% for Class B, 2.26% for Class C and 1.25% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

		2009	2008[1]

Net asset value, beginning of period	$6.30	$9.06	$10.00

Income from investment operations
Net investment income (loss)	0	0	(0.02)
Net realized and unrealized gains or losses on investments	0.49	(2.76)	(0.92)

Total from investment operations	0.49	(2.76)	(0.94)

Net asset value, end of period	$6.79	$6.30	$9.06

Total return[2]	7.78%	(30.46)%	(9.40)%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,155	$14,915	$563
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.51%[3]	1.50%	1.50%[3]
Expenses excluding waivers/reimbursements and expense reductions	2.30%[3]	2.35%	5.15%[3]
Net investment loss	(0.04)%[3]	(0.07)%	(0.44)%[3]
Portfolio turnover rate	12%	230%	23%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

		2009	2008[1]

Net asset value, beginning of period	$6.24	$9.04	$10.00

Income from investment operations
Net investment loss	(0.04)	(0.05)[2]	(0.06)
Net realized and unrealized gains or losses on investments	0.50	(2.75)	(0.90)

Total from investment operations	0.46	(2.80)	(0.96)

Net asset value, end of period	$6.70	$6.24	$9.04

Total return[3]	7.37%	(30.97)%	(9.60)%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,585	$3,134	$533
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.26%[4]	2.25%	2.25%[4]
Expenses excluding waivers/reimbursements and expense reductions	3.05%[4]	3.10%	5.90%[4]
Net investment loss	(0.78)%[4]	(0.80)%	(1.18)%[4]
Portfolio turnover rate	12%	230%	23%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

		2009	2008[1]

Net asset value, beginning of period	$6.24	$9.04	$10.00

Income from investment operations
Net investment loss	(0.04)	(0.05)[2]	(0.07)
Net realized and unrealized gains or losses on investments	0.50	(2.75)	(0.89)

Total from investment operations	0.46	(2.80)	(0.96)

Net asset value, end of period	$6.70	$6.24	$9.04

Total return[3]	7.37%	(30.97)%	(9.60)%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,047	$3,553	$477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.26%[4]	2.25%	2.25%[4]
Expenses excluding waivers/reimbursements and expense reductions	3.05%[4]	3.10%	5.90%[4]
Net investment loss	(0.78)%[4]	(0.80)%	(1.18)%[4]
Portfolio turnover rate	12%	230%	23%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

		2009	2008[1]

Net asset value, beginning of period	$6.33	$9.07	$10.00

Income from investment operations
Net investment income (loss)	0.02	0	(0.01)
Net realized and unrealized gains or losses on investments	0.48	(2.74)	(0.92)

Total from investment operations	0.50	(2.74)	(0.93)

Net asset value, end of period	$6.83	$6.33	$9.07

Total return	7.90%	(30.21)%	(9.30)%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,625	$9,521	$3,221
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[2]	1.25%	1.25%[2]
Expenses excluding waivers/reimbursements and expense reductions	2.04%[2]	2.10%	4.90%[2]
Net investment income (loss)	0.23%[2]	0.22%	(0.18)%[2]
Portfolio turnover rate	12%	230%	23%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 13.8%
Leisure Equipment & Products 2.2%
Hasbro, Inc.	19,480	$595,114

Media 2.0%
DreamWorks Animation SKG, Inc., Class A *	13,525	526,663

Multiline Retail 3.6%
Big Lots, Inc. *	17,720	503,425
Family Dollar Stores, Inc.	14,305	441,739

		945,164

Specialty Retail 2.1%
Ross Stores, Inc.	11,975	550,012

Textiles, Apparel & Luxury Goods 3.9%
Carter’s, Inc. *	19,505	504,399
Wolverine World Wide, Inc.	19,940	527,413

		1,031,812

CONSUMER STAPLES 4.1%
Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	16,070	493,028

Personal Products 2.2%
Alberto-Culver Co.	20,370	578,304

ENERGY 6.5%
Energy Equipment & Services 6.5%
Cameron International Corp. *	14,020	527,993
Helmerich & Payne, Inc.	15,125	632,679
Noble Corp.	14,055	566,697

		1,727,369

FINANCIALS 15.7%
Capital Markets 2.0%
Federated Investors, Inc.	20,785	527,523

Commercial Banks 3.9%
Commerce Bancshares, Inc.	13,867	548,856
Cullen/Frost Bankers, Inc.	9,200	472,144

		1,021,000

Diversified Financial Services 1.4%
NASDAQ OMX Group, Inc. *	20,880	375,631

Insurance 6.1%
American Financial Group, Inc.	21,750	539,618
HCC Insurance Holdings, Inc.	20,250	548,775
Platinum Underwriters Holdings, Ltd.	14,435	523,413

		1,611,806

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) 2.3%
Digital Realty Trust, Inc.	12,640	$606,720

HEALTH CARE 14.7%
Health Care Equipment & Supplies 1.5%
STERIS Corp.	15,355	400,458

Health Care Providers & Services 4.7%
AmerisourceBergen Corp.	25,765	702,354
Laboratory Corporation of America Holdings *	7,585	539,294

		1,241,648

Life Sciences Tools & Services 4.6%
Life Technologies Corp. *	12,205	606,711
Waters Corp. *	10,530	599,999

		1,206,710

Pharmaceuticals 3.9%
Endo Pharmaceuticals Holdings, Inc. *	21,245	427,237
Watson Pharmaceuticals, Inc. *	15,830	607,397

		1,034,634

INDUSTRIALS 10.6%
Aerospace & Defense 1.4%
DynCorp International, Inc., Class A *	29,800	357,898

Commercial Services & Supplies 1.2%
Brink’s Co.	13,340	311,889

Electrical Equipment 3.9%
Cooper Industries plc	13,715	588,374
GrafTech International, Ltd. *	35,780	449,397

		1,037,771

Machinery 4.1%
Bucyrus International, Inc.	9,780	512,276
Pall Corp.	16,840	580,475

		1,092,751

INFORMATION TECHNOLOGY 18.9%
Communications Equipment 3.1%
Cogo Group, Inc. *	56,435	358,927
Harris Corp.	10,800	463,536

		822,463

Electronic Equipment, Instruments & Components 3.9%
Amphenol Corp., Class A	14,195	565,529
Vishay Intertechnology, Inc. *	63,700	480,298

		1,045,827

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.5%
ValueClick, Inc. *	42,485	$392,986

IT Services 4.1%
Genpact, Ltd. *	38,835	538,642
NeuStar, Inc., Class A *	23,885	536,457

		1,075,099

Software 6.3%
BMC Software, Inc. *	14,185	548,108
Sybase, Inc. *	13,963	567,875
TIBCO Software, Inc. *	61,255	548,845

		1,664,828

MATERIALS 6.3%
Chemicals 6.3%
FMC Corp.	11,570	589,376
H.B. Fuller Co.	25,075	502,001
Olin Corp.	33,980	560,670

		1,652,047

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
CenturyTel, Inc.	17,135	582,761

UTILITIES 5.9%
Gas Utilities 4.1%
Energen Corp.	13,000	571,350
National Fuel Gas Co.	11,000	516,120

		1,087,470

Multi-Utilities 1.8%
MDU Resources Group, Inc.	21,685	477,504

Total Common Stocks (cost $25,930,701)		26,074,890

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø (cost $323,791)	323,791	323,791

Total Investments (cost $26,254,492) 99.9%		26,398,681
Other Assets and Liabilities 0.1%		13,677

Net Assets 100.0%		$26,412,358

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Information Technology	19.2%
Financials	15.9%
Health Care	14.9%
Consumer Discretionary	14.0%
Industrials	10.7%
Energy	6.6%
Materials	6.3%
Utilities	6.0%
Consumer Staples	4.2%
Telecommunication Services	2.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $25,930,701)	$26,074,890
Investments in affiliated issuers, at value (cost $323,791)	323,791

Total investments	26,398,681
Dividends receivable	9,097
Receivable for Fund shares sold	10,265
Receivable from investment advisor	345
Prepaid expenses and other assets	49,395

Total assets	26,467,783

Liabilities
Payable for Fund shares redeemed	36,521
Distribution Plan expenses payable	766
Due to other related parties	2,005
Trustees’ fees and expenses payable	6,874
Printing and postage expenses payable	4,539
Accrued expenses and other liabilities	4,720

Total liabilities	55,425

Net assets	$26,412,358

Net assets represented by
Paid-in capital	$53,648,882
Undistributed net investment loss	(25,639)
Accumulated net realized losses on investments	(27,355,074)
Net unrealized gains on investments	144,189

Total net assets	$26,412,358

Net assets consists of
Class A	$14,155,486
Class B	2,584,718
Class C	3,047,180
Class I	6,624,974

Total net assets	$26,412,358

Shares outstanding (unlimited number of shares authorized)
Class A	2,083,896
Class B	385,750
Class C	454,552
Class I	969,957

Net asset value per share
Class A	$6.79
Class A — Offering price (based on sales charge of 5.75%)	$7.20
Class B	$6.70
Class C	$6.70
Class I	$6.83

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends	$213,164
Income from affiliated issuers	169

Total investment income	213,333

Expenses
Advisory fee	115,920
Distribution Plan expenses
Class A	18,830
Class B	14,053
Class C	16,780
Administrative services fee	14,490
Transfer agent fees	100,936
Trustees’ fees and expenses	1,052
Printing and postage expenses	15,603
Custodian and accounting fees	4,551
Registration and filing fees	30,477
Professional fees	11,633
Interest expense	624
Other	1,507

Total expenses	346,456
Less: Expense reductions	(3)
Fee waivers	(114,754)

Net expenses	231,699

Net investment loss	(18,366)

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(704,928)
Net change in unrealized gains or losses on securities in unaffiliated issuers	3,099,776

Net realized and unrealized gains or losses on investments	2,394,848

Net increase in net assets resulting from operations	$2,376,482

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009

Operations
Net investment loss		$(18,366)		$(37,595)
Net realized losses on investments		(704,928)		(16,905,280)
Net change in unrealized gains or losses on investments		3,099,776		(1,007,220)

Net increase (decrease) in net assets resulting from operations		2,376,482		(17,950,095)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	62,686	427,788	212,416	1,207,845
Class B	0	0	53,566	326,554
Class C	7,601	50,194	75,680	547,487
Class I	20,014	137,089	368,742	2,000,188

		615,071		4,082,074

Automatic conversion of Class B shares to Class A shares
Class A	32,939	219,391	116,039	633,019
Class B	(33,324)	(219,391)	(116,835)	(633,019)

		0		0

Payment for shares redeemed
Class A	(378,111)	(2,562,745)	(858,082)	(4,905,601)
Class B	(83,156)	(554,985)	(246,647)	(1,354,579)
Class C	(122,194)	(820,471)	(193,477)	(1,063,487)
Class I	(554,169)	(3,764,262)	(1,180,566)	(6,531,496)

		(7,702,463)		(13,855,163)

Net asset value of shares issued in acquisition
Class A	0	0	2,833,905	24,782,753
Class B	0	0	753,186	6,561,636
Class C	0	0	634,129	5,526,161
Class I	0	0	1,960,986	17,182,046

		0		54,052,596

Net increase (decrease) in net assets resulting from capital share transactions		(7,087,392)		44,279,507

Total increase (decrease) in net assets		(4,710,910)		26,329,412
Net assets
Beginning of period		31,123,268		4,793,856

End of period		$26,412,358		$31,123,268

Undistributed net investment loss		$(25,639)		$(7,273)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Golden Core Opportunities Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

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b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years since the commencement of operations.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.70% as average daily net assets increase. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Golden Capital Management, LLC (“Golden Capital”) is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund. Wachovia Alternative Strategies, Inc., an affiliate of EIMC and a subsidiary of Wells Fargo, owns an approximately 45% minority interest in Golden Capital.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2010, EIMC contractually waived its advisory fee in the amount of $114,754.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended January 31, 2010, EIS received $261 from the sale of Class A shares and $13, $2,443 and $62 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on September 19, 2008, the Fund acquired the net assets of Evergreen Special Equity Fund in a tax-free exchange for Class A, Class B, Class C, and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C, Class I and Class IS shareholders of Evergreen Special Equity Fund at an exchange ratio of 1.22, 1.14, 1.14, 1.28 and 1.23 for Class A, Class B, Class C, Class I and Class A shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $1,641,682. The aggregate net assets of the Fund and Special Equity Fund immediately prior to the acquisition were $4,929,372 and $54,052,596, respectively. The aggregate net assets of the Fund immediately after the acquisition were $58,981,968.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $3,282,789 and $10,246,232, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$26,074,890	$0	$0	$26,074,890
Short-term investments	323,791	0	0	323,791

	$26,398,681	$0	$0	$26,398,681

Further details on the major security types listed above can be found in the Schedule of Investments.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $26,254,492. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,385,580 and $2,241,391, respectively, with a net unrealized appreciation of $144,189.

As of July 31, 2009, the Fund had $13,638,891 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2009, the Fund incurred and elected to defer post-October losses of $13,011,255.

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7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata.

During the six months ended January 31, 2010, the Fund had average borrowings outstanding of $42,162 (on an annualized basis) at an average rate of 1.48% and paid interest of $624.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements.

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Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

13. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Small Mid Cap Core Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Small Mid Cap Core Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

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ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Golden Capital Management, LLC (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Golden Core Opportunities Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

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ADDITIONAL INFORMATION (unaudited) continued

information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

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ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (inclu ding amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Russell 2500 Index, and had performed in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund had recently commenced operations and had a relatively short track record of performance that limited their ability to draw meaningful conclusions about the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

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ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee due in large part to a fee waiver by EIMC, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive. The Trustees also considered the management fee the Fund would have paid absent the fee waiver.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

120965 581816 rv2 03/2010

Evergreen Golden Large Cap Core Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Golden Large Cap Core Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

1

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the Golden Fund management teams pursued strategies based on each Fund’s objective. Evergreen Golden Large Cap Core Fund sought undervalued large cap companies likely to meet or exceed earnings expectations. Evergreen Golden Mid Cap Core Fund sought undervalued, mid-cap companies similar to those found in the Russell Midcap Index. Evergreen Golden Core Opportunities Fund sought undervalued stocks of small to mid cap companies similar to those found in the Russell 2500 Index.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Golden Capital Management, LLC

Portfolio Manager:

Jeff C. Moser, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/17/2007

	Class A	Class B	Class C	Class I
Class inception date	12/17/2007	12/17/2007	12/17/2007	12/17/2007

Nasdaq symbol	EGOAX	EGOBX	EGOCX	EGOIX

6-month return with sales charge	0.64%	1.30%	5.25%	N/A

6-month return w/o sales charge	6.72%	6.30%	6.25%	6.79%

Average annual return*

1-year with sales charge	15.51%	16.48%	20.68%	N/A

1-year w/o sales charge	22.56%	21.48%	21.68%	22.83%

Since portfolio inception	-15.03%	-14.43%	-13.18%	-12.42%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Golden Large Cap Core Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Since the fund tends to invest in a smaller number of stocks than many similar mutual funds, changes in the value of individual stocks may have a larger impact on its net asset value than such fluctuations would if the fund were more broadly invested.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,067.16	$5.99
Class B	$1,000.00	$1,062.98	$9.88
Class C	$1,000.00	$1,062.49	$9.88
Class I	$1,000.00	$1,067.90	$4.69
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.41	$5.85
Class B	$1,000.00	$1,015.63	$9.65
Class C	$1,000.00	$1,015.63	$9.65
Class I	$1,000.00	$1,020.67	$4.58

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.90% for Class B, 1.90% for Class C and 0.90% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS A		2009	2008[1]

Net asset value, beginning of period	$6.96	$8.77	$10.00

Income from investment operations
Net investment income	0.03	0.08	0.03
Net realized and unrealized gains or losses on investments	0.44	(1.82)	(1.26)

Total from investment operations	0.47	(1.74)	(1.23)

Distributions to shareholders from
Net investment income	(0.08)	(0.07)	0

Net asset value, end of period	$7.35	$6.96	$8.77

Total return[2]	6.72%	(19.78)%	(12.30)%

Ratios and supplemental data
Net assets, end of period (thousands)	$665	$533	$604
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[3]	1.15%	1.15%[3]
Expenses excluding waivers/reimbursements and expense reductions	2.97%[3]	4.10%	5.03%[3]
Net investment income	0.75%[3]	1.22%	0.69%[3]
Portfolio turnover rate	25%	45%	23%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS B		2009	2008[1]

Net asset value, beginning of period	$6.96	$8.75	$10.00

Income from investment operations
Net investment income (loss)	0	0.03	0
Net realized and unrealized gains or losses on investments	0.44	(1.82)	(1.25)

Total from investment operations	0.44	(1.79)	(1.25)

Distributions to shareholders from
Net investment income	(0.03)	0 [2]	0

Net asset value, end of period	$7.37	$6.96	$8.75

Total return[3]	6.30%	(20.40)%	(12.50)%

Ratios and supplemental data
Net assets, end of period (thousands)	$422	$381	$455
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.90%[4]	1.90%	1.90%[4]
Expenses excluding waivers/reimbursements and expense reductions	3.72%[4]	4.85%	5.78%[4]
Net investment income (loss)	0.03%[4]	0.47%	(0.07)%[4]
Portfolio turnover rate	25%	45%	23%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS C		2009	2008[1]

Net asset value, beginning of period	$6.94	$8.75	$10.00

Income from investment operations
Net investment income (loss)	0	0.03	0
Net realized and unrealized gains or losses on investments	0.43	(1.81)	(1.25)

Total from investment operations	0.43	(1.78)	(1.25)

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	0

Net asset value, end of period	$7.35	$6.94	$8.75

Total return[2]	6.25%	(20.33)%	(12.50)%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,024	$1,043	$942
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.90%[3]	1.90%	1.90%[3]
Expenses excluding waivers/reimbursements and expense reductions	3.72%[3]	4.85%	5.78%[3]
Net investment income (loss)	0.02%[3]	0.48%	(0.06)%[3]
Portfolio turnover rate	25%	45%	23%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS I		2009	2008[1]

Net asset value, beginning of period	$6.97	$8.79	$10.00

Income from investment operations
Net investment income	0.04	0.09	0.05
Net realized and unrealized gains or losses on investments	0.44	(1.82)	(1.26)

Total from investment operations	0.48	(1.73)	(1.21)

Distributions to shareholders from
Net investment income	(0.10)	(0.09)	0

Net asset value, end of period	$7.35	$6.97	$8.79

Total return	6.79%	(19.61)%	(12.10)%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,866	$2,809	$3,149
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%[2]	0.90%	0.90%[2]
Expenses excluding waivers/reimbursements and expense reductions	2.72%[2]	3.85%	4.78%[2]
Net investment income	1.04%[2]	1.47%	0.93%[2]
Portfolio turnover rate	25%	45%	23%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 12.2%
Hotels, Restaurants & Leisure 1.9%
McDonald’s Corp.	1,540	$96,142

Media 1.9%
Viacom, Inc., Class B *	3,315	96,599

Specialty Retail 6.2%
Gap, Inc.	5,625	107,325
Home Depot, Inc.	3,320	92,993
Ross Stores, Inc.	2,310	106,098

		306,416

Textiles, Apparel & Luxury Goods 2.2%
Nike, Inc., Class B	1,710	109,013

CONSUMER STAPLES 10.0%
Food Products 7.9%
Archer Daniels Midland Co.	2,885	86,464
General Mills, Inc.	1,485	105,895
Kellogg Co.	2,055	111,833
Kraft Foods, Inc., Class A	3,170	87,682

		391,874

Household Products 2.1%
Procter & Gamble Co.	1,710	105,251

ENERGY 8.7%
Energy Equipment & Services 1.7%
Noble Corp.	2,075	83,664

Oil, Gas & Consumable Fuels 7.0%
Chevron Corp.	1,185	85,462
ConocoPhillips	1,625	78,000
Exxon Mobil Corp.	1,290	83,115
Occidental Petroleum Corp.	1,300	101,842

		348,419

FINANCIALS 12.9%
Capital Markets 3.5%
Goldman Sachs Group, Inc.	580	86,258
State Street Corp	2,000	85,760

		172,018

Consumer Finance 1.6%
Discover Financial Services	6,015	82,285

Diversified Consumer Services 1.9%
JPMorgan Chase & Co	2,495	97,155

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.9%
ACE, Ltd.	2,080	$102,482
PartnerRe, Ltd.	1,395	104,053
Unum Group	4,385	85,814

		292,349

HEALTH CARE 15.6%
Biotechnology 1.7%
Amgen, Inc. *	1,415	82,749

Health Care Equipment & Supplies 3.9%
Baxter International, Inc.	1,630	93,872
Covidien plc	2,040	103,142

		197,014

Health Care Providers & Services 1.9%
McKesson Corp.	1,600	94,112

Pharmaceuticals 8.1%
Bristol-Myers Squibb Co.	4,115	100,242
Johnson & Johnson	1,535	96,490
Pfizer, Inc.	4,870	90,874
Watson Pharmaceuticals, Inc. *	2,960	113,575

		401,181

INDUSTRIALS 10.1%
Aerospace & Defense 2.2%
United Technologies Corp	1,595	107,630

Industrial Conglomerates 4.1%
3M Co.	1,270	102,222
Tyco International, Ltd	2,815	99,736

		201,958

Machinery 3.8%
Bucyrus International, Inc.	1,855	97,165
Flowserve Corp.	1,040	93,777

		190,942

INFORMATION TECHNOLOGY 21.9%
Communications Equipment 2.0%
Cisco Systems, Inc. *	4,435	99,654

Computers & Peripherals 4.2%
Hewlett-Packard Co.	2,065	97,200
International Business Machines Corp.	900	110,151

		207,351

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment, Instruments & Components 2.0%
Agilent Technologies, Inc. *	3,500	$98,105

IT Services 3.9%
Accenture plc, Class A	2,390	97,966
Hewitt Associates, Inc., Class A *	2,445	96,529

		194,495

Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	4,880	94,672
Texas Instruments, Inc.	3,855	86,737

		181,409

Software 6.2%
BMC Software, Inc. *	2,620	101,237
CA, Inc.	4,575	100,833
Microsoft Corp	3,880	109,338

		311,408

MATERIALS 3.6%
Chemicals 2.0%
Praxair, Inc.	1,355	102,059

Containers & Packaging 1.6%
Sealed Air Corp.	3,900	77,376

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
CenturyTel, Inc.	2,912	99,037

Total Common Stocks (cost $4,889,769)		4,827,665

SHORT-TERM INVESTMENTS 2.2%
MUTUAL FUND SHARES 2.2%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø (cost $112,125)	112,125	112,125

Total Investments (cost $5,001,894) 99.2%		4,939,790
Other Assets and Liabilities 0.8%		38,011

Net Assets 100.0%		$4,977,801

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
Ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

The following table shows the percentage of long-term investments by sector as of January 31, 2010:

Information Technology	22.6%
Health Care	16.1%
Financials	13.3%
Consumer Discretionary	12.6%
Industrials	10.4%
Consumer Staples	10.3%
Energy	8.9%
Materials	3.7%
Telecommunication Services	2.1%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $4,889,769)	$4,827,665
Investments in affiliated issuers, at value (cost $112,125)	112,125

Total investments	4,939,790
Dividends receivable	4,593
Receivable from investment advisor	549
Prepaid expenses and other assets	42,667

Total assets	4,987,599

Liabilities
Distribution Plan expenses payable	134
Due to other related parties	278
Printing and postage expenses payable	5,219
Registration and filing fees payable	875
Accrued expenses and other liabilities	3,292

Total liabilities	9,798

Net assets	$4,977,801

Net assets represented by
Paid-in capital	$6,401,695
Overdistributed net investment income	(2,027)
Accumulated net realized losses on investments	(1,359,763)
Net unrealized losses on investments	(62,104)

Total net assets	$4,977,801

Net assets consists of
Class A	$664,938
Class B	422,046
Class C	1,024,364
Class I	2,866,453

Total net assets	$4,977,801

Shares outstanding (unlimited number of shares authorized)
Class A	90,476
Class B	57,250
Class C	139,437
Class I	389,779

Net asset value per share
Class A	$7.35
Class A — Offering price (based on sales charge of 5.75%)	$7.80
Class B	$7.37
Class C	$7.35
Class I	$7.35

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $84)	$48,212
Income from affiliated issuers	31

Total investment income	48,243

Expenses
Advisory fee	15,496
Distribution Plan expenses
Class A	742
Class B	2,051
Class C	5,140
Administrative services fee	2,499
Transfer agent fees	445
Trustees’ fees and expenses	208
Printing and postage expenses	9,043
Custodian and accounting fees	1,860
Registration and filing fees	25,800
Professional fees	12,383
Other	389

Total expenses	76,056
Less: Fee waivers and expense reimbursements	(45,596)

Net expenses	30,460

Net investment income	17,783

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(100,761)
Net change in unrealized gains or losses on securities in unaffiliated issuers	395,145

Net realized and unrealized gains or losses on investments	294,384

Net increase in net assets resulting from operations	$312,167

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009

Operations
Net investment income		$17,783		$48,768
Net realized losses on investments		(100,761)		(1,072,281)
Net change in unrealized gains or losses on investments		395,145		40,375

Net increase (decrease) in net assets resulting from operations		312,167		(983,138)

Distributions to shareholders from
Net investment income
Class A		(6,268)		(4,731)
Class B		(1,587)		(232)
Class C		(3,291)		(3,725)
Class I		(37,916)		(31,646)

Total distributions to shareholders		(49,062)		(40,334)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	18,083	137,840	20,752	130,862
Class B	3,057	23,426	4,692	29,784
Class C	5,986	45,069	70,173	463,937
Class I	2,200	16,843	62,267	408,385

		223,178		1,032,968

Net asset value of shares issued in reinvestment of distributions
Class A	215	1,612	207	1,316
Class B	14	107	3	18
Class C	231	1,737	287	1,823
Class I	607	4,561	139	881

		8,017		4,038

Payment for shares redeemed
Class A	(4,423)	(33,902)	(13,164)	(83,430)
Class B	(584)	(4,468)	(1,892)	(12,055)
Class C	(17,126)	(123,625)	(27,721)	(181,554)
Class I	(15,900)	(121,027)	(17,777)	(118,620)

		(283,022)		(395,659)

Net increase (decrease) in net assets resulting from capital share transactions		(51,827)		641,347

Total increase (decrease) in net assets		211,278		(382,125)
Net assets
Beginning of period		4,766,523		5,148,648

End of period		$4,977,801		$4,766,523

Undistributed (overdistributed) net investment income		$(2,027)		$29,252

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Golden Large Cap Core Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years since the commencement of operations.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

Golden Capital Management, LLC (“Golden Capital”) is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund. Wachovia Alternative Strategies, Inc., an affiliate of EIMC and a subsidiary of Wells Fargo, owns an approximately 45% minority interest in Golden Capital.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $15,496 and reimbursed other expenses in the amount of $30,100.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended January 31, 2010, EIS received $444 from the sale of Class A shares and $148 in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,199,463 and $1,352,202, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$4,827,665	$0	$0	$4,827,665
Short-term investments	112,125	0	0	112,125

	$4,939,790	$0	$0	$4,939,790

Further details on the major security types listed above can be found in the Schedule of Investments.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $5,029,508. The gross unrealized appreciation and depreciation on securities based on tax cost was $220,675 and $310,393, respectively, with a net unrealized depreciation of $89,718.

As of July 31, 2009, the Fund had $362,157 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2009, the Fund incurred and elected to defer post-October losses of $869,693.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended January 31, 2010, the Fund had no borrowings under this agreement.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

10. NEW ACCOUNTING PRONOUCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

11. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Large Cap Core Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Large Cap Core Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Golden Capital Management, LLC (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Golden Large Cap Core Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

24

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

25

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

26

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the S&P 500 Index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund had recently commenced operations and had a relatively short track record of performance that limited their ability to draw meaningful conclusions about the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

28

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee due in large part to a voluntary fee waiver by EIMC, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive. The Trustees also considered the management fee the Fund would have paid absent the voluntary fee waiver.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

120966 581819 rv2 03/2010

Evergreen Golden Mid Cap Core Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Golden Mid Cap Core Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

2

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the Golden Fund management teams pursued strategies based on each Fund’s objective. Evergreen Golden Large Cap Core Fund sought undervalued large cap companies likely to meet or exceed earnings expectations. Evergreen Golden Mid Cap Core Fund sought undervalued, mid-cap companies similar to those found in the Russell Midcap Index. Evergreen Golden Core Opportunities Fund sought undervalued stocks of small to mid cap companies similar to those found in the Russell 2500 Index.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Golden Capital Management, LLC

Portfolio Manager:

John R. Campbell, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/17/2007

	Class A	Class B	Class C	Class I
Class inception date	12/17/2007	12/17/2007	12/17/2007	12/17/2007

Nasdaq symbol	EGMAX	EGMBX	EGMCX	EGMIX

6-month return with sales charge	2.53%	3.39%	7.39%	N/A

6-month return w/o sales charge	8.82%	8.39%	8.39%	9.03%

Average annual return*

1-year with sales charge	25.28%	27.14%	31.14%	N/A

1-year w/o sales charge	32.87%	32.14%	32.14%	33.57%

Since portfolio inception	-15.32%	-14.68%	-13.44%	-12.66%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Effective January 29, 2010 the Fund is closed to new investors.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Golden Mid Cap Core Fund Class A shares versus a similar investment in the Russell Midcap Index (Russell Midcap) and the Consumer Price Index (CPI).

The Russell Midcap is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Since the fund tends to invest in a smaller number of stocks than many similar mutual funds, changes in the value of individual stocks may have a larger impact on its net asset value than such fluctuations would if the fund were more broadly invested.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,088.18	$ 6.58
Class B	$1,000.00	$1,083.95	$10.51
Class C	$1,000.00	$1,083.95	$10.51
Class I	$1,000.00	$1,090.33	$ 5.27
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.90	$ 6.36
Class B	$1,000.00	$1,015.12	$10.16
Class C	$1,000.00	$1,015.12	$10.16
Class I	$1,000.00	$1,020.16	$ 5.09

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C and 1.00% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS A		2009	2008[1]

Net asset value, beginning of period	$6.85	$9.02	$10.00

Income from investment operations
Net investment income	0.01	0.03	0
Net realized and unrealized gains or losses on investments	0.59	(2.20)	(0.98)

Total from investment operations	0.60	(2.17)	(0.98)

Distributions to shareholders from
Net investment income	(0.01)	0	0

Net asset value, end of period	$7.44	$6.85	$9.02

Total return[2]	8.82%	(24.06)%	(9.80)%

Ratios and supplemental data
Net assets, end of period (thousands)	$602	$510	$542
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[3]	1.25%	1.25%[3]
Expenses excluding waivers/reimbursements and expense reductions	3.25%[3]	4.71%	5.16%[3]
Net investment income	0.20%[3]	0.48%	0.03%[3]
Portfolio turnover rate	13%	65%	24%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS B		2009	2008[1]

Net asset value, beginning of period	$6.79	$8.99	$10.00

Income from investment operations
Net investment loss	(0.02)	(0.02)	(0.04)
Net realized and unrealized gains or losses on investments	0.59	(2.18)	(0.97)

Total from investment operations	0.57	(2.20)	(1.01)

Net asset value, end of period	$7.36	$6.79	$8.99

Total return[2]	8.39%	(24.47)%	(10.10)%

Ratios and supplemental data
Net assets, end of period (thousands)	$393	$347	$466
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.00%[3]	2.00%	2.00%[3]
Expenses excluding waivers/reimbursements and expense reductions	4.00%[3]	5.46%	5.91%[3]
Net investment loss	(0.54)%[3]	(0.29)%	(0.71)%[3]
Portfolio turnover rate	13%	65%	24%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS C		2009	2008[1]

Net asset value, beginning of period	$6.79	$8.99	$10.00

Income from investment operations
Net investment loss	(0.04)	(0.01)[2]	(0.04)
Net realized and unrealized gains or losses on investments	0.61	(2.19)	(0.97)

Total from investment operations	0.57	(2.20)	(1.01)

Net asset value, end of period	$7.36	$6.79	$8.99

Total return[3]	8.39%	(24.47)%	(10.10)%

Ratios and supplemental data
Net assets, end of period (thousands)	$536	$730	$453
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.00%[4]	2.00%	2.00%[4]
Expenses excluding waivers/reimbursements and expense reductions	4.00%[4]	5.46%	5.91%[4]
Net investment loss	(0.54)%[4]	(0.22)%	(0.71)%[4]
Portfolio turnover rate	13%	65%	24%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS I		2009	2008[1]

Net asset value, beginning of period	$6.86	$9.03	$10.00

Income from investment operations
Net investment income	0.02	0.05	0.02
Net realized and unrealized gains or losses on investments	0.60	(2.20)	(0.99)

Total from investment operations	0.62	(2.15)	(0.97)

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	0

Net asset value, end of period	$7.45	$6.86	$9.03

Total return	9.03%	(23.80)%	(9.70)%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,620	$2,495	$3,209
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%[2]	1.00%	1.00%[2]
Expenses excluding waivers/reimbursements and expense reductions	3.00%[2]	4.46%	4.91%[2]
Net investment income	0.46%[2]	0.72%	0.28%[2]
Portfolio turnover rate	13%	65%	24%

1	For the period from December 17, 2007 (commencement of class operations), to July 31, 2008.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 96.2%
CONSUMER DISCRETIONARY 11.6%
Leisure Equipment & Products 2.1%
Hasbro, Inc.	2,795	$85,387

Multiline Retail 2.1%
Big Lots, Inc. *	3,115	88,497

Specialty Retail 2.7%
TJX Cos.	2,895	110,039

Textiles, Apparel & Luxury Goods 4.7%
Polo Ralph Lauren Corp.	1,250	102,500
Wolverine World Wide, Inc.	3,555	94,030

		196,530

CONSUMER STAPLES 9.2%
Food Products 6.8%
ConAgra Foods, Inc.	4,505	102,443
H.J. Heinz Co.	1,825	79,625
Sara Lee Corp.	8,315	100,944

		283,012

Household Products 2.4%
Clorox Co.	1,640	97,039

ENERGY 5.3%
Energy Equipment & Services 5.3%
Cameron International Corp. *	3,220	121,265
Noble Corp.	2,495	100,599

		221,864

FINANCIALS 15.2%
Capital Markets 5.0%
Ameriprise Financial, Inc.	2,620	100,189
TD Ameritrade Holding Corp. *	6,040	107,270

		207,459

Insurance 4.8%
PartnerRe, Ltd.	1,385	103,307
Unum Group	4,910	96,089

		199,396

Real Estate Investment Trusts (REITs) 5.4%
Digital Realty Trust, Inc.	2,440	117,120
Dupont Fabros Technology, Inc.	6,435	106,950

		224,070

HEALTH CARE 11.9%
Health Care Equipment & Supplies 2.1%
C.R. Bard, Inc.	1,030	85,377

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 4.6%
Laboratory Corporation of America Holdings *	1,160	$82,476
Universal Health Services, Inc., Class B	3,780	110,225

		192,701

Life Sciences Tools & Services 2.3%
Life Technologies Corp. *	1,950	96,934

Pharmaceuticals 2.9%
Watson Pharmaceuticals, Inc. *	3,100	118,947

INDUSTRIALS 12.1%
Aerospace & Defense 2.5%
L-3 Communications Holdings, Inc.	1,235	102,925

Construction & Engineering 5.0%
Foster Wheeler AG *	3,680	102,966
KBR, Inc.	5,550	103,952

		206,918

Electrical Equipment 2.0%
GrafTech International, Ltd. *	6,700	84,152

Machinery 2.6%
Pall Corp.	3,110	107,201

INFORMATION TECHNOLOGY 16.8%
Communications Equipment 2.4%
Harris Corp.	2,305	98,931

Electronic Equipment, Instruments & Components 2.4%
Jabil Circuit, Inc.	6,775	98,102

IT Services 2.3%
Amdocs, Ltd. *	3,300	94,347

Semiconductors & Semiconductor Equipment 2.3%
Xilinx, Inc.	4,055	95,617

Software 7.4%
Adobe Systems, Inc. *	3,160	102,068
BMC Software, Inc. *	2,850	110,124
CA, Inc.	4,365	96,204

		308,396

MATERIALS 7.1%
Chemicals 5.0%
FMC Corp.	2,125	108,247
Olin Corp.	5,930	97,845

		206,092

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 2.1%
Pactiv Corp. *	3,865	$87,156

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
CenturyTel, Inc.	3,468	117,947

UTILITIES 4.2%
Multi-Utilities 4.2%
MDU Resources Group, Inc.	3,920	86,318
Sempra Energy	1,750	88,813

		175,131

Total Common Stocks (cost $3,718,567)		3,990,167

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional Money Market Fund, Class I, 0.01% ø q (cost $121,554)	121,554	121,554

Total Investments (cost $3,840,121) 99.1%		4,111,721
Other Assets and Liabilities 0.9%		39,125

Net Assets 100.0%		$4,150,846

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Information Technology	17.4%
Financials	15.8%
Industrials	12.6%
Health Care	12.4%
Consumer Discretionary	12.0%
Consumer Staples	9.5%
Materials	7.3%
Energy	5.6%
Utilities	4.4%
Telecommunication Services	3.0%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $3,718,567)	$3,990,167
Investments in affiliated issuers, at value (cost $121,554)	121,554

Total investments	4,111,721
Dividends receivable	3,276
Receivable for Fund shares sold	194
Receivable from investment advisor	500
Prepaid expenses and other assets	46,187

Total assets	4,161,878

Liabilities
Distribution Plan expenses payable	90
Due to other related parties	476
Trustees’ fees and expenses payable	994
Printing and postage expenses payable	5,312
Registration and filing fees payable	1,036
Accrued expenses and other liabilities	3,124

Total liabilities	11,032

Net assets	$4,150,846

Net assets represented by
Paid-in capital	$5,405,612
Overdistributed net investment income	(1,457)
Accumulated net realized losses on investments	(1,524,909)
Net unrealized gains on investments	271,600

Total net assets	$4,150,846

Net assets consists of
Class A	$602,150
Class B	392,779
Class C	536,322
Class I	2,619,595

Total net assets	$4,150,846

Shares outstanding (unlimited number of shares authorized)
Class A	80,880
Class B	53,360
Class C	72,866
Class I	351,515

Net asset value per share
Class A	$7.44
Class A — Offering price (based on sales charge of 5.75%)	$7.89
Class B	$7.36
Class C	$7.36
Class I	$7.45

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends	$31,850
Income from affiliated issuers	35

Total investment income	31,885

Expenses
Advisory fee	14,205
Distribution Plan expenses
Class A	703
Class B	1,917
Class C	3,820
Administrative services fee	2,185
Transfer agent fees	1,097
Trustees’ fees and expenses	797
Printing and postage expenses	7,450
Custodian and accounting fees	1,657
Registration and filing fees	26,308
Professional fees	11,109
Other	902

Total expenses	72,150
Less: Fee waivers and expense reimbursements	(43,816)

Net expenses	28,334

Net investment income	3,551

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(527)
Net change in unrealized gains or losses on securities in unaffiliated issuers	371,596

Net realized and unrealized gains or losses on investments	371,069

Net increase in net assets resulting from operations	$374,620

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2010		Year Ended
	(unaudited)		July 31, 2009

Operations
Net investment income		$3,551		$16,825
Net realized losses on investments		(527)		(1,355,538)
Net change in unrealized gains or losses on investments		371,596		227,447

Net increase (decrease) in net assets resulting from operations		374,620		(1,111,266)

Distributions to shareholders from
Net investment income
Class A		(1,029)		0
Class I		(10,514)		(6,418)

Total distributions to shareholders		(11,543)		(6,418)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	14,191	107,814	14,853	90,905
Class B	2,227	16,685	777	5,838
Class C	9,188	69,606	59,942	380,732
Class I	0	0	16,121	124,599

		194,105		602,074

Net asset value of shares issued in reinvestment of distributions
Class A	39	296	0	0
Class I	7	50	63	363

		346		363

Payment for shares redeemed
Class A	(7,709)	(57,517)	(546)	(3,207)
Class B	0	0	(1,484)	(8,478)
Class C	(43,828)	(339,373)	(2,809)	(16,059)
Class I	(12,002)	(91,361)	(7,899)	(45,538)

		(488,251)		(73,282)

Net increase (decrease) in net assets resulting from capital share transactions		(293,800)		529,155

Total increase (decrease) in net assets		69,277		(588,529)
Net assets
Beginning of period		4,081,569		4,670,098

End of period		$4,150,846		$4,081,569

Undistributed (overdistributed) net investment income		$(1,457)		$6,535

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Golden Mid Cap Core Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective after the close of business on January 29, 2010, shares of the Fund are no longer available for purchase by new shareholders. During the year ended January 31, 2010, the Fund offered Class A, Class B, Class C and Class I shares. Class A shares were sold with a front-end sales charge. However, Class A share investments of $1 million or more were not subject to a front-end sales charge, but were subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares were available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund were exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares were sold without a front-end sales charge, but were subject to a contingent deferred sales charge that was payable upon redemption and decreased depending on how long the shares have been held. Class C shares were sold without a front-end sales charge, but were subject to a contingent deferred sales charge that was payable upon redemption within one year. Class I shares were sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years since the commencement of operations.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.65% and declining to 0.55% as average daily net assets increase. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Golden Capital Management, LLC (“Golden Capital”) is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund. Wachovia Alternative Strategies, Inc., an affiliate of EIMC and a subsidiary of Wells Fargo, owns an approximately 45% minority interest in Golden Capital.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $14,205 and reimbursed other expenses in the amount of $29,611.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010. Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended January 31, 2010, EIS received $194 from the sale of Class A shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $521,102 and $878,707, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$3,990,167	$0	$0	$3,990,167
Short-term investments	121,554	0	0	121,554

	$4,111,721	$0	$0	$4,111,721

Further details on the major security types listed above can be found in the Schedule of Investments.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $3,843,702. The gross unrealized appreciation and depreciation on securities based on tax cost was $440,909 and $172,890, respectively, with a net unrealized appreciation of $268,019.

As of July 31, 2009, the Fund had $410,881 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2009, the Fund incurred and elected to defer post-October losses of $1,109,920.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended January 31, 2010, the Fund had no borrowings.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

10. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

11. SUBSEQUENT EVENT

On December 30, 2009, the Fund’s Board of Trustees approved the liquidation of the Fund which took place on April 1, 2010.

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Golden Capital Management, LLC (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Golden Mid Cap Core Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

23

ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds,

24

ADDITIONAL INFORMATION (unaudited) continued

their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team

26

ADDITIONAL INFORMATION (unaudited) continued

and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the Russell Midcap Index, and had performed in the fourth quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund had recently commenced operations and had a relatively short track record of performance that limited their ability to draw meaningful conclusions about the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did

27

ADDITIONAL INFORMATION (unaudited) continued

not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee due in large part to a voluntary fee waiver by EIMC, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive. The Trustees also considered the management fee the Fund would have paid absent the voluntary fee waiver.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

120967 581820 rv2 03/2010

Evergreen Intrinsic Value Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Intrinsic Value Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

1

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the management team of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced and fundamentally sound corporations. The portfolio manager of Evergreen Disciplined Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities. The manager of Evergreen Enhanced S&P 500® Fund used a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment, and quality. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and implementation costs. Management of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The management of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the management of Evergreen Fundamental Mid Cap Value Fund emphasized mid-sized companies selling at what the management believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the management of Evergreen Special Values Fund focused on higher-quality companies believed to have reasonable prices and strong balance sheets, and the management of Evergreen Small Cap Value Fund sought to invest in small companies of sound quality at attractive prices.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can

2

LETTER TO SHAREHOLDERS continued

help avoid missing potential periods of strong recovery.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Metropolitan West Capital Management, LLC

Portfolio Managers:

Howard Gleicher, CFA; Gary W. Lisenbee; David M. Graham; Jeffrey Peck

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/1/2006

	Class A	Class B	Class C	Class I
Class inception date	8/1/2006	8/1/2006	8/1/2006	8/1/2006

Nasdaq symbol	EIVAX	EIVBX	EIVCX	EIVIX

6-month return with sales charge	2.92%	3.81%	7.69%	N/A

6-month return w/o sales charge	9.20%	8.81%	8.69%	9.35%

Average annual return*

1-year with sales charge	30.07%	32.03%	35.88%	N/A

1-year w/o sales charge	38.00%	37.03%	36.88%	38.27%

Since portfolio inception	-2.21%	-2.05%	-1.26%	-0.31%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Intrinsic Value Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Since the fund tends to invest in a smaller number of stocks than many similar mutual funds, changes in the value of individual stocks may have a larger impact on its net asset value than such fluctuations would if the fund were more broadly invested.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,091.96	$5.54
Class B	$1,000.00	$1,088.10	$9.58
Class C	$1,000.00	$1,086.90	$9.57
Class I	$1,000.00	$1,093.51	$4.33
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.91	$5.35
Class B	$1,000.00	$1,016.03	$9.25
Class C	$1,000.00	$1,016.03	$9.25
Class I	$1,000.00	$1,021.07	$4.18

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.05% for Class A, 1.82% for Class B, 1.82% for Class C and 0.82% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS A		2009	2008	2007[1]

Net asset value, beginning of period	$8.48	$10.19	$11.53	$10.00

Income from investment operations
Net investment income	0.04	0.10	0.09	0.07
Net realized and unrealized gains or losses on investments	0.74	(1.71)	(0.96)	1.49

Total from investment operations	0.78	(1.61)	(0.87)	1.56

Distributions to shareholders from
Net investment income	(0.05)	(0.04)	(0.05)	(0.03)
Net realized gains	0	(0.06)	(0.42)	0

Total distributions to shareholders	(0.05)	(0.10)	(0.47)	(0.03)

Net asset value, end of period	$9.21	$8.48	$10.19	$11.53

Total return[2]	9.20%	(15.62)%	(7.89)%	15.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$103,488	$90,382	$88,456	$81,087
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.05%[3]	1.14%	1.11%	1.21%
Expenses excluding waivers/reimbursements and expense reductions	1.05%[3]	1.15%	1.12%	1.33%
Net investment income	1.01%[3]	1.62%	0.96%	1.14%
Portfolio turnover rate	16%	23%	26%	91%

1	Class A commenced operations on August 1, 2006.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS B		2009	2008	2007[1]

Net asset value, beginning of period	$8.40	$10.11	$11.48	$10.00

Income from investment operations
Net investment income	0.01 [2]	0.07 [2]	0.02	0.02
Net realized and unrealized gains or losses on investments	0.73	(1.72)	(0.97)	1.47

Total from investment operations	0.74	(1.65)	(0.95)	1.49

Distributions to shareholders from
Net investment income	0	0	0	(0.01)
Net realized gains	0	(0.06)	(0.42)	0

Total distributions to shareholders	0	(0.06)	(0.42)	(0.01)

Net asset value, end of period	$9.14	$8.40	$10.11	$11.48

Total return[3]	8.81%	(16.22)%	(8.58)%	14.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,390	$10,014	$18,248	$24,084
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.82%[4]	1.90%	1.90%	1.97%
Expenses excluding waivers/reimbursements and expense reductions	1.82%[4]	1.91%	1.91%	2.09%
Net investment income	0.25%[4]	0.84%	0.15%	0.44%
Portfolio turnover rate	16%	23%	26%	91%

1	Class B commenced operations on August 1, 2006.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS C		2009	2008	2007[1]

Net asset value, beginning of period	$8.40	$10.11	$11.48	$10.00

Income from investment operations
Net investment income	0.01 [2]	0.06	0.01	0.02
Net realized and unrealized gains or losses on investments	0.72	(1.71)	(0.96)	1.47

Total from investment operations	0.73	(1.65)	(0.95)	1.49

Distributions to shareholders from
Net investment income	0	0	0	(0.01)
Net realized gains	0	(0.06)	(0.42)	0

Total distributions to shareholders	0	(0.06)	(0.42)	(0.01)

Net asset value, end of period	$9.13	$8.40	$10.11	$11.48

Total return[3]	8.69%	(16.22)%	(8.58)%	14.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,763	$20,396	$22,369	$19,640
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.82%[4]	1.91%	1.90%	1.98%
Expenses excluding waivers/reimbursements and expense reductions	1.82%[4]	1.92%	1.91%	2.10%
Net investment income	0.24%[4]	0.84%	0.18%	0.31%
Portfolio turnover rate	16%	23%	26%	91%

1	Class C commenced operations on August 1, 2006.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS I		2009	2008	2007[1]

Net asset value, beginning of period	$8.51	$10.22	$11.55	$10.00

Income from investment operations
Net investment income	0.05 [2]	0.12	0.14 [2]	0.10
Net realized and unrealized gains or losses on investments	0.75	(1.72)	(0.98)	1.48

Total from investment operations	0.80	(1.60)	(0.84)	1.58

Distributions to shareholders from
Net investment income	(0.08)	(0.05)	(0.07)	(0.03)
Net realized gains	0	(0.06)	(0.42)	0

Total distributions to shareholders	(0.08)	(0.11)	(0.49)	(0.03)

Net asset value, end of period	$9.23	$8.51	$10.22	$11.55

Total return	9.35%	(15.44)%	(7.66)%	15.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$954,704	$348,093	$299,456	$61,469
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%[3]	0.91%	0.88%	0.99%
Expenses excluding waivers/reimbursements and expense reductions	0.82%[3]	0.92%	0.89%	1.11%
Net investment income	1.16%[3]	1.86%	1.25%	1.18%
Portfolio turnover rate	16%	23%	26%	91%

1	Class I commenced operations on August 1, 2006.
2	Per share amount is based on average shares outstanding during the period.
3	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 10.8%
Auto Components 1.8%
Gentex Corp.	1,049,100	$20,111,247

Media 2.1%
Time Warner, Inc.	781,000	21,438,450
Warner Music Group Corp. *	177,700	858,291

		22,296,741

Multiline Retail 1.7%
J.C. Penney Co., Inc.	750,000	18,622,500

Specialty Retail 2.7%
Home Depot, Inc.	1,040,000	29,130,400

Textiles, Apparel & Luxury Goods 2.5%
Polo Ralph Lauren Corp.	334,000	27,388,000

CONSUMER STAPLES 16.9%
Beverages 2.6%
Diageo plc, ADR	417,000	28,018,230

Food & Staples Retailing 2.0%
Safeway, Inc.	988,000	22,180,600

Food Products 10.0%
ConAgra Foods, Inc.	1,310,000	29,789,400
Hershey Co.	670,000	24,408,100
Kellogg Co.	559,000	30,420,780
Unilever NV	818,000	25,014,440

		109,632,720

Personal Products 2.3%
L’Oreal Co., ADR	1,194,000	25,074,000

ENERGY 4.0%
Energy Equipment & Services 1.7%
Weatherford International, Ltd. *	1,191,000	18,674,880

Oil, Gas & Consumable Fuels 2.3%
ConocoPhillips	530,000	25,440,000

FINANCIALS 14.5%
Capital Markets 1.5%
Charles Schwab Corp.	890,000	16,278,100

Commercial Banks 8.3%
Banco Santander SA, ADR	1,450,000	20,416,000
East West Bancorp, Inc.	243,470	4,000,212
M&T Bank Corp. ρ	330,000	24,337,500
Mitsubishi UFJ Financial Group, Inc., ADS	4,162,000	21,351,060
Zions Bancorp ρ	1,050,000	19,918,500

		90,023,272

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 4.2%
Bank of America Corp.	1,129,000	$17,138,220
JPMorgan Chase & Co.	750,000	29,205,000

		46,343,220

Insurance 0.5%
AFLAC, Inc.	108,340	5,246,906

HEALTH CARE 7.3%
Health Care Equipment & Supplies 5.3%
Baxter International, Inc.	537,000	30,925,830
Hospira, Inc. *	523,000	26,484,720

		57,410,550

Pharmaceuticals 2.0%
Eli Lilly & Co.	617,000	21,718,400

INDUSTRIALS 9.8%
Aerospace & Defense 5.4%
Boeing Co. ρ	453,000	27,451,800
Northrop Grumman Corp.	550,000	31,130,000

		58,581,800

Machinery 4.4%
Deere & Co.	525,000	26,223,750
SPX Corp.	409,000	22,265,960

		48,489,710

INFORMATION TECHNOLOGY 21.1%
Computers & Peripherals 9.9%
Apple, Inc. *	212,000	40,729,440
EMC Corp. *	1,870,000	31,172,900
International Business Machines Corp.	295,000	36,105,050

		108,007,390

Electronic Equipment, Instruments & Components 1.5%
Molex, Inc., Class A	933,500	16,457,605

Semiconductors & Semiconductor Equipment 2.1%
Texas Instruments, Inc.	1,051,000	23,647,500

Software 7.6%
Adobe Systems, Inc. *	830,000	26,809,000
Intuit, Inc. *	730,000	21,615,300
Oracle Corp.	1,485,000	34,244,100

		82,668,400

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 2.6%
Chemicals 2.6%
Air Products & Chemicals, Inc.	370,000	$28,105,200

TELECOMMUNICATION SERVICES 2.3%
Wireless Telecommunication Services 2.3%
Vodafone Group plc, ADR	1,160,000	24,893,600

UTILITIES 7.0%
Electric Utilities 2.5%
FPL Group, Inc.	555,000	27,061,800

Gas Utilities 1.8%
Questar Corp.	489,764	20,315,411

Multi-Utilities 2.7%
Dominion Resources, Inc.	782,000	29,293,720

Total Common Stocks (cost $1,048,587,016)		1,051,111,902

CONVERTIBLE PREFERRED STOCKS 0.7%
FINANCIALS 0.7%
Commercial Banks 0.7%
East West Bancorp, Inc., 8.00% + ☐ (cost $4,517,000)	4,517	8,209,557

PREFERRED STOCKS 0.7%
FINANCIALS 0.7%
Diversified Financial Services 0.7%
Bank of America Corp., 10.00% (cost $7,285,321)	477,000	7,202,700

PRIVATE PLACEMENT 0.4%
Financials 0.4%
East West Bancorp, Inc. + ☐ (cost $2,367,504)	261,892	4,302,886

SHORT-TERM INVESTMENTS 5.8%
MUTUAL FUND SHARES 5.8%
BlackRock Liquidity TempFund, Institutional Class, 0.10% q ρρ	18,954,789	18,954,789
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	25,093,024	25,093,024
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.13% q ρρ	18,805,838	18,805,838

Total Short-Term Investments (cost $62,853,651)		62,853,651

Total Investments (cost $1,125,610,492) 103.9%		1,133,680,696
Other Assets and Liabilities (3.9%)		(42,334,959)

Net Assets 100.0%		$1,091,345,737

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Information Technology	21.5%
Consumer Staples	17.3%
Financials	16.6%
Consumer Discretionary	11.0%
Industrials	10.0%
Health Care	7.4%
Utilities	7.2%
Energy	4.1%
Materials	2.6%
Telecommunication Services	2.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $1,100,517,468) including $38,681,414 of securities loaned	$1,108,587,672
Investments in affiliated issuers, at value (cost $25,093,024)	25,093,024

Total investments	1,133,680,696
Segregated cash	1,848
Receivable for securities sold	7,972,966
Dividends receivable	1,676,414
Receivable for Fund shares sold	1,283,101
Receivable for securities lending income	26,356
Prepaid expenses and other assets	260,687

Total assets	1,144,902,068

Liabilities
Payable for securities purchased	11,373,136
Payable for Fund shares redeemed	1,302,048
Payable for securities on loan	40,733,402
Advisory fee payable	55,681
Distribution Plan expenses payable	4,711
Due to other related parties	46,189
Accrued expenses and other liabilities	41,164

Total liabilities	53,556,331

Net assets	$1,091,345,737

Net assets represented by
Paid-in capital	$1,139,797,338
Undistributed net investment income	3,536,883
Accumulated net realized losses on investments	(60,058,688)
Net unrealized gains on investments	8,070,204

Total net assets	$1,091,345,737

Net assets consists of
Class A	$103,488,489
Class B	9,390,111
Class C	23,763,034
Class I	954,704,103

Total net assets	$1,091,345,737

Shares outstanding (unlimited number of shares authorized)
Class A	11,236,090
Class B	1,027,905
Class C	2,601,748
Class I	103,446,873

Net asset value per share
Class A	$9.21
Class A — Offering price (based on sales charge of 5.75%)	$9.77
Class B	$9.14
Class C	$9.13
Class I	$9.23

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $100,364)	$8,419,253
Securities lending	309,240
Income from affiliated issuers	12,415

Total investment income	8,740,908

Expenses
Advisory fee	2,698,382
Distribution Plan expenses
Class A	108,541
Class B	49,749
Class C	114,596
Administrative services fee	437,896
Transfer agent fees	221,266
Trustees’ fees and expenses	6,894
Printing and postage expenses	35,671
Custodian and accounting fees	106,625
Registration and filing fees	53,983
Professional fees	35,167
Other	3,282

Total expenses	3,872,052
Less: Expense reductions	(86)

Net expenses	3,871,966

Net investment income	4,868,942

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(14,206,792)
Net change in unrealized gains or losses on securities in unaffiliated issuers	66,362,443

Net realized and unrealized gains or losses on investments	52,155,651

Net increase in net assets resulting from operations	$57,024,593

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009

Operations
Net investment income		$4,868,942		$6,820,515
Net realized losses on investments		(14,206,792)		(45,640,089)
Net change in unrealized gains or losses on investments		66,362,443		(25,658,456)

Net increase (decrease) in net assets resulting from operations		57,024,593		(64,478,030)

Distributions to shareholders from
Net investment income
Class A		(525,147)		(496,227)
Class I		(7,617,773)		(1,920,931)
Net realized gains
Class A		0		(624,780)
Class B		0		(82,764)
Class C		0		(127,960)
Class I		0		(2,086,638)

Total distributions to shareholders		(8,142,920)		(5,339,300)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,851,599	17,292,192	9,481,734	71,961,800
Class B	18,961	169,930	146,775	1,122,131
Class C	384,915	3,487,963	1,033,587	7,827,988
Class I	69,405,673	631,236,524	26,024,833	202,409,140

		652,186,609		283,321,059

Net asset value of shares issued in reinvestment of distributions
Class A	45,196	417,607	115,847	814,875
Class B	0	0	11,211	77,017
Class C	0	0	16,357	112,370
Class I	722,959	6,687,368	408,592	2,887,224

		7,104,975		3,891,486

Automatic conversion of Class B shares to Class A shares
Class A	20,852	190,280	99,538	781,795
Class B	(21,084)	(190,280)	(100,283)	(781,795)

		0		0

Payment for shares redeemed
Class A	(1,337,050)	(12,160,463)	(7,722,224)	(54,112,559)
Class B	(162,150)	(1,465,895)	(669,833)	(5,531,660)
Class C	(211,793)	(1,922,471)	(833,996)	(5,943,548)
Class I	(7,577,564)	(70,164,992)	(14,847,713)	(111,449,200)

		(85,713,821)		(177,036,967)

Net increase in net assets resulting from capital share transactions		573,577,763		110,175,578

Total increase in net assets		622,459,436		40,358,248
Net assets
Beginning of period		468,886,301		428,528,053

End of period		$1,091,345,737		$468,886,301

Undistributed net investment income		$3,536,883		$6,810,861

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intrinsic Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

Metropolitan West Capital Management, LLC, an affiliate of EIMC and an indirect, majority-owned subsidiary of Wells Fargo, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class. Class A assets received from GMO Pelican Fund through a prior acquisition are not assessed a distribution fee.

For the six months ended January 31, 2010, EIS received $6,506 from the sale of Class A shares and $11,220 and $1,039 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $634,956,865 and $70,584,776, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$1,051,111,902	$0	$0	$1,051,111,902
Preferred stocks	0	15,412,257	0	15,412,257
Other	0	4,302,886	0	4,302,886
Short-term investments	62,853,651	0	0	62,853,651

	$1,113,965,553	$19,715,143	$0	$1,133,680,696

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended January 31, 2010, the Fund loaned securities to certain brokers and earned $309,240, net of $34,040 paid to Wachovia Global Securities Lending as the securities lending agent. At January 31, 2010, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $38,681,414 and $40,733,402, respectively.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $1,126,665,758. The gross unrealized appreciation and depreciation on securities based on tax cost was $66,510,069 and $59,495,131, respectively, with a net unrealized appreciation of $7,014,938.

As of July 31, 2009, the Fund had $16,421,385 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2009, the Fund incurred and elected to defer post-October losses of $28,163,438.

6 . INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

7 . EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8 . DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9 . FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended January 31, 2009, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

12. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Intrinsic Value Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Intrinsic Value Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Metropolitan West Capital Management, LLC (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Intrinsic Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

25

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

26

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with

27

ADDITIONAL INFORMATION (unaudited) continued

those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (inclu ding amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had slightly outperformed the Fund’s benchmark index, the Russell 1000 Value Index, and had performed in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC

29

ADDITIONAL INFORMATION (unaudited) continued

has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the Fund’s management fee was near the average and the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

120968 579104 rv3 03/2010

Evergreen Small Cap Value Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Small Cap Value Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

1

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the management team of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced and fundamentally sound corporations. The portfolio manager of Evergreen Disciplined Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities. The manager of Evergreen Enhanced S&P 500® Fund used a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment, and quality. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and implementation costs. Management of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The management of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the management of Evergreen Fundamental Mid Cap Value Fund emphasized mid-sized companies selling at what the management believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the management of Evergreen Special Values Fund focused on higher-quality companies believed to have reasonable prices and strong balance sheets, and the management of Evergreen Small Cap Value Fund sought to invest in small companies of sound quality at attractive prices.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can

2

LETTER TO SHAREHOLDERS continued

help avoid missing potential periods of strong recovery.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

James M. Tringas, CFA, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/30/1997

	Class A	Class B	Class C	Class I
Class inception date	7/31/1998	4/25/2003	4/25/2003	12/30/1997

Nasdaq symbol	ESKAX	ESKBX	ESKCX	ESKIX

6-month return with sales charge	5.63%	6.71%	10.71%	N/A

6-month return w/o sales charge	12.07%	11.71%	11.71%	12.32%

Average annual return*

1-year with sales charge	33.38%	35.39%	39.39%	N/A

1-year w/o sales charge	41.51%	40.39%	40.39%	41.86%

5-year	-2.98%	-2.73%	-2.56%	-1.56%

10-year	5.78%	6.02%	6.02%	6.73%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Small Cap Value Fund Class A shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Class A prior to 4/25/2003 is based on the performance of the Investor shares of the fund’s predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to its inception, on the Institutional shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A, 0.35% for Investor shares, and 1.00% for Classes B and C. Class I does not and Institutional shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class A would have been different.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

5

FUND AT A GLANCE continued

This section left intentionally blank

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2010, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,120.69	$10.21
Class B	$1,000.00	$1,117.08	$14.35
Class C	$1,000.00	$1,117.08	$14.35
Class I	$1,000.00	$1,123.23	$ 9.04
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,015.58	$ 9.70
Class B	$1,000.00	$1,011.64	$13.64
Class C	$1,000.00	$1,011.64	$13.64
Class I	$1,000.00	$1,016.69	$ 8.59

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.91% for Class A, 2.69% for Class B, 2.69% for Class C and 1.69% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2010
CLASS A	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.70	$17.06	$21.95	$24.12	$24.45	$20.94

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.01)[1]	0.02	(0.04)	(0.12)
Net realized and unrealized gains or losses on investments	1.07	(5.61)	(2.79)	3.37	0.99	5.04

Total from investment operations	1.05	(5.64)	(2.80)	3.39	0.95	4.92

Distributions to shareholders from
Net investment income	0	0 [2]	(0.09)	0	0	0
Net realized gains	0	(2.72)	(2.00)	(5.56)	(1.28)	(1.41)

Total distributions to shareholders	0	(2.72)	(2.09)	(5.56)	(1.28)	(1.41)

Net asset value, end of period	$9.75	$8.70	$17.06	$21.95	$24.12	$24.45

Total return[3]	12.07%	(27.18)%	(13.70)%	13.97%	4.12%	24.39%[4]

Ratios and supplemental data
Net assets, end of period (thousands)	$10,172	$20,147	$56,679	$85,292	$91,139	$100,763
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.91%[5]	1.83%	1.63%	1.47%	1.43%	1.53%
Expenses excluding waivers/reimbursements and expense reductions	1.91%[5]	1.83%	1.63%	1.47%	1.43%	1.53%
Net investment income (loss)	(0.43)%[5]	(0.29)%	(0.05)%	0.07%	(0.11)%	(0.59)%
Portfolio turnover rate	25%	138%	49%	23%	42%	56%

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Total return increased 0.16% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.
5	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2010
CLASS B	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.37	$16.71	$21.60	$23.97	$24.48	$21.11

Income from investment operations
Net investment loss	(0.05)[1]	(0.09)	(0.15)[1]	(0.13)	(0.24)	(0.22)
Net realized and unrealized gains or losses on investments	1.03	(5.53)	(2.74)	3.32	1.01	5.00

Total from investment operations	0.98	(5.62)	(2.89)	3.19	0.77	4.78

Distributions to shareholders from
Net realized gains	0	(2.72)	(2.00)	(5.56)	(1.28)	(1.41)

Net asset value, end of period	$9.35	$8.37	$16.71	$21.60	$23.97	$24.48

Total return[2]	11.71%	(27.76)%	(14.36)%	13.16%	3.35%	23.49%[3]

Ratios and supplemental data
Net assets, end of period (thousands)	$3,101	$3,369	$6,637	$9,601	$10,178	$11,086
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.69%[4]	2.60%	2.38%	2.22%	2.18%	2.24%
Expenses excluding waivers/reimbursements and expense reductions	2.69%[4]	2.60%	2.38%	2.22%	2.18%	2.24%
Net investment loss	(1.17)%[4]	(1.06)%	(0.80)%	(0.68)%	(0.86)%	(1.29)%
Portfolio turnover rate	25%	138%	49%	23%	42%	56%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2010
CLASS C	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.37	$16.73	$21.61	$23.99	$24.50	$21.12

Income from investment operations
Net investment loss	(0.05)[1]	(0.09)[1]	(0.15)[1]	(0.16)	(0.26)	(0.20)
Net realized and unrealized gains or losses on investments	1.04	(5.55)	(2.73)	3.34	1.03	4.99

Total from investment operations	0.99	(5.64)	(2.88)	3.18	0.77	4.79

Distributions to shareholders from
Net realized gains	0	(2.72)	(2.00)	(5.56)	(1.28)	(1.41)

Net asset value, end of period	$9.36	$8.37	$16.73	$21.61	$23.99	$24.50

Total return[2]	11.71%	(27.84)%	(14.30)%	13.11%	3.35%	23.53%[3]

Ratios and supplemental data
Net assets, end of period (thousands)	$3,353	$3,692	$6,047	$9,075	$10,188	$11,976
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.69%[4]	2.61%	2.38%	2.22%	2.18%	2.24%
Expenses excluding waivers/reimbursements and expense reductions	2.69%[4]	2.61%	2.38%	2.22%	2.18%	2.24%
Net investment loss	(1.17)%[4]	(1.09)%	(0.80)%	(0.68)%	(0.86)%	(1.30)%
Portfolio turnover rate	25%	138%	49%	23%	42%	56%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.
4	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2010
CLASS I	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.22	$17.77	$22.81	$24.81	$25.05	$21.36

Income from investment operations
Net investment income (loss)	(0.01)[1]	0 [1]	0.04 [1]	0.10 [1]	0.03	(0.07)
Net realized and unrealized gains or losses on investments	1.15	(5.82)	(2.90)	3.46	1.01	5.17

Total from investment operations	1.14	(5.82)	(2.86)	3.56	1.04	5.10

Distributions to shareholders from
Net investment income	(0.04)	(0.01)	(0.18)	0	0	0
Net realized gains	0	(2.72)	(2.00)	(5.56)	(1.28)	(1.41)

Total distributions to shareholders	(0.04)	(2.73)	(2.18)	(5.56)	(1.28)	(1.41)

Net asset value, end of period	$10.32	$9.22	$17.77	$22.81	$24.81	$25.05

Total return	12.32%	(27.07)%	(13.48)%	14.30%	4.39%	24.76%[2]

Ratios and supplemental data
Net assets, end of period (thousands)	$19,986	$24,266	$51,962	$104,898	$348,269	$335,601
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%[3]	1.59%	1.37%	1.20%	1.18%	1.24%
Expenses excluding waivers/reimbursements and expense reductions	1.69%[3]	1.59%	1.37%	1.20%	1.18%	1.24%
Net investment income (loss)	(0.14)%[3]	(0.05)%	0.19%	0.39%	0.14%	(0.30)%
Portfolio turnover rate	25%	138%	49%	23%	42%	56%

1	Per share amount is based on average shares outstanding during the period.
2	Total return increased 0.14% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.
3	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 15.7%
Auto Components 1.1%
Modine Manufacturing Co. *	43,730	$415,872

Diversified Consumer Services 1.4%
Hillenbrand, Inc.	28,552	523,929

Hotels, Restaurants & Leisure 4.6%
Denny’s Corp. *	105,360	254,971
DineEquity, Inc. * ρ	8,200	186,468
Ruby Tuesday, Inc. *	51,164	353,543
Wendy’s/Arby’s Group, Inc.	189,160	872,028

		1,667,010

Household Durables 3.4%
Blyth, Inc.	22,922	643,879
Cavco Industries, Inc. *	8,294	297,257
Dixie Group, Inc. * +	21,693	51,196
Ethan Allen Interiors, Inc.	2,472	35,819
Furniture Brands International, Inc. *	42,984	221,797

		1,249,948

Internet & Catalog Retail 0.3%
HSN, Inc. *	5,059	96,829

Media 1.1%
A. H. Belo Corp., Ser. A *	37,993	232,138
Journal Communications, Inc., Class A	47,108	165,820

		397,958

Specialty Retail 2.4%
A.C. Moore Arts & Crafts, Inc. *	13,188	36,926
Christopher & Banks Corp.	18,811	125,093
Genesco, Inc. *	22,414	528,522
Men’s Wearhouse, Inc.	6,758	136,174
Zale Corp. * ρ	18,298	39,890

		866,605

Textiles, Apparel & Luxury Goods 1.4%
Delta Apparel Co. *	12,529	159,369
Kenneth Cole Productions, Inc., Class A *	28,275	289,536
Maidenform Brands, Inc. *	4,331	64,749

		513,654

CONSUMER STAPLES 5.7%
Food & Staples Retailing 2.3%
Casey’s General Stores, Inc.	23,646	725,459
Winn-Dixie Stores, Inc. *	12,713	128,783

		854,242

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.0%
American Italian Pasta Co., Class A *	15,979	$547,440
B&G Foods, Inc., Class A	5,715	51,321
Seneca Foods Corp., Class A *	4,319	116,613

		715,374

Household Products 0.8%
Spectrum Brands, Inc. *	5,104	148,016
WD-40 Co.	4,814	148,127

		296,143

Personal Products 0.6%
Prestige Brands Holdings, Inc. *	26,622	206,853

ENERGY 5.0%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc. *	14,521	486,744
Cal Dive International, Inc. *	31,917	224,695
Global Industries, Ltd. *	19,777	137,846

		849,285

Oil, Gas & Consumable Fuels 2.7%
BioFuel Energy Corp. *	29,019	89,379
Mariner Energy, Inc. *	23,081	333,520
Stone Energy Corp. *	11,118	177,221
Whiting Petroleum Corp. *	5,594	372,337

		972,457

FINANCIALS 23.7%
Capital Markets 3.0%
Deerfield Capital Corp. *	10,623	55,665
Investment Technology Group, Inc. *	18,123	371,521
Knight Capital Group, Inc., Class A *	17,528	274,138
Kohlberg Capital Corp.	32,378	139,225
Virtus Investment Partners, Inc. *	2,302	37,684
Westwood Holdings Group, Inc. +	6,051	218,744

		1,096,977

Commercial Banks 12.7%
BancorpSouth, Inc.	22,152	506,838
CapitalSource, Inc.	32,128	153,893
F.N.B. Corp.	10,448	74,076
First Citizens Bancshares, Inc., Class A	11,279	1,891,601
IBERIABANK Corp.	9,872	527,560
Old National Bancorp	15,957	192,122

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Sterling Bancshares, Inc.	55,349	$282,833
UMB Financial Corp.	25,868	1,022,045

		4,650,968

Insurance 6.3%
Endurance Specialty Holdings, Ltd.	13,317	479,678
Stewart Information Services Corp.	40,318	413,663
Validus Holdings, Ltd.	30,762	815,193
Willis Group Holdings plc	23,308	611,369

		2,319,903

Thrifts & Mortgage Finance 1.7%
NewAlliance Bancshares, Inc.	49,321	574,096
Provident New York Bancorp	5,799	47,262

		621,358

HEALTH CARE 1.2%
Health Care Providers & Services 0.7%
AMN Healthcare Services, Inc. *	18,911	164,526
Pharmerica Corp. *	6,562	106,829

		271,355

Life Sciences Tools & Services 0.5%
Cambrex Corp. *	33,635	180,956

INDUSTRIALS 18.0%
Aerospace & Defense 0.6%
GenCorp, Inc. ρ *	40,183	225,025

Building Products 1.5%
Quanex Building Products Corp.	33,702	541,928

Commercial Services & Supplies 4.3%
ACCO Brands Corp. *	65,709	505,959
Courier Corp.	14,993	209,602
Viad Corp.	44,284	873,724

		1,589,285

Construction & Engineering 0.1%
Pike Electric Corp.	2,462	21,469

Electrical Equipment 1.0%
Belden, Inc.	5,588	127,574
Franklin Electric Co., Inc.	9,146	238,070

		365,644

Industrial Conglomerates 0.3%
Tredegar Corp.	6,427	103,989

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 6.1%
Commercial Vehicle Group, Inc. *	17,460	$83,633
Kadant, Inc. * +	34,331	522,518
Mueller Industries, Inc.	66,728	1,640,842

		2,246,993

Marine 0.1%
Horizon Lines, Inc., Class A	8,049	38,152

Professional Services 2.8%
Heidrick & Struggles International, Inc.	28,839	733,376
Korn/Ferry International *	18,382	272,053

		1,005,429

Road & Rail 1.2%
Arkansas Best Corp.	20,038	451,657

INFORMATION TECHNOLOGY 16.8%
Communications Equipment 1.6%
CommScope, Inc. *	11,054	300,779
Harris Stratex Networks, Inc., Class A *	18,725	134,633
NETGEAR, Inc. *	5,862	120,992
Sycamore Networks, Inc.	2,032	39,400

		595,804

Computers & Peripherals 5.8%
Adaptec, Inc. *	108,560	330,022
Electronics for Imaging, Inc. *	10,594	122,785
Imation Corp. *	96,701	864,507
Quantum Corp. *	311,943	798,574

		2,115,888

Electronic Equipment, Instruments & Components 3.2%
AVX Corp.	25,601	304,140
Benchmark Electronics, Inc. *	6,840	124,625
Coherent, Inc. *	4,952	146,975
Orbotech, Ltd. *	35,649	322,980
Technitrol, Inc.	62,603	280,461

		1,179,181

Semiconductors & Semiconductor Equipment 5.9%
ANADIGICS, Inc. *	9,535	34,517
ATMI, Inc. *	25,265	423,947
Cabot Microelectronics Corp. *	10,321	362,783
DSP Group, Inc. *	36,263	249,852
Entegris, Inc.	8,320	30,285
Exar Corp. *	54,298	381,715
Lattice Semiconductor Corp. *	171,777	444,902

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Standard Microsystems Corp. *	9,170	$182,942
Zoran Corp. *	3,623	39,744

		2,150,687

Software 0.3%
ACI Worldwide, Inc. *	6,999	112,054

MATERIALS 7.0%
Chemicals 2.0%
A. Schulman, Inc.	16,299	367,053
American Pacific Corp. * +	17,076	122,947
Arch Chemicals, Inc.	5,447	152,298
Innospec, Inc.	5,135	50,066
Kraton Performance Polymers, Inc. *	2,890	39,738

		732,102

Construction Materials 0.4%
Eagle Materials, Inc.	6,548	149,360

Metals & Mining 0.3%
Aurizon Mines, Ltd.	29,200	106,872

Paper & Forest Products 4.3%
Clearwater Paper Corp. *	4,135	202,326
Glatfelter	26,945	371,841
Neenah Paper, Inc.	39,836	554,517
Schweitzer-Mauduit International, Inc.	6,020	452,945
Wausau Paper Corp.	193	1,702

		1,583,331

UTILITIES 4.7%
Electric Utilities 4.7%
Allete, Inc.	38,057	1,191,184
El Paso Electric Co. *	28,188	542,619

		1,733,803

Total Common Stocks (cost $27,955,063)		35,816,329

SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
BlackRock Liquidity TempFund, Institutional Class, 0.10% ρρ q	251,054	251,054
Evergreen Institutional Money Market Fund, Class I, 0.01% ρρ q ø	739,669	739,669
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.13% ρρ q	249,059	249,059

Total Short-Term Investments (cost $1,239,782)		1,239,782

Total Investments (cost $29,194,845) 101.2%		37,056,111
Other Assets and Liabilities (1.2%)		(443,801)

Net Assets 100.0%		$36,612,310

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Financials	24.2%
Industrials	18.4%
Information Technology	17.2%
Consumer Discretionary	16.0%
Materials	7.2%
Consumer Staples	5.8%
Energy	5.1%
Utilities	4.8%
Health Care	1.3%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $28,455,176) including $398,800 of securities loaned	$36,316,442
Investments in affiliated issuers, at value (cost $739,669)	739,669

Total investments	37,056,111
Receivable for securities sold	383,340
Receivable for Fund shares sold	10,356
Dividends receivable	31,904
Receivable for securities lending income	40
Prepaid expenses and other assets	33,568

Total assets	37,515,319

Liabilities
Payable for securities purchased	282,109
Payable for Fund shares redeemed	44,208
Payable for securities on loan	539,459
Advisory fee payable	2,748
Distribution Plan expenses payable	750
Due to other related parties	2,446
Accrued expenses and other liabilities	31,289

Total liabilities	903,009

Net assets	$36,612,310

Net assets represented by
Paid-in capital	$71,071,544
Overdistributed net investment loss	(170,713)
Accumulated net realized losses on investments	(42,149,787)
Net unrealized gains on investments	7,861,266

Total net assets	$36,612,310

Net assets consists of
Class A	$10,172,383
Class B	3,100,586
Class C	3,352,974
Class I	19,986,367

Total net assets	$36,612,310

Shares outstanding (unlimited number of shares authorized)
Class A	1,042,878
Class B	331,682
Class C	358,411
Class I	1,937,369

Net asset value per share
Class A	$9.75
Class A — Offering price (based on sales charge of 5.75%)	$10.34
Class B	$9.35
Class C	$9.36
Class I	$10.32

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $133)	$333,044
Securities lending	1,380
Income from affiliated issuers	551

Total investment income	334,975

Expenses
Advisory fee	198,654
Distribution Plan expenses
Class A	19,168
Class B	17,123
Class C	18,948
Administrative services fee	22,073
Transfer agent fees	84,420
Trustees’ fees and expenses	613
Printing and postage expenses	14,664
Custodian and accounting fees	8,895
Registration and filing fees	24,977
Professional fees	12,481
Interest expense	603
Other	2,668

Total expenses	425,287

Net investment loss	(90,312)

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	7,245,276
Net change in unrealized gains or losses on securities in unaffiliated issuers	(978,755)

Net realized and unrealized gains or losses on investments	6,266,521

Net increase in net assets resulting from operations	$6,176,209

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2010		Year Ended
	(unaudited)		July 31, 2009

Operations
Net investment loss		$(90,312)		$(188,085)
Net realized gains or losses on investments		7,245,276		(47,053,676)
Net change in unrealized gains or losses on investments		(978,755)		5,302,655

Net increase (decrease) in net assets resulting from operations		6,176,209		(41,939,106)

Distributions to shareholders from
Net investment income
Class A		0		(4,754)
Class I		(70,126)		(46,206)
Net realized gains
Class A		0		(8,511,946)
Class B		0		(975,480)
Class C		0		(1,092,762)
Class I		0		(8,480,698)

Total distributions to shareholders		(70,126)		(19,111,846)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	94,843	914,784	713,815	6,196,825
Class B	4,956	44,639	55,646	520,404
Class C	19,898	183,972	157,777	1,560,152
Class I	116,726	1,194,673	1,358,867	17,076,546

		2,338,068		25,353,927

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	1,244,889	7,905,632
Class B	0	0	147,780	907,368
Class C	0	0	132,899	816,000
Class I	6,778	69,677	999,151	6,729,299

		69,677		16,358,299

Automatic conversion of Class B shares to Class A shares
Class A	3,174	30,533	10,972	117,635
Class B	(3,302)	(30,533)	(11,311)	(117,635)

		0		0

Payment for shares redeemed
Class A	(1,372,125)	(13,339,914)	(2,974,079)	(23,758,073)
Class B	(72,555)	(679,702)	(186,607)	(1,636,860)
Class C	(102,437)	(956,355)	(211,271)	(1,729,641)
Class I	(817,862)	(8,400,584)	(2,650,063)	(23,386,282)

		(23,376,555)		(50,510,856)

Net decrease in net assets resulting from capital share transactions		(20,968,810)		(8,798,630)

Total decrease in net assets		(14,862,727)		(69,849,582)
Net assets
Beginning of period		51,475,037		121,324,619

End of period		$36,612,310		$51,475,037

Overdistributed net investment loss		$(170,713)		$(10,275)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Small Cap Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended January 31, 2010, EIS received $720 from the sale of Class A shares and $2,927 in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $10,466,832 and $30,452,361, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$35,816,329	$0	$0	$35,816,329
Short-term investments	1,239,782	0	0	1,239,782

	$37,056,111	$0	$0	$37,056,111

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended January 31, 2010, the Fund loaned securities to certain brokers and earned $1,380, net of $152 paid to Wachovia Global Securities Lending as the securities lending agent. At January 31, 2010, the value of securities on loan and the total value of collateral received for securities loaned amounted to $398,800 and $539,459, respectively.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $29,445,389. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,417,338 and $806,616, respectively, with a net unrealized appreciation of $7,610,722.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2009, the Fund incurred and elected to defer post-October losses of $49,286,296.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata.

During the six months ended January 31, 2010, the Fund had average borrowings outstanding of $41,020 (on an annualized basis) at an average rate of 1.47% and paid interest of $603.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain nonagency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

10. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Special Small Cap Value Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Special Small Cap Value Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Small Cap Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

28

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

29

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

30

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research

31

ADDITIONAL INFORMATION (unaudited) continued

capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Russell 2000 Value Index, and had performed in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted the remedial measures that Evergreen had undertaken with regard to the Fund, including the termination of J.L. Kaplan Associates, LLC, a sub-adviser to the Fund, in January 2009, and the appointment of James M. Tringas as portfolio manager of the Fund. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the Fund’s relative underperformance were at least sufficient to allow the Trustees to continue the Fund’s advisory agreement.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative

32

ADDITIONAL INFORMATION (unaudited) continued

underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee. They noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

120969 569091 rv7 03/2010

Evergreen Special Values Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
31	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Special Values Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the management team of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced and fundamentally sound corporations. The portfolio manager of Evergreen Disciplined Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities. The manager of Evergreen Enhanced S&P 500® Fund used a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment, and quality. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and implementation costs. Management of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The management of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the management of Evergreen Fundamental Mid Cap Value Fund emphasized mid-sized companies selling at what the management believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the management of Evergreen Special Values Fund focused on higher-quality companies believed to have reasonable prices and strong balance sheets, and the management of Evergreen Small Cap Value Fund sought to invest in small companies of sound quality at attractive prices.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

James M. Tringas, CFA, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/7/1993

	Class A	Class B	Class C	Class I	Class R
Class inception date	5/7/1993	3/26/1999	12/12/2000	7/23/1996	10/10/2003

Nasdaq symbol	ESPAX	ESPBX	ESPCX	ESPIX	ESPRX

6-month return with sales charge	5.62%	6.69%	10.65%	N/A	N/A

6-month return w/o sales charge	12.08%	11.69%	11.65%	12.24%	12.00%

Average annual return*

1-year with sales charge	35.60%	37.91%	41.84%	N/A	N/A

1-year w/o sales charge	43.91%	42.91%	42.84%	44.38%	43.57%

5-year	0.46%	0.66%	0.89%	1.92%	1.41%

10-year	7.79%	7.64%	7.72%	8.72%	8.28%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Special Values Fund Class A shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Classes A, B, C and I prior to 6/17/2002 are based on the performance of Classes A, B, C and Y of the fund’s predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

FUND AT A GLANCE continued

This section left intentionally blank

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,120.85	$7.54
Class B	$1,000.00	$1,116.94	$11.53
Class C	$1,000.00	$1,116.54	$11.52
Class I	$1,000.00	$1,122.36	$6.10
Class R	$1,000.00	$1,119.97	$8.87
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.10	$7.17
Class B	$1,000.00	$1,014.32	$10.97
Class C	$1,000.00	$1,014.32	$10.97
Class I	$1,000.00	$1,019.46	$5.80
Class R	$1,000.00	$1,016.84	$8.44

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.41% for Class A, 2.16% for Class B, 2.16% for Class C, 1.14% for Class I and 1.66% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.51	$18.78	$27.25	$28.55	$30.03	$25.16

Income from investment operations
Net investment income	0.01	0.11	0.15	0.30	0.07	0.35
Net realized and unrealized gains or losses on investments	1.86	(3.19)	(3.83)	3.43	1.95	5.87

Total from investment operations	1.87	(3.08)	(3.68)	3.73	2.02	6.22

Distributions to shareholders from
Net investment income	(0.06)	(0.19)	(0.27)	(0.10)	(0.21)	(0.18)
Net realized gains	0	0 [1]	(4.52)	(4.93)	(3.29)	(1.17)

Total distributions to shareholders	(0.06)	(0.19)	(4.79)	(5.03)	(3.50)	(1.35)

Net asset value, end of period	$17.32	$15.51	$18.78	$27.25	$28.55	$30.03

Total return[2]	12.08%	(16.17)%	(15.22)%	13.30%	7.82%	25.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$466,514	$442,973	$598,656	$959,305	$923,225	$1,161,899
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.41%[3]	1.33%	1.31%	1.31%	1.31%	1.35%
Expenses excluding waivers/reimbursements and expense reductions	1.44%[3]	1.43%	1.36%	1.32%	1.34%	1.40%
Net investment income	0.13%[3]	0.69%	0.73%	1.07%	0.33%	1.36%
Portfolio turnover rate	17%	43%	48%	45%	49%	42%

1	Amount represents less than $0.005 per share.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.88	$17.92	$26.17	$27.69	$29.25	$24.54

Income from investment operations
Net investment income (loss)	(0.05)[1]	0 [1]	0 [1]	0.08	(0.13)	0.15
Net realized and unrealized gains or losses on investments	1.79	(3.02)	(3.67)	3.33	1.86	5.73

Total from investment operations	1.74	(3.02)	(3.67)	3.41	1.73	5.88

Distributions to shareholders from
Net investment income	0	(0.02)	(0.06)	0	0	0
Net realized gains	0	0 [2]	(4.52)	(4.93)	(3.29)	(1.17)

Total distributions to shareholders	0	(0.02)	(4.58)	(4.93)	(3.29)	(1.17)

Net asset value, end of period	$16.62	$14.88	$17.92	$26.17	$27.69	$29.25

Total return[3]	11.69%	(16.83)%	(15.80)%	12.46%	6.94%	24.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$35,569	$41,008	$91,049	$163,723	$179,710	$211,594
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.16%[4]	2.07%	2.06%	2.06%	2.06%	2.06%
Expenses excluding waivers/reimbursements and expense reductions	2.19%[4]	2.17%	2.11%	2.07%	2.09%	2.11%
Net investment income (loss)	(0.62)%[4]	0.01%	(0.02)%	0.30%	(0.42)%	0.62%
Portfolio turnover rate	17%	43%	48%	45%	49%	42%

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.93	$17.98	$26.24	$27.75	$29.30	$24.61

Income from investment operations
Net investment income (loss)	(0.05)[1]	0 [1]	0 [1]	0.09	(0.12)	0.19
Net realized and unrealized gains or losses on investments	1.79	(3.03)	(3.69)	3.33	1.86	5.70

Total from investment operations	1.74	(3.03)	(3.69)	3.42	1.74	5.89

Distributions to shareholders from
Net investment income	0	(0.02)	(0.05)	0	0	(0.03)
Net realized gains	0	0 [2]	(4.52)	(4.93)	(3.29)	(1.17)

Total distributions to shareholders	0	(0.02)	(4.57)	(4.93)	(3.29)	(1.20)

Net asset value, end of period	$16.67	$14.93	$17.98	$26.24	$27.75	$29.30

Total return[3]	11.65%	(16.79)%	(15.86)%	12.48%	6.97%	24.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,176	$38,744	$61,307	$131,213	$137,808	$151,718
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.16%[4]	2.07%	2.06%	2.06%	2.06%	2.07%
Expenses excluding waivers/reimbursements and expense reductions	2.19%[4]	2.17%	2.11%	2.07%	2.09%	2.12%
Net investment income (loss)	(0.62)%[4]	(0.03)%	(0.02)%	0.31%	(0.42)%	0.63%
Portfolio turnover rate	17%	43%	48%	45%	49%	42%

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.63	$18.95	$27.46	$28.73	$30.20	$25.28

Income from investment operations
Net investment income	0.03 [1]	0.16	0.21	0.37	0.15	0.44
Net realized and unrealized gains or losses on investments	1.88	(3.23)	(3.87)	3.47	1.94	5.90

Total from investment operations	1.91	(3.07)	(3.66)	3.84	2.09	6.34

Distributions to shareholders from
Net investment income	(0.10)	(0.25)	(0.33)	(0.18)	(0.27)	(0.25)
Net realized gains	0	0 [2]	(4.52)	(4.93)	(3.29)	(1.17)

Total distributions to shareholders	(0.10)	(0.25)	(4.85)	(5.11)	(3.56)	(1.42)

Net asset value, end of period	$17.44	$15.63	$18.95	$27.46	$28.73	$30.20

Total return	12.24%	(15.96)%	(15.00)%	13.62%	8.05%	25.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$283,639	$525,865	$722,786	$1,067,452	$1,072,390	$1,069,191
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.14%[3]	1.08%	1.06%	1.06%	1.06%	1.06%
Expenses excluding waivers/reimbursements and expense reductions	1.17%[3]	1.18%	1.11%	1.07%	1.09%	1.11%
Net investment income	0.38%[3]	0.95%	0.98%	1.32%	0.58%	1.64%
Portfolio turnover rate	17%	43%	48%	45%	49%	42%

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS R		2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.37	$18.60	$27.02	$28.36	$29.89	$25.12

Income from investment operations
Net investment income (loss)	(0.01)	0.04	0.09	0.24	0.03 [1]	0.32
Net realized and unrealized gains or losses on investments	1.85	(3.12)	(3.78)	3.39	1.89	5.83

Total from investment operations	1.84	(3.08)	(3.69)	3.63	1.92	6.15

Distributions to shareholders from
Net investment income	(0.02)	(0.15)	(0.21)	(0.04)	(0.16)	(0.21)
Net realized gains	0	0 [2]	(4.52)	(4.93)	(3.29)	(1.17)

Total distributions to shareholders	(0.02)	(0.15)	(4.73)	(4.97)	(3.45)	(1.38)

Net asset value, end of period	$17.19	$15.37	$18.60	$27.02	$28.36	$29.89

Total return	12.00%	(16.44)%	(15.35)%	13.01%	7.50%	25.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,003	$3,633	$5,479	$7,732	$6,990	$5,928
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.66%[3]	1.58%	1.56%	1.56%	1.56%	1.57%
Expenses excluding waivers/reimbursements and expense reductions	1.69%[3]	1.68%	1.61%	1.57%	1.59%	1.62%
Net investment income (loss)	(0.12)%[3]	0.47%	0.48%	0.83%	0.09%	1.11%
Portfolio turnover rate	17%	43%	48%	45%	49%	42%

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 15.7%
Auto Components 1.1%
Modine Manufacturing Co. *	995,020	$9,462,640

Diversified Consumer Services 1.4%
Hillenbrand, Inc.	648,277	11,895,883

Hotels, Restaurants & Leisure 4.6%
Denny’s Corp. *	2,392,900	5,790,818
DineEquity, Inc. * ρ	186,798	4,247,786
Ruby Tuesday, Inc. *	1,160,458	8,018,765
Wendy’s/Arby’s Group, Inc.	4,289,192	19,773,175

		37,830,544

Household Durables 3.5%
Blyth, Inc. ρ	522,423	14,674,862
Cavco Industries, Inc. *	192,212	6,888,878
Dixie Group, Inc. * +	652,747	1,540,483
Ethan Allen Interiors, Inc. ρ	56,300	815,787
Furniture Brands International, Inc. *	994,400	5,131,104

		29,051,114

Internet & Catalog Retail 0.3%
HSN, Inc. *	115,092	2,202,861

Media 1.1%
A. H. Belo Corp., Ser. A *	871,856	5,327,040
Journal Communications, Inc., Class A	1,075,414	3,785,457

		9,112,497

Specialty Retail 2.4%
A.C. Moore Arts & Crafts, Inc. *	308,700	864,360
Christopher & Banks Corp.	428,202	2,847,543
Genesco, Inc. *	510,322	12,033,393
Men’s Wearhouse, Inc.	154,000	3,103,100
Zale Corp. *	416,393	907,737

		19,756,133

Textiles, Apparel & Luxury Goods 1.3%
Delta Apparel Co. *	236,810	3,012,223
Kenneth Cole Productions, Inc., Class A *	651,131	6,667,582
Maidenform Brands, Inc. *	99,400	1,486,030

		11,165,835

CONSUMER STAPLES 5.7%
Food & Staples Retailing 2.3%
Casey’s General Stores, Inc. ρ	537,999	16,505,809
Winn-Dixie Stores, Inc. *	289,600	2,933,648

		19,439,457

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.0%
American Italian Pasta Co., Class A *	362,637	$12,423,944
B&G Foods, Inc., Class A	130,072	1,168,046
Seneca Foods Corp., Class A *	102,400	2,764,800

		16,356,790

Household Products 0.8%
Spectrum Brands, Inc. *	118,900	3,448,100
WD-40 Co.	111,136	3,419,655

		6,867,755

Personal Products 0.6%
Prestige Brands Holdings, Inc. *	611,126	4,748,449

ENERGY 5.0%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc. * ρ	329,572	11,047,254
Cal Dive International, Inc. *	728,500	5,128,640
Global Industries, Ltd. * ρ	449,952	3,136,165

		19,312,059

Oil, Gas & Consumable Fuels 2.7%
BioFuel Energy Corp. * ρ	661,630	2,037,821
Mariner Energy, Inc. *	525,674	7,595,989
Stone Energy Corp. *	252,939	4,031,848
Whiting Petroleum Corp. *	127,581	8,491,791

		22,157,449

FINANCIALS 24.0%
Capital Markets 3.0%
Deerfield Capital Corp. *	242,962	1,273,121
Investment Technology Group, Inc. *	405,558	8,313,939
Knight Capital Group, Inc., Class A * ρ	401,994	6,287,186
Kohlberg Capital Corp. ρ	751,490	3,231,407
Virtus Investment Partners, Inc. ρ *	52,357	857,084
Westwood Holdings Group, Inc. +	137,820	4,982,193

		24,944,930

Commercial Banks 12.9%
BancorpSouth, Inc. ρ	504,673	11,546,918
CapitalSource, Inc.	707,500	3,388,925
F.N.B. Corp.	242,493	1,719,275
First Citizens Bancshares, Inc., Class A	260,689	43,720,152
IBERIABANK Corp. ρ	224,622	12,003,800
Old National Bancorp	361,600	4,353,664
Sterling Bancshares, Inc.	1,262,100	6,449,331
UMB Financial Corp.	588,039	23,233,421

		106,415,486

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 6.4%
Endurance Specialty Holdings, Ltd.	303,722	$10,940,066
Stewart Information Services Corp. ρ	949,307	9,739,890
Validus Holdings, Ltd.	696,563	18,458,920
Willis Group Holdings plc	530,977	13,927,527

		53,066,403

Thrifts & Mortgage Finance 1.7%
NewAlliance Bancshares, Inc. ρ	1,123,714	13,080,031
Provident New York Bancorp	132,400	1,079,060

		14,159,091

HEALTH CARE 1.2%
Health Care Providers & Services 0.7%
AMN Healthcare Services, Inc. *	433,049	3,767,526
Pharmerica Corp. *	140,700	2,290,596

		6,058,122

Life Sciences Tools & Services 0.5%
Cambrex Corp. *	771,310	4,149,648

INDUSTRIALS 18.5%
Aerospace & Defense 0.6%
GenCorp, Inc. *	915,240	5,125,344

Building Products 1.5%
Quanex Building Products Corp.	767,658	12,343,941

Commercial Services & Supplies 4.4%
ACCO Brands Corp. *	1,495,598	11,516,104
Courier Corp.	373,361	5,219,587
Viad Corp.	1,006,590	19,860,021

		36,595,712

Construction & Engineering 0.1%
Pike Electric Corp. *	56,400	491,808

Electrical Equipment 1.0%
Belden, Inc.	127,286	2,905,939
Franklin Electric Co., Inc.	208,528	5,427,984

		8,333,923

Industrial Conglomerates 0.3%
Tredegar Corp.	148,800	2,407,584

Machinery 6.5%
Commercial Vehicle Group, Inc. *	399,900	1,915,521
Kadant, Inc. * +	866,945	13,194,903
Mueller Industries, Inc.	1,566,357	38,516,719

		53,627,143

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Marine 0.1%
Horizon Lines, Inc., Class A	183,500	$869,790

Professional Services 2.8%
Heidrick & Struggles International, Inc.	657,319	16,715,622
Korn/Ferry International *	417,999	6,186,385

		22,902,007

Road & Rail 1.2%
Arkansas Best Corp. ρ	452,885	10,208,028

INFORMATION TECHNOLOGY 16.9%
Communications Equipment 1.6%
CommScope, Inc. *	251,800	6,851,478
Harris Stratex Networks, Inc., Class A *	424,900	3,055,031
NETGEAR, Inc. *	126,075	2,602,188
Sycamore Networks, Inc.	47,840	927,618

		13,436,315

Computers & Peripherals 5.8%
Adaptec, Inc. *	2,492,217	7,576,339
Electronics for Imaging, Inc. *	235,083	2,724,612
Imation Corp. *	2,206,584	19,726,861
Quantum Corp. *	7,109,891	18,201,321

		48,229,133

Electronic Equipment, Instruments & Components 3.3%
AVX Corp.	584,547	6,944,418
Benchmark Electronics, Inc. *	155,913	2,840,735
Coherent, Inc. *	112,509	3,339,267
Orbotech, Ltd. *	815,094	7,384,752
Technitrol, Inc. ρ	1,424,000	6,379,520

		26,888,692

Semiconductors & Semiconductor Equipment 5.9%
ANADIGICS, Inc. *	213,518	772,935
ATMI, Inc. *	577,397	9,688,722
Cabot Microelectronics Corp. *	235,836	8,289,636
DSP Group, Inc. *	820,680	5,654,485
Entegris, Inc. *	189,700	690,508
Exar Corp. * ρ	1,229,365	8,642,436
Lattice Semiconductor Corp. *	3,911,861	10,131,720
Standard Microsystems Corp. *	208,112	4,151,834
Zoran Corp. *	82,600	906,122

		48,928,398

Software 0.3%
ACI Worldwide, Inc. *	158,700	2,540,787

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 7.1%
Chemicals 2.0%
A. Schulman, Inc.	370,778	$8,349,920
American Pacific Corp. * ρ +	360,844	2,598,077
Arch Chemicals, Inc.	127,021	3,551,507
Innospec, Inc.	121,773	1,187,287
Kraton Performance Polymers, Inc. *	66,200	910,250

		16,597,041

Construction Materials 0.4%
Eagle Materials, Inc.	147,000	3,353,070

Metals & Mining 0.3%
Aurizon Mines, Ltd.	665,200	2,434,632

Paper & Forest Products 4.4%
Clearwater Paper Corp. *	94,193	4,608,864
Glatfelter	611,909	8,444,344
Neenah Paper, Inc.	943,682	13,136,053
Schweitzer-Mauduit International, Inc.	136,991	10,307,203
Wausau Paper Corp.	4,400	38,808

		36,535,272

UTILITIES 4.8%
Electric Utilities 4.8%
Allete, Inc. ρ	866,082	27,108,367
El Paso Electric Co. *	641,448	12,347,874

		39,456,241

Total Common Stocks (cost $985,020,575)		819,458,007

	Principal Amount	Value

OTHER 0.5%
Gryphon Funding, Ltd., Private Placement Pass-Through Notes + ☐ ρρ (cost $4,930,026)	$11,512,411	4,507,109

	Shares	Value

SHORT-TERM INVESTMENTS 7.7%
MUTUAL FUND SHARES 7.7%
BlackRock Liquidity TempFund, Institutional Class, 0.10% q ρρ	23,731,832	23,731,832
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	16,241,307	16,241,307
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.13% q ρρ	23,545,344	23,545,344

Total Short-Term Investments (cost $63,518,483)		63,518,483

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Value

Total Investments (cost $1,053,469,084) 107.1%	$887,483,599
Other Assets and Liabilities (7.1%)	(58,583,294)

Net Assets 100.0%	$828,900,305

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Financials	24.2%
Industrials	18.7%
Information Technology	17.1%
Consumer Discretionary	15.9%
Materials	7.2%
Consumer Staples	5.8%
Energy	5.1%
Utilities	4.8%
Health Care	1.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $1,037,227,777) including $56,609,029 of securities loaned	$871,242,292
Investments in affiliated issuers, at value (cost $16,241,307)	16,241,307

Total investments	887,483,599
Cash	44,735
Segregated cash	2,330
Receivable for securities sold	8,795,739
Receivable for Fund shares sold	731,951
Dividends receivable	725,972
Receivable for securities lending income	3,268
Prepaid expenses and other assets	49,066

Total assets	897,836,660

Liabilities
Payable for securities purchased	6,039,567
Payable for Fund shares redeemed	1,504,981
Payable for securities on loan	61,200,153
Advisory fee payable	53,115
Distribution Plan expenses payable	16,101
Due to other related parties	8,916
Accrued expenses and other liabilities	113,522

Total liabilities	68,936,355

Net assets	$828,900,305

Net assets represented by
Paid-in capital	$1,170,799,972
Overdistributed net investment income	(2,370,254)
Accumulated net realized losses on investments	(173,543,928)
Net unrealized losses on investments	(165,985,485)

Total net assets	$828,900,305

Net assets consists of
Class A	$466,513,990
Class B	35,569,353
Class C	39,175,526
Class I	283,638,910
Class R	4,002,526

Total net assets	$828,900,305

Shares outstanding (unlimited number of shares authorized)
Class A	26,929,380
Class B	2,140,525
Class C	2,349,780
Class I	16,261,967
Class R	232,855

Net asset value per share
Class A	$17.32
Class A — Offering price (based on sales charge of 5.75%)	$18.38
Class B	$16.62
Class C	$16.67
Class I	$17.44
Class R	$17.19

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,753)	$7,377,586
Securities lending	30,859
Income from affiliated issuers	16,959

Total investment income	7,425,404

Expenses
Advisory fee	3,877,535
Distribution Plan expenses
Class A	595,137
Class B	193,525
Class C	204,277
Class R	9,896
Administrative services fee	484,692
Transfer agent fees	1,057,046
Trustees’ fees and expenses	10,617
Printing and postage expenses	80,261
Custodian and accounting fees	115,207
Registration and filing fees	42,542
Professional fees	42,933
Other	15,775

Total expenses	6,729,443
Less: Expense reductions	(101)
Fee waivers	(145,408)

Net expenses	6,583,934

Net investment income	841,470

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities in unaffiliated issuers	33,731,281
Futures contracts	1,312,682

Net realized gains on investments	35,043,963

Net change in unrealized gains or losses on securities in unaffiliated issuers	90,699,552

Net realized and unrealized gains or losses on investments	125,743,515

Net increase in net assets resulting from operations	$126,584,985

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009

Operations
Net investment income		$841,470		$7,870,364
Net realized gains or losses on investments		35,043,963		(186,970,139)
Net change in unrealized gains or losses on investments		90,699,552		(68,871,846)

Net increase (decrease) in net assets resulting from operations		126,584,985		(247,971,621)

Distributions to shareholders from
Net investment income
Class A		(1,762,069)		(5,681,885)
Class B		0		(81,677)
Class C		0		(74,846)
Class I		(1,712,020)		(8,681,450)
Class R		(5,481)		(43,642)
Net realized gains
Class A		0		(41,782)
Class B		0		(6,191)
Class C		0		(4,315)
Class I		0		(50,021)
Class R		0		(409)

Total distributions to shareholders		(3,479,570)		(14,666,218)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,794,445	30,671,501	5,117,879	72,074,367
Class B	8,320	134,592	126,980	1,618,079
Class C	73,167	1,192,307	178,068	2,342,926
Class I	1,499,199	25,499,577	7,769,247	110,024,489
Class R	25,801	444,639	68,664	982,977

		57,942,616		187,042,838

Net asset value of shares issued in reinvestment of distributions
Class A	96,500	1,659,805	413,611	5,359,841
Class B	0	0	6,441	80,288
Class C	0	0	5,134	64,234
Class I	82,232	1,423,440	566,716	7,389,496
Class R	259	4,418	2,887	37,153

		3,087,663		12,931,012

Automatic conversion of Class B shares to Class A shares
Class A	206,877	3,493,629	726,255	10,046,187
Class B	(215,818)	(3,493,629)	(756,570)	(10,046,187)

		0		0

Payment for shares redeemed
Class A	(3,720,704)	(63,560,452)	(9,579,002)	(137,805,434)
Class B	(407,355)	(6,675,669)	(1,703,628)	(23,078,093)
Class C	(318,184)	(5,241,399)	(997,798)	(13,393,231)
Class I	(18,960,261)	(331,474,040)	(12,836,790)	(188,377,218)
Class R	(29,475)	(506,940)	(129,801)	(1,734,688)

		(407,458,500)		(364,388,664)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31, 2009

Capital share transactions continued
Net decrease in net assets resulting from capital share transactions	$(346,428,221)	$(164,414,814)

Total decrease in net assets	(223,322,806)	(427,052,653)
Net assets
Beginning of period	1,052,223,111	1,479,275,764

End of period	$828,900,305	$1,052,223,111

Undistributed (overdistributed) net investment income	$(2,370,254)	$267,846

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Special Values Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Special Values Fund, increase. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $145,408.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B, Class C and Class R shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class and the distribution fees for Class R shares are limited to 0.50% of the average daily net assets of the class.

For the six months ended January 31, 2010, EIS received $3,368 from the sale of Class A shares and $716, $16,236 and $403 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $162,758,222 and $468,735,100, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in deter-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

mining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$819,458,007	$0	$0	$819,458,007
Other	0	0	4,507,109	4,507,109
Short-term investments	63,518,483	0	0	63,518,483

	$882,976,490	$0	$4,507,109	$887,483,599

Further details on the major security types listed above can be found in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other

Balance as of August 1, 2009	$2,339,369
Realized gains or losses	214,197
Change in unrealized gains or losses	2,328,168
Net purchases (sales)	(374,625)
Transfers in and/or out of Level 3	0

Balance as of January 31, 2010	$4,507,109

Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2010	$2,241,467

During the six months ended January 31, 2010, the Fund loaned securities to certain brokers and earned $30,859, net of $7,226 paid to Wachovia Global Securities Lending as the securities lending agent. At January 31, 2010, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $56,609,029 and $61,200,153, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $1,073,317,244. The gross unrealized appreciation and depreciation on securities based on tax cost was $85,535,829 and $271,369,474, respectively, with a net unrealized depreciation of $185,833,645.

As of July 31, 2009, the Fund had $16,742,143 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2009, the Fund incurred and elected to defer post-October losses of $168,416,004.

6. DERIVATIVE TRANSACTIONS

During the six months ended January 31, 2010, the Fund entered into futures contracts for hedging purposes.

As of January 31, 2010, the Fund did not have any open futures contracts but had an average contract amount of $2,534,433 in futures contracts during the six months ended January 31, 2010.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended January 31, 2010, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

13. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Special Small Cap Value Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Special Small Cap Value Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Special Values Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (inclu ding amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research

ADDITIONAL INFORMATION (unaudited) continued

capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Russell 2000 Value Index, and had performed in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees also noted that, for the ten-year period ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index and performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did

ADDITIONAL INFORMATION (unaudited) continued

not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the average management fee paid by the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

120970 562796 rv7 03/2010

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: March 31, 2010

By:	/s/ Jeremy DePalma

Jeremy DePalma
Principal Financial Officer

Date: March 31, 2010